John Hancock

Multifactor ETFs

Quarterly portfolio holdings 7/31/19

Funds’ investments

MULTIFACTOR CONSUMER DISCRETIONARY ETF

As of 7-31-19 (unaudited)

	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$39,931,028
(Cost $36,617,974)
Communication services – 0.7%		287,940

Entertainment – 0.7%
Cinemark Holdings, Inc.	3,384	135,089
The Madison Square Garden Company, Class A (A)	527	152,851
Consumer discretionary – 92.0%		36,764,374

Auto components – 0.2%
The Goodyear Tire & Rubber Company	6,885	94,531
Automobiles – 5.2%
Ford Motor Company	42,655	406,502
General Motors Company	23,392	943,633
Harley-Davidson, Inc.	4,543	162,549
Tesla, Inc. (A)(B)	2,057	496,992
Thor Industries, Inc.	1,241	73,964
Distributors – 2.3%
Genuine Parts Company	4,500	437,040
LKQ Corp. (A)	6,427	173,079
Pool Corp.	1,580	299,205
Diversified consumer services – 2.5%
Bright Horizons Family Solutions, Inc. (A)	1,551	235,861
Chegg, Inc. (A)	3,083	138,488
Grand Canyon Education, Inc. (A)	1,376	149,668
H&R Block, Inc.	5,677	157,196
Service Corp. International	6,802	313,844
Hotels, restaurants and leisure – 23.4%
Caesars Entertainment Corp. (A)	1,687	19,974
Carnival Corp.	4,297	202,947
Chipotle Mexican Grill, Inc. (A)	712	566,417
Choice Hotels International, Inc.	907	77,830
Cracker Barrel Old Country Store, Inc.	1,101	191,255
Darden Restaurants, Inc.	4,222	513,226
Domino’s Pizza, Inc.	914	223,500
Dunkin’ Brands Group, Inc.	1,879	150,621
Hilton Worldwide Holdings, Inc.	8,836	853,116
Hyatt Hotels Corp., Class A	1,210	93,594
International Game Technology PLC (B)	2,405	32,107
Las Vegas Sands Corp.	5,706	344,871
Marriott International, Inc., Class A	6,532	908,340
McDonald’s Corp.	6,295	1,326,482
MGM Resorts International	10,689	320,884
Norwegian Cruise Line Holdings, Ltd. (A)	7,206	356,265
Planet Fitness, Inc., Class A (A)	2,119	166,681
Royal Caribbean Cruises, Ltd.	5,385	626,491
Six Flags Entertainment Corp.	1,564	82,626
Starbucks Corp.	9,815	929,382
Texas Roadhouse, Inc.	1,855	102,452
The Wendy’s Company	5,046	91,787
Vail Resorts, Inc.	750	184,890

MULTIFACTOR CONSUMER DISCRETIONARY ETF

(continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Wyndham Destinations, Inc.	2,390	$112,473
Wyndham Hotels & Resorts, Inc.	2,863	161,903
Wynn Resorts, Ltd.	2,120	275,748
Yum! Brands, Inc.	3,827	430,614
Household durables – 1.4%
Mohawk Industries, Inc. (A)	1,206	150,376
Newell Brands, Inc.	8,932	126,745
Whirlpool Corp.	1,880	273,502
Internet and direct marketing retail – 9.8%
Amazon.com, Inc. (A)	1,370	2,557,489
Booking Holdings, Inc. (A)	352	664,087
Expedia Group, Inc.	4,019	533,482
Wayfair, Inc., Class A (A)	1,091	143,096
Leisure products – 1.3%
Hasbro, Inc.	3,232	391,589
Mattel, Inc. (A)(B)	9,810	143,226
Multiline retail – 7.3%
Dollar General Corp.	3,993	535,142
Dollar Tree, Inc. (A)	7,270	739,723
Kohl’s Corp.	6,030	324,776
Macy’s, Inc.	8,685	197,410
Nordstrom, Inc. (B)	6,144	203,428
Ollie’s Bargain Outlet Holdings, Inc. (A)	1,568	132,794
Target Corp.	9,233	797,731
Specialty retail – 28.1%
Advance Auto Parts, Inc.	2,296	345,869
American Eagle Outfitters, Inc.	3,306	58,483
AutoZone, Inc. (A)	618	694,039
Best Buy Company, Inc.	10,677	817,111
Burlington Stores, Inc. (A)	2,163	390,962
CarMax, Inc. (A)	5,120	449,331
Carvana Company (A)(B)	742	47,162
Dick’s Sporting Goods, Inc.	3,561	132,362
Five Below, Inc. (A)	1,704	200,152
Foot Locker, Inc.	3,250	133,445
L Brands, Inc.	3,670	95,237
Lowe’s Companies, Inc.	12,012	1,218,017
O’Reilly Automotive, Inc. (A)	1,230	468,335
Penske Automotive Group, Inc.	836	38,431
Ross Stores, Inc.	8,305	880,579
The Gap, Inc.	6,734	131,313
The Home Depot, Inc.	12,023	2,569,190
The TJX Companies, Inc.	17,528	956,328
Tiffany & Company	3,482	327,029
Tractor Supply Company	3,959	430,779
Ulta Beauty, Inc. (A)	1,852	646,811
Williams-Sonoma, Inc. (B)	2,974	198,306
Textiles, apparel and luxury goods – 10.5%
Capri Holdings, Ltd. (A)	3,943	140,331

2 JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR CONSUMER DISCRETIONARY ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods (continued)
Carter’s, Inc.	1,196	$111,252
Columbia Sportswear Company	1,008	106,828
Deckers Outdoor Corp. (A)	1,057	165,188
Hanesbrands, Inc.	19,426	312,564
Kontoor Brands, Inc. (A)	826	24,227
Lululemon Athletica, Inc. (A)	2,722	520,147
NIKE, Inc., Class B	17,223	1,481,695
PVH Corp.	1,582	140,671
Ralph Lauren Corp.	1,581	164,788
Skechers U.S.A., Inc., Class A (A)	2,710	102,817
Tapestry, Inc.	5,715	176,765
Under Armour, Inc., Class A (A)	5,391	124,370
Under Armour, Inc., Class C (A)	5,623	114,372
VF Corp.	5,784	505,464
Consumer staples – 1.9%		756,653

Personal products – 1.9%
The Estee Lauder Companies, Inc., Class A	4,108	756,653
Industrials – 2.2%		888,578

Commercial services and supplies – 2.2%
Copart, Inc. (A)	9,063	702,654
Rollins, Inc.	5,545	185,924
Information technology – 3.1%		1,233,483

IT services – 1.1%
Sabre Corp.	17,776	417,914
Software – 2.0%
Intuit, Inc.	2,941	815,569
SECURITIES LENDING COLLATERAL – 2.2%		$890,368
(Cost $890,430)
John Hancock Collateral Trust, 2.4297% (C)(D)	88,977	890,368
SHORT-TERM INVESTMENTS – 0.2%		$52,341

(Cost $52,341)
Money market funds – 0.2%		52,341
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.2608% (C)	52,341	52,341
Total investments (Multifactor Consumer Discretionary ETF) (Cost $37,560,745) 102.3%		$40,873,737
Other assets and liabilities, net (2.3%)		(908,950)
Total net assets 100.0%		$39,964,787

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-19. The value of securities on loan amounted to $883,361.
(C)	The rate shown is the annualized seven-day yield as of 7-31-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

MULTIFACTOR CONSUMER STAPLES ETF

As of 7-31-19 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$27,282,971
(Cost $25,963,931)
Consumer staples – 99.9%		27,282,971

Beverages – 19.7%
Brown-Forman Corp., Class A	3,162	168,724
Brown-Forman Corp., Class B	9,085	497,949
Constellation Brands, Inc., Class A	2,447	481,619
Keurig Dr. Pepper, Inc.	3,173	89,288
Molson Coors Brewing Company, Class B	5,549	299,591
Monster Beverage Corp. (A)	5,642	363,740
PepsiCo, Inc.	13,249	1,693,355
The Coca-Cola Company	33,790	1,778,368
Food and staples retailing – 21.3%
Casey’s General Stores, Inc.	1,595	258,246
Costco Wholesale Corp.	4,852	1,337,357
Performance Food Group Company (A)	5,594	245,297
Sysco Corp.	8,439	578,662
The Kroger Company	41,063	868,893
US Foods Holding Corp. (A)	8,976	317,481
Walgreens Boots Alliance, Inc.	9,325	508,119
Walmart, Inc.	15,477	1,708,351
Food products – 33.0%
Archer-Daniels-Midland Company	19,444	798,760
Bunge, Ltd.	4,437	259,254
Campbell Soup Company	7,652	316,334
Conagra Brands, Inc.	15,852	457,647
Flowers Foods, Inc.	6,177	146,395
General Mills, Inc.	26,574	1,411,345
Hormel Foods Corp.	9,041	370,591
Ingredion, Inc.	2,657	205,360
Kellogg Company	10,182	592,796
Lamb Weston Holdings, Inc.	3,951	265,191
Lancaster Colony Corp.	664	103,464
McCormick & Company, Inc.	3,302	523,499
Mondelez International, Inc., Class A	16,662	891,250
Pilgrim’s Pride Corp. (A)	2,608	70,572
Post Holdings, Inc. (A)	3,321	356,078
Seaboard Corp.	11	44,898
The Hershey Company	4,873	739,429
The J.M. Smucker Company	3,948	438,978
The Kraft Heinz Company	5,886	188,411
Tyson Foods, Inc., Class A	10,515	835,943
Household products – 16.9%
Church & Dwight Company, Inc.	8,204	618,910
Colgate-Palmolive Company	11,345	813,890
Kimberly-Clark Corp.	4,593	623,040
The Clorox Company	4,451	723,733
The Procter & Gamble Company	15,546	1,835,050
Personal products – 0.5%
Herbalife Nutrition, Ltd. (A)	3,123	128,105

SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS 3

MULTIFACTOR CONSUMER STAPLES ETF

(continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Tobacco – 8.5%
Altria Group, Inc.	24,672	$1,161,311
Philip Morris International, Inc.	13,966	1,167,697
SHORT-TERM INVESTMENTS – 0.1%		$18,417
(Cost $18,417)
Money market funds – 0.1%		18,417

State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.2608% (B)	18,417	18,417
Total investments (Multifactor Consumer Staples ETF) (Cost $25,982,348) 100.0%		$27,301,388
Other assets and liabilities, net 0.0%		111
Total net assets 100.0%		$27,301,499

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 7-31-19.

MULTIFACTOR DEVELOPED INTERNATIONAL ETF

As of 7-31-19 (unaudited)	Shares or Principal Amount	Value
COMMON STOCKS – 99.0%		$490,105,512
(Cost $466,520,857)
Australia – 7.4%		36,489,236

AGL Energy, Ltd.	47,535	687,051
Alumina, Ltd.	40,117	64,703
AMP, Ltd.	322,937	398,426
APA Group	75,249	572,594
Aristocrat Leisure, Ltd.	28,067	592,930
ASX, Ltd.	10,168	622,687
Aurizon Holdings, Ltd.	232,756	924,060
Australia & New Zealand Banking Group, Ltd.	75,240	1,447,390
BHP Group PLC	69,143	1,679,867
BHP Group, Ltd.	96,714	2,717,067
BlueScope Steel, Ltd.	64,836	584,969
Brambles, Ltd.	52,020	470,415
Caltex Australia, Ltd.	18,486	343,510
CIMIC Group, Ltd.	7,476	189,057
Cochlear, Ltd.	4,296	652,460
Coles Group, Ltd. (A)	46,673	456,805
Commonwealth Bank of Australia	42,717	2,423,134
Computershare, Ltd.	33,693	367,851
Crown Resorts, Ltd.	30,165	246,584
CSL, Ltd.	13,178	2,085,624
Dexus	29,386	265,736
Fortescue Metals Group, Ltd.	132,307	759,635
Goodman Group	28,935	295,363
Insurance Australia Group, Ltd.	55,841	332,155
Lendlease Group	47,483	476,188

MULTIFACTOR DEVELOPED INTERNATIONAL ETF

(continued)

	Shares or Principal Amount	Value
Australia (continued)
Macquarie Group, Ltd.	10,846	$962,783
Medibank Pvt., Ltd.	215,535	536,293
Mirvac Group	107,567	238,733
National Australia Bank, Ltd.	65,485	1,286,814
Newcrest Mining, Ltd.	25,410	623,143
Oil Search, Ltd.	109,506	536,642
Origin Energy, Ltd.	96,699	529,199
Qantas Airways, Ltd.	144,573	568,984
QBE Insurance Group, Ltd.	93,632	806,053
Ramsay Health Care, Ltd.	9,087	455,837
REA Group, Ltd.	4,075	275,786
Santos, Ltd.	198,451	988,937
Scentre Group	60,534	166,475
Sonic Healthcare, Ltd.	25,188	486,798
South32, Ltd.	169,992	367,904
Stockland	81,600	257,030
Suncorp Group, Ltd.	42,160	392,584
Sydney Airport	113,471	653,835
Tabcorp Holdings, Ltd.	116,531	360,632
Telstra Corp., Ltd.	401,699	1,099,178
The GPT Group	60,789	260,192
TPG Telecom, Ltd.	13,897	66,858
Transurban Group	30,647	328,470
Treasury Wine Estates, Ltd.	23,966	292,379
Vicinity Centres	91,944	165,402
Wesfarmers, Ltd.	23,573	636,747
Westpac Banking Corp. (B)	94,139	1,858,964
Woodside Petroleum, Ltd.	29,607	708,110
Woolworths Group, Ltd.	37,563	922,213
Austria – 0.2%		817,002

ANDRITZ AG	2,312	83,300
Erste Group Bank AG (A)	8,095	292,381
OMV AG	3,508	176,972
Raiffeisen Bank International AG	3,724	87,985
Telekom Austria AG (A)	3,108	23,185
Verbund AG	781	44,000
voestalpine AG	4,079	109,179
Belgium – 1.1%		5,596,398

Ackermans & van Haaren NV	2,672	392,106
Ageas	19,754	1,070,453
Anheuser-Busch InBev SA	17,897	1,814,708
Colruyt SA	6,514	342,109
Galapagos NV (A)	605	105,581
Galapagos NV (Euronext Amsterdam) (A)	12	2,110
KBC Group NV	8,162	529,624
Proximus SADP	12,179	349,986
Solvay SA	2,347	242,657
Telenet Group Holding NV	1,420	70,356
UCB SA	4,278	336,372
Umicore SA (B)	10,748	340,336

4 JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Chile – 0.0%		$238,568

Antofagasta PLC	20,745	238,568
China – 0.0%		203,503

Evergrande Health Industry Group, Ltd. (A)(B)	180,000	203,503
Denmark – 1.6%		7,946,857

A.P. Moller – Maersk A/S, Series A	163	175,598
A.P. Moller – Maersk A/S, Series B	161	182,158
Carlsberg A/S, Class B	3,559	489,063
Chr. Hansen Holding A/S	6,081	535,323
Coloplast A/S, B Shares	2,801	329,188
Danske Bank A/S	17,644	263,740
Demant A/S (A)	4,185	124,396
DSV A/S	9,398	903,836
Genmab A/S (A)	2,720	507,771
H Lundbeck A/S	8,364	325,997
Novo Nordisk A/S, B Shares	45,669	2,206,281
Novozymes A/S, B Shares	18,326	856,096
Orsted A/S (C)	3,938	361,819
The Drilling Company of 1972 A/S (A)	650	44,253
Tryg A/S	3,333	102,475
Vestas Wind Systems A/S	6,514	538,863
Finland – 1.2%		5,690,252

Elisa OYJ	10,521	497,614
Fortum OYJ	14,729	341,105
Kesko OYJ, A Shares	707	40,146
Kesko OYJ, B Shares	2,390	145,931
Kone OYJ, Class B	11,261	646,961
Neste OYJ	12,138	405,298
Nokia OYJ	107,363	583,285
Nokian Renkaat OYJ	8,399	242,857
Nordea Bank ABP	77,914	503,554
Orion OYJ, Class A	1,408	48,911
Orion OYJ, Class B	7,221	249,316
Sampo OYJ, A Shares	8,703	365,019
Stora Enso OYJ, R Shares	41,952	487,412
UPM-Kymmene OYJ	28,135	765,909
Wartsila OYJ ABP	28,947	366,934
France – 10.2%		50,360,305

Aeroports de Paris	2,002	347,059
Air Liquide SA	13,513	1,880,671
Airbus SE	13,593	1,938,117
AXA SA	57,540	1,467,089
BNP Paribas SA	27,435	1,288,435
Bouygues SA	39,771	1,433,820
Capgemini SE	9,936	1,274,981
Carrefour SA	17,994	348,701
Cie de Saint-Gobain	39,508	1,528,810
Cie Generale des Etablissements Michelin SCA	21,670	2,423,595
CNP Assurances	10,989	228,797
Credit Agricole SA	56,322	676,002

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
France (continued)
Danone SA	14,739	$1,286,575
Dassault Aviation SA	44	60,747
Dassault Systemes SA	4,661	716,159
Electricite de France SA	50,267	627,673
Engie SA	92,753	1,437,535
EssilorLuxottica SA	3,800	518,922
Hermes International	688	487,648
Kering SA	1,572	821,749
Legrand SA	21,922	1,558,692
L’Oreal SA	5,705	1,537,171
LVMH Moet Hennessy Louis Vuitton SE	7,570	3,163,192
Natixis SA	71,426	289,633
Orange SA	220,299	3,292,895
Pernod Ricard SA	2,338	414,028
Peugeot SA	93,516	2,224,018
Publicis Groupe SA	16,832	837,899
Renault SA	19,528	1,098,864
Safran SA	10,959	1,584,397
Sanofi	24,677	2,073,291
Schneider Electric SE	11,120	966,709
Societe Generale SA	24,022	593,897
Sodexo SA	7,471	862,182
Thales SA	8,502	966,018
TOTAL SA	61,993	3,246,496
Unibail-Rodamco-Westfield (Euronext Amsterdam)	6,079	818,971
Unibail-Rodamco-Westfield (Euronext Paris)	99	13,337
Vinci SA	17,480	1,814,658
Vivendi SA	78,860	2,210,872
Germany – 8.5%		41,906,166

adidas AG	5,326	1,717,022
Allianz SE	11,640	2,726,778
BASF SE	29,339	1,977,275
Bayer AG	22,215	1,453,133
Bayerische Motoren Werke AG	21,174	1,575,526
Beiersdorf AG	5,189	606,630
Commerzbank AG	57,602	395,258
Continental AG	3,910	545,219
Covestro AG (C)	12,151	556,174
Daimler AG	28,372	1,481,384
Deutsche Bank AG	131,098	1,027,590
Deutsche Boerse AG	11,481	1,614,486
Deutsche Lufthansa AG	64,248	1,028,297
Deutsche Post AG	23,303	765,653
Deutsche Telekom AG	104,600	1,732,949
Deutsche Wohnen SE	46,839	1,732,441
E.ON SE	213,771	2,154,966
Evonik Industries AG	24,746	715,255
Fresenius Medical Care AG & Company KGaA	21,858	1,530,778
Fresenius SE & Company KGaA	5,710	289,521

SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS 5

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Germany (continued)
Hannover Rueck SE	3,180	$501,705
HeidelbergCement AG	13,669	998,675
Henkel AG & Company KGaA	1,757	166,379
HOCHTIEF AG	717	82,066
Infineon Technologies AG	82,983	1,572,533
Innogy SE (C)	13,510	654,479
Innogy SE	1,423	60,127
Merck KGaA	1,633	168,073
MTU Aero Engines AG	1,516	382,313
Muenchener Rueckversicherungs-Gesellschaft AG	5,001	1,212,735
RWE AG	52,698	1,435,165
SAP SE	13,780	1,714,081
Siemens AG	10,228	1,127,284
Siemens Healthineers AG (C)	2,669	112,373
Symrise AG	3,707	345,213
TUI AG	35,689	357,286
Volkswagen AG	1,864	321,061
Vonovia SE	79,403	3,912,906
Wirecard AG	6,845	1,155,377
Hong Kong—3.7%		18,104,727

AIA Group, Ltd.	300,802	3,108,737
BOC Hong Kong Holdings, Ltd.	124,295	477,942
CK Asset Holdings, Ltd.	84,396	639,878
CK Hutchison Holdings, Ltd.	88,773	835,234
CK Infrastructure Holdings, Ltd.	29,929	232,652
CLP Holdings, Ltd.	82,571	899,242
Dairy Farm International Holdings, Ltd.	20,500	153,750
Galaxy Entertainment Group, Ltd.	75,641	521,802
Hang Lung Properties, Ltd.	171,000	404,568
Hang Seng Bank, Ltd.	24,389	582,315
Henderson Land Development Company, Ltd.	48,326	251,573
HKT Trust & HKT, Ltd.	474,337	758,658
Hong Kong & China Gas Company, Ltd.	137,484	304,548
Hong Kong Exchanges & Clearing, Ltd.	38,324	1,300,330
Hongkong Land Holdings, Ltd.	65,300	399,636
Link REIT	62,026	724,227
MTR Corp., Ltd.	54,005	355,646
New World Development Company, Ltd.	656,060	930,296
Power Assets Holdings, Ltd.	100,073	717,830
Sino Land Company, Ltd.	320,927	523,132
Sun Hung Kai Properties, Ltd.	44,662	724,027
Swire Pacific, Ltd., Class A	39,865	456,814
Swire Pacific, Ltd., Class B	70,628	126,316
Swire Properties, Ltd.	89,401	324,922
Techtronic Industries Company, Ltd.	102,933	773,848
The Bank of East Asia, Ltd.	145,705	422,528
Wharf Real Estate Investment Company, Ltd.	86,992	552,320
Wheelock & Company, Ltd.	95,001	601,956

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Ireland—0.7%		$3,499,185

AIB Group PLC	12,630	43,593
Bank of Ireland Group PLC	49,369	219,870
CRH PLC	25,501	851,784
DCC PLC	6,531	556,743
ICON PLC (A)	2,710	423,221
James Hardie Industries PLC	22,207	304,440
Kerry Group PLC, Class A	4,854	569,628
Kingspan Group PLC	5,221	257,519
Smurfit Kappa Group PLC	8,578	272,387
Israel—0.3%		1,648,107

Azrieli Group, Ltd.	521	36,830
Bank Hapoalim BM (A)	34,489	263,236
Bank Leumi Le-Israel BM	72,624	533,117
Check Point Software Technologies, Ltd. (A)	2,254	252,335
Elbit Systems, Ltd.	422	68,159
Israel Chemicals, Ltd.	16,770	91,310
Mellanox Technologies, Ltd. (A)	128	14,415
Nice, Ltd. (A)	1,199	184,775
Taro Pharmaceutical Industries, Ltd.	157	12,681
Teva Pharmaceutical Industries, Ltd. (A)	23,902	191,249
Italy—2.0%		9,946,246

A2A SpA	50,519	88,872
Assicurazioni Generali SpA	26,182	490,903
Atlantia SpA	6,724	174,136
Davide Campari-Milano SpA	29,247	274,186
DiaSorin SpA	1,226	143,328
Enel SpA	178,679	1,233,236
Eni SpA	112,513	1,779,363
Ferrari NV	3,980	645,423
FinecoBank Banca Fineco SpA	23,459	234,864
Intesa Sanpaolo SpA	267,539	583,960
Leonardo SpA	20,690	254,320
Mediobanca SpA	56,613	570,700
Moncler SpA	11,515	476,549
Pirelli & C SpA (C)	9,357	55,674
Poste Italiane SpA (C)	26,175	281,524
Prysmian SpA (B)	12,815	266,388
Recordati SpA	7,686	346,839
Snam SpA	33,515	165,644
Telecom Italia SpA (A)	1,153,434	655,729
Terna Rete Elettrica Nazionale SpA	103,181	632,309
UniCredit SpA	40,412	479,464
UnipolSai Assicurazioni SpA (B)	43,033	112,835
Japan—25.1%		124,219,393

ABC-Mart, Inc.	1,700	108,036
Acom Company, Ltd.	28,300	100,611
Aeon Company, Ltd.	21,400	372,911
AEON Financial Service Company, Ltd.	7,100	115,353
AGC, Inc.	13,400	413,447

6 JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF

(continued)

	Shares or Principal Amount	Value
Japan (continued)
Aisin Seiki Company, Ltd.	12,900	$421,188
Ajinomoto Company, Inc.	10,800	194,664
Alfresa Holdings Corp.	7,500	182,432
Alps Alpine Company, Ltd.	14,500	267,096
ANA Holdings, Inc.	26,800	903,906
Asahi Group Holdings, Ltd.	9,100	396,855
Asahi Intecc Company, Ltd.	5,800	153,313
Asahi Kasei Corp.	54,400	557,653
Astellas Pharma, Inc.	37,700	539,415
Bandai Namco Holdings, Inc.	15,200	825,973
Bridgestone Corp.	36,800	1,389,639
Brother Industries, Ltd.	16,700	299,162
Calbee, Inc.	6,800	193,525
Canon, Inc.	21,100	577,274
Central Japan Railway Company	4,800	969,063
Chubu Electric Power Company, Inc.	20,300	287,743
Chugai Pharmaceutical Company, Ltd.	3,000	215,519
Coca-Cola Bottlers Japan Holdings, Inc.	7,600	188,504
Concordia Financial Group, Ltd.	93,100	330,127
CyberAgent, Inc.	4,000	162,837
Dai Nippon Printing Company, Ltd.	26,200	553,560
Daicel Corp.	13,900	118,548
Daifuku Company, Ltd.	7,200	398,545
Dai-ichi Life Holdings, Inc.	35,800	529,870
Daiichi Sankyo Company, Ltd.	7,600	465,275
Daikin Industries, Ltd.	6,800	850,822
Daito Trust Construction Company, Ltd.	2,300	298,158
Daiwa House Industry Company, Ltd.	20,200	578,791
Daiwa Securities Group, Inc.	100,100	434,696
Denso Corp.	10,400	444,257
Dentsu, Inc.	4,800	160,037
Disco Corp.	1,800	335,381
East Japan Railway Company	19,600	1,806,106
Eisai Company, Ltd.	3,300	179,505
Electric Power Development Company, Ltd.	15,400	347,076
FamilyMart UNY Holdings Company, Ltd.	3,300	70,817
FANUC Corp.	2,700	485,664
Fast Retailing Company, Ltd.	1,700	1,026,341
Fuji Electric Company, Ltd.	6,500	201,451
FUJIFILM Holdings Corp.	13,500	644,195
Fujitsu, Ltd.	9,600	755,356
Hakuhodo DY Holdings, Inc.	9,300	147,155
Hamamatsu Photonics KK	4,600	172,222
Hankyu Hanshin Holdings, Inc.	26,500	936,012
Hikari Tsushin, Inc.	1,500	333,088
Hino Motors, Ltd.	41,900	338,442
Hirose Electric Company, Ltd.	1,105	116,734
Hisamitsu Pharmaceutical Company, Inc.	1,800	73,028
Hitachi Chemical Company, Ltd.	11,700	323,063
Hitachi Construction Machinery Company, Ltd.	13,300	316,285
Hitachi High-Technologies Corp.	2,400	122,680

MULTIFACTOR DEVELOPED INTERNATIONAL ETF

(continued)

	Shares or Principal Amount	Value
Japan (continued)
Hitachi Metals, Ltd.	24,100	$256,149
Hitachi, Ltd.	32,800	1,175,755
Honda Motor Company, Ltd.	54,400	1,358,058
Hoshizaki Corp.	2,800	199,088
Hoya Corp.	12,700	983,131
Hulic Company, Ltd.	14,200	122,676
Idemitsu Kosan Company, Ltd.	24,659	685,887
Iida Group Holdings Company, Ltd.	12,400	204,887
Inpex Corp.	32,900	291,290
Isetan Mitsukoshi Holdings, Ltd.	30,900	247,029
Isuzu Motors, Ltd.	32,000	357,062
ITOCHU Corp.	45,700	876,329
Itochu Techno-Solutions Corp.	1,000	25,890
Japan Airlines Company, Ltd.	18,800	593,393
Japan Exchange Group, Inc.	38,500	568,414
Japan Post Bank Company, Ltd.	10,700	104,265
Japan Post Holdings Company, Ltd.	27,000	265,586
Japan Post Insurance Company, Ltd.	1,300	21,767
Japan Real Estate Investment Corp.	43	269,703
Japan Retail Fund Investment Corp.	65	130,988
Japan Tobacco, Inc.	29,300	652,925
JFE Holdings, Inc.	17,100	227,974
JGC Corp.	12,900	169,307
JSR Corp.	7,800	129,958
JTEKT Corp.	40,600	485,368
JXTG Holdings, Inc.	177,600	841,913
Kajima Corp.	52,300	678,226
Kansai Paint Company, Ltd.	7,800	154,886
Kao Corp.	16,100	1,183,163
Kawasaki Heavy Industries, Ltd.	22,000	482,247
KDDI Corp.	58,200	1,529,576
Keikyu Corp.	12,500	211,375
Keio Corp.	5,399	336,148
Keisei Electric Railway Company, Ltd.	6,400	236,666
Keyence Corp.	1,000	581,441
Kikkoman Corp.	5,000	229,104
Kintetsu Group Holdings Company, Ltd.	15,800	753,802
Kirin Holdings Company, Ltd.	28,700	626,470
Kobayashi Pharmaceutical Company, Ltd.	1,100	79,024
Koito Manufacturing Company, Ltd.	7,600	384,287
Komatsu, Ltd.	20,300	457,229
Konami Holdings Corp.	6,800	290,601
Konica Minolta, Inc.	55,600	466,000
Kose Corp.	1,600	274,244
Kubota Corp.	17,700	275,913
Kuraray Company, Ltd.	37,400	446,423
Kyocera Corp.	10,700	659,295
Kyowa Kirin Company, Ltd.	7,400	122,885
Kyushu Electric Power Company, Inc.	65,700	655,336
Kyushu Railway Company	4,000	114,575
Lawson, Inc.	5,400	271,057

SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS 7

MULTIFACTOR DEVELOPED INTERNATIONAL ETF

(continued)

	Shares or Principal Amount	Value
Japan (continued)
LINE Corp. (A)(B)	1,600	$51,209
Lion Corp.	12,100	239,270
LIXIL Group Corp.	30,800	536,146
M3, Inc.	14,000	285,738
Makita Corp.	3,500	115,888
Marubeni Corp.	53,300	348,542
Mazda Motor Corp.	64,900	644,965
Medipal Holdings Corp.	4,900	104,882
MEIJI Holdings Company, Ltd.	4,200	292,830
MINEBEA MITSUMI, Inc.	27,700	479,887
MISUMI Group, Inc.	14,800	337,234
Mitsubishi Chemical Holdings Corp.	109,400	782,501
Mitsubishi Corp.	45,600	1,233,289
Mitsubishi Electric Corp.	27,100	357,548
Mitsubishi Estate Company, Ltd.	15,900	294,642
Mitsubishi Heavy Industries, Ltd.	10,300	427,653
Mitsubishi Motors Corp.	12,700	56,379
Mitsubishi Tanabe Pharma Corp.	2,800	31,901
Mitsubishi UFJ Financial Group, Inc.	343,200	1,656,969
Mitsubishi UFJ Lease & Finance Company, Ltd.	72,400	387,423
Mitsui & Company, Ltd.	56,400	924,113
Mitsui Chemicals, Inc.	29,700	686,047
Mitsui Fudosan Company, Ltd.	20,600	468,919
Mizuho Financial Group, Inc.	597,400	849,538
MonotaRO Company, Ltd. (B)	7,200	158,887
MS&AD Insurance Group Holdings, Inc.	13,800	455,149
Murata Manufacturing Company, Ltd.	9,000	401,446
NEC Corp.	29,600	1,221,349
Nexon Company, Ltd. (A)	5,800	92,522
NGK Insulators, Ltd.	20,000	300,622
NGK Spark Plug Company, Ltd.	12,500	240,157
NH Foods, Ltd.	4,600	171,798
Nidec Corp.	5,200	704,748
Nikon Corp.	30,700	417,910
Nintendo Company, Ltd.	1,600	590,928
Nippon Building Fund, Inc.	39	274,428
Nippon Express Company, Ltd.	11,800	669,473
Nippon Paint Holdings Company, Ltd.	2,200	96,348
Nippon Steel Corp.	27,000	426,852
Nippon Telegraph & Telephone Corp.	81,500	3,694,617
Nissan Chemical Corp.	9,000	396,638
Nissan Motor Company, Ltd.	148,800	974,138
Nisshin Seifun Group, Inc.	10,400	197,799
Nissin Foods Holdings Company, Ltd.	2,600	162,597
Nitori Holdings Company, Ltd.	2,800	379,866
Nitto Denko Corp.	3,600	178,715
Nomura Holdings, Inc.	94,300	298,425
Nomura Real Estate Master Fund, Inc.	114	181,539
Nomura Research Institute, Ltd.	18,400	328,599
NSK, Ltd.	65,400	558,377
NTT Data Corp.	23,200	306,627

MULTIFACTOR DEVELOPED INTERNATIONAL ETF

(continued)

	Shares or Principal Amount	Value
Japan (continued)
NTT DOCOMO, Inc.	43,700	$1,052,503
Obayashi Corp.	88,500	844,449
Obic Company, Ltd.	2,200	236,463
Odakyu Electric Railway Company, Ltd.	21,700	487,263
Oji Holdings Corp.	100,000	521,299
Olympus Corp.	39,200	430,722
Omron Corp.	6,700	323,353
Ono Pharmaceutical Company, Ltd.	4,900	89,493
Oracle Corp. Japan	3,300	275,975
Oriental Land Company, Ltd.	2,700	359,088
ORIX Corp.	43,900	631,359
Osaka Gas Company, Ltd.	43,800	808,429
Otsuka Corp.	7,500	298,757
Otsuka Holdings Company, Ltd.	6,700	247,883
Pan Pacific International Holdings Corp.	6,100	391,029
Panasonic Corp.	75,700	644,714
PeptiDream, Inc. (A)	3,400	191,333
Persol Holdings Company, Ltd.	6,400	156,618
Pigeon Corp. (B)	4,100	151,803
Pola Orbis Holdings, Inc.	6,300	159,161
Rakuten, Inc.	16,700	171,653
Recruit Holdings Company, Ltd.	24,200	828,695
Renesas Electronics Corp. (A)	7,900	47,222
Resona Holdings, Inc.	71,400	292,242
Ricoh Company, Ltd.	56,700	523,264
Rohm Company, Ltd.	5,400	381,469
Ryohin Keikaku Company, Ltd.	1,700	304,223
Santen Pharmaceutical Company, Ltd.	13,900	225,447
SBI Holdings, Inc.	17,200	395,089
Secom Company, Ltd.	2,800	220,519
Seibu Holdings, Inc.	16,300	258,068
Seiko Epson Corp.	24,200	358,849
Sekisui Chemical Company, Ltd.	61,100	912,209
Sekisui House, Ltd.	31,300	529,138
Seven & i Holdings Company, Ltd.	25,500	875,561
SG Holdings Company, Ltd.	5,100	135,609
Sharp Corp. (A)(B)	3,600	45,723
Shimadzu Corp.	8,500	206,521
Shimano, Inc.	1,100	156,325
Shimizu Corp.	64,100	520,121
Shin-Etsu Chemical Company, Ltd.	4,700	482,878
Shionogi & Company, Ltd.	6,400	357,032
Shiseido Company, Ltd.	8,100	600,254
Showa Denko KK	13,600	369,264
SMC Corp.	700	256,984
Softbank Corp.	14,400	194,829
SoftBank Group Corp.	47,200	2,446,618
Sohgo Security Services Company, Ltd.	2,100	102,510
Sompo Holdings, Inc.	10,300	429,930
Sony Corp.	28,000	1,591,158
Sony Financial Holdings, Inc.	13,800	336,945

8 JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF

(continued)

	Shares or Principal Amount	Value
Japan (continued)
Stanley Electric Company, Ltd.	11,400	$284,331
Subaru Corp.	19,200	449,960
SUMCO Corp.	9,100	121,529
Sumitomo Chemical Company, Ltd.	178,700	822,933
Sumitomo Corp.	38,200	571,197
Sumitomo Dainippon Pharma Company, Ltd.	8,000	147,879
Sumitomo Electric Industries, Ltd.	24,200	301,790
Sumitomo Metal Mining Company, Ltd.	13,400	384,444
Sumitomo Mitsui Financial Group, Inc.	39,300	1,377,988
Sumitomo Mitsui Trust Holdings, Inc.	8,500	292,323
Sumitomo Realty & Development Company, Ltd.	4,800	175,819
Sundrug Company, Ltd.	5,200	144,877
Suntory Beverage & Food, Ltd.	2,800	111,794
Suzuken Company, Ltd.	1,000	55,538
Suzuki Motor Corp.	11,500	452,162
Sysmex Corp.	4,900	358,513
T&D Holdings, Inc.	40,000	451,669
Taisei Corp.	7,200	250,002
Taisho Pharmaceutical Holdings Company, Ltd.	3,100	237,836
Taiyo Nippon Sanso Corp.	15,800	326,114
Takeda Pharmaceutical Company, Ltd.	27,047	952,186
TDK Corp.	10,600	826,912
Terumo Corp.	13,500	395,644
The Chiba Bank, Ltd.	68,200	339,194
The Chugoku Electric Power Company, Inc.	33,800	423,064
The Kansai Electric Power Company, Inc.	39,700	492,159
The Shizuoka Bank, Ltd.	52,000	360,157
Tobu Railway Company, Ltd.	32,200	922,330
Toho Company, Ltd.	4,000	156,574
Tohoku Electric Power Company, Inc.	85,900	863,154
Tokio Marine Holdings, Inc.	21,900	1,169,277
Tokyo Century Corp.	4,800	200,046
Tokyo Electric Power Company Holdings, Inc. (A)	230,100	1,112,618
Tokyo Electron, Ltd.	3,500	602,648
Tokyo Gas Company, Ltd.	13,800	345,906
Tokyu Corp.	6,700	117,987
Toppan Printing Company, Ltd.	25,800	422,495
Toray Industries, Inc.	49,400	342,558
Toshiba Corp.	11,400	365,913
Tosoh Corp.	34,100	481,467
TOTO, Ltd.	7,500	302,901
Toyota Industries Corp.	5,300	276,776
Toyota Motor Corp.	95,500	6,178,144
Toyota Tsusho Corp.	7,600	221,893
Trend Micro, Inc.	10,200	447,644
Tsuruha Holdings, Inc.	1,900	194,769
Unicharm Corp.	13,900	396,612
United Urban Investment Corp.	49	83,085
USS Company, Ltd.	17,800	355,262

MULTIFACTOR DEVELOPED INTERNATIONAL ETF

(continued)

	Shares or Principal Amount	Value
Japan (continued)
West Japan Railway Company	9,300	$765,585
Yahoo Japan Corp.	36,400	107,616
Yakult Honsha Company, Ltd.	1,200	68,192
Yamada Denki Company, Ltd.	43,500	192,710
Yamaha Corp.	5,600	266,139
Yamaha Motor Company, Ltd.	23,200	409,833
Yamato Holdings Company, Ltd.	6,000	118,453
Yamazaki Baking Company, Ltd.	6,000	91,844
Yaskawa Electric Corp.	13,700	460,557
ZOZO, Inc.	13,900	264,110
Luxembourg – 0.3%		1,249,883

ArcelorMittal	22,396	362,017
Millicom International Cellular SA	14,456	748,632
Tenaris SA	10,984	139,234
Macau – 0.1%		590,890

Sands China, Ltd.	68,000	330,970
Wynn Macau, Ltd.	113,921	259,920
Mexico – 0.0%		99,618

Fresnillo PLC	13,537	99,618
Netherlands – 4.0%		20,037,847

ABN AMRO Bank NV (C)	26,408	528,072
Adyen NV (A)(C)	189	144,567
Akzo Nobel NV	22,360	2,127,331
ASML Holding NV	8,355	1,886,538
Heineken Holding NV	6,620	675,894
Heineken NV	6,568	710,220
ING Groep NV	99,185	1,112,270
Koninklijke Ahold Delhaize NV	39,980	910,528
Koninklijke DSM NV	13,831	1,737,056
Koninklijke Philips NV	30,884	1,460,899
NN Group NV	23,327	883,837
Royal Dutch Shell PLC, A Shares	103,959	3,301,971
Royal Dutch Shell PLC, B Shares	89,386	2,848,403
Wolters Kluwer NV	23,430	1,710,261
New Zealand – 0.2%		790,663

a2 Milk Company, Ltd. (A)	14,276	169,787
Auckland International Airport, Ltd.	22,520	138,302
Fisher & Paykel Healthcare Corp., Ltd.	13,074	142,376
Meridian Energy, Ltd.	42,047	130,569
Ryman Healthcare, Ltd.	5,373	45,746
Spark New Zealand, Ltd.	62,389	163,883
Norway – 0.6%		2,873,859

Adevinta ASA, A Shares (A)	1,034	11,703
Adevinta ASA, B Shares (A)	1,268	14,221
Aker ASA, A Shares	551	29,425
Aker BP ASA	3,208	92,050
DNB ASA	27,454	496,259
Equinor ASA	58,162	1,052,331

SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS 9

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Norway (continued)
Gjensidige Forsikring ASA	2,676	$52,546
Mowi ASA	7,372	178,878
Norsk Hydro ASA	29,646	102,653
Orkla ASA	9,385	80,659
Salmar ASA	1,646	76,749
Schibsted ASA, A Shares	1,034	28,186
Schibsted ASA, B Shares	1,268	33,034
Telenor ASA	21,050	431,673
Yara International ASA	4,079	193,492

Portugal – 0.1%		693,721

EDP – Energias de Portugal SA	77,278	285,743
Galp Energia SGPS SA	12,919	202,599
Jeronimo Martins SGPS SA	12,630	205,379

Singapore – 1.0%		5,161,103

Ascendas Real Estate Investment Trust	77,400	173,062
CapitaLand Commercial Trust	33,900	51,028
CapitaLand Mall Trust	72,100	138,031
CapitaLand, Ltd.	88,100	233,036
City Developments, Ltd.	35,600	252,586
DBS Group Holdings, Ltd.	24,158	466,196
Genting Singapore, Ltd.	141,600	95,190
Jardine Cycle & Carriage, Ltd.	2,800	69,174
Keppel Corp., Ltd.	49,000	229,148
Oversea-Chinese Banking Corp., Ltd.	109,713	925,131
Singapore Airlines, Ltd.	29,300	207,030
Singapore Exchange, Ltd.	56,800	328,710
Singapore Technologies Engineering, Ltd.	53,300	165,132
Singapore Telecommunications, Ltd.	276,000	671,572
United Overseas Bank, Ltd.	53,824	1,038,291
Wilmar International, Ltd.	40,400	117,786

Spain – 2.9%		14,355,451

ACS Actividades de Construccion y Servicios SA	13,360	544,426
Aena SME SA (C)	4,265	779,253
Amadeus IT Group SA	14,749	1,171,841
Banco Bilbao Vizcaya Argentaria SA	151,476	775,721
Banco Santander SA	445,435	1,915,844
CaixaBank SA	217,091	540,220
EDP Renovaveis SA	13,674	141,285
Endesa SA	22,364	556,517
Ferrovial SA	24,488	642,089
Grifols SA	33,433	1,090,672
Iberdrola SA	194,645	1,857,271
Iberdrola SA, Interim Shares (A)	4,526	43,188
Industria de Diseno Textil SA	36,275	1,091,703
Naturgy Energy Group SA	26,477	675,080
Red Electrica Corp. SA	15,298	291,261
Repsol SA	69,889	1,119,360
Telefonica SA	145,308	1,119,720

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value

Sweden – 2.5%		$12,309,682

Alfa Laval AB	9,945	187,742
Assa Abloy AB, B Shares	13,348	310,145
Atlas Copco AB, A Shares	18,347	568,016
Atlas Copco AB, B Shares	10,854	299,603
Boliden AB	38,903	892,366
Electrolux AB, Series B	12,161	284,213
Epiroc AB, A Shares	18,408	203,592
Epiroc AB, B Shares	12,342	129,426
Essity AB, B Shares	12,851	385,805
Fastighets AB Balder, B Shares (A)	4,064	140,732
Hennes & Mauritz AB, B Shares	27,456	482,712
Hexagon AB, B Shares	3,006	147,274
Husqvarna AB, B Shares	30,833	275,895
ICA Gruppen AB	8,715	389,911
Lundin Petroleum AB	3,198	101,876
Nibe Industrier AB, B Shares	6,806	96,984
Sandvik AB	34,029	529,068
Securitas AB, B Shares	23,085	360,961
Skandinaviska Enskilda Banken AB, A Shares	34,752	329,873
Skandinaviska Enskilda Banken AB, C Shares	373	3,565
Skanska AB, B Shares	17,479	329,332
SKF AB, B Shares	61,945	1,026,051
Svenska Cellulosa AB SCA, B Shares	66,461	556,316
Svenska Handelsbanken AB, A Shares	43,623	396,525
Svenska Handelsbanken AB, B Shares	1,755	16,776
Swedbank AB, A Shares	29,240	402,947
Swedish Match AB	3,539	136,459
Swedish Orphan Biovitrum AB (A)	9,342	182,299
Tele2 AB, B Shares	41,130	593,595
Telefonaktiebolaget LM Ericsson, B Shares	57,576	510,752
Telia Company AB	95,786	430,846
Trelleborg AB, B Shares	17,585	244,808
Volvo AB, A Shares	13,865	209,280
Volvo AB, B Shares	76,741	1,153,937

Switzerland – 9.5%		46,981,615

ABB, Ltd.	176,251	3,347,879
Alcon, Inc. (A)	10,645	623,646
Chocoladefabriken Lindt & Spruengli AG	1	83,131
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	22	162,889
Cie Financiere Richemont SA	26,399	2,277,247
Coca-Cola HBC AG (A)	20,936	727,011
Credit Suisse Group AG (A)	188,295	2,288,070
Givaudan SA	699	1,868,236
Glencore PLC (A)	355,820	1,160,880
LafargeHolcim, Ltd. (A)	38,461	1,901,683
Lonza Group AG (A)	5,198	1,791,997
Nestle SA	69,022	7,369,319
Novartis AG	54,084	4,996,488
Partners Group Holding AG	1,238	993,151

10 JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Switzerland (continued)
Roche Holding AG	16,299	$4,390,029
Roche Holding AG, Bearer Shares	1,364	367,867
Schindler Holding AG	1,514	342,867
Schindler Holding AG, Participation Certificates	3,200	744,081
SGS SA	383	951,697
Sika AG	9,229	1,342,400
STMicroelectronics NV	46,085	857,664
Swiss Re AG	28,446	2,774,491
Swisscom AG (B)	4,187	2,040,634
The Swatch Group AG	4,194	230,458
The Swatch Group AG, Bearer Shares	2,379	696,398
UBS Group AG (A)	83,211	932,552
Zurich Insurance Group AG	4,911	1,718,850

United Arab Emirates – 0.0%		151,616

NMC Health PLC	5,005	151,616

United Kingdom – 15.8%		77,994,990

3i Group PLC	108,949	1,484,104
Admiral Group PLC	14,402	382,140
Anglo American PLC	73,324	1,830,647
Ashtead Group PLC	38,430	1,069,574
Associated British Foods PLC	10,344	306,510
AstraZeneca PLC	31,520	2,725,170
Aviva PLC	290,433	1,444,176
BAE Systems PLC	236,210	1,586,702
Barclays PLC	448,370	845,910
Barratt Developments PLC	74,942	592,053
BP PLC	1,025,703	6,853,568
British American Tobacco PLC	39,261	1,419,119
BT Group PLC	170,844	404,113
Bunzl PLC	25,742	677,676
Burberry Group PLC	37,214	1,029,352
Centrica PLC	489,157	455,680
CNH Industrial NV	50,311	513,893
Coca-Cola European Partners PLC	15,275	853,761
Compass Group PLC	52,703	1,344,206
Croda International PLC	7,981	458,127
Diageo PLC	66,700	2,812,335
easyJet PLC	12,478	147,287
Experian PLC	89,118	2,728,014
Ferguson PLC	17,819	1,344,891
Fiat Chrysler Automobiles NV	48,320	647,531
GlaxoSmithKline PLC	124,254	2,590,384
Halma PLC	11,541	281,214
Hargreaves Lansdown PLC	21,165	544,225
HSBC Holdings PLC	486,147	3,909,091
Imperial Brands PLC	30,593	784,779
Informa PLC	56,367	603,222
InterContinental Hotels Group PLC	7,048	493,545
Intertek Group PLC	12,284	858,549
ITV PLC	306,103	415,849

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
United Kingdom (continued)
J Sainsbury PLC	99,357	$239,240
Johnson Matthey PLC	11,664	459,166
Just Eat PLC (A)	8,792	81,968
Kingfisher PLC	230,524	627,758
Land Securities Group PLC	26,643	259,745
Legal & General Group PLC	310,885	996,576
Lloyds Banking Group PLC	1,598,672	1,043,932
London Stock Exchange Group PLC	15,936	1,292,921
Melrose Industries PLC	78,251	179,125
Micro Focus International PLC	9,971	212,290
Mondi PLC	41,045	906,395
National Grid PLC	111,890	1,156,723
Next PLC	12,613	936,524
Ocado Group PLC (A)	13,648	208,139
Pearson PLC	46,438	495,373
Persimmon PLC	23,252	571,981
Prudential PLC	33,991	706,713
Reckitt Benckiser Group PLC	8,888	693,459
RELX PLC	70,696	1,691,023
Rentokil Initial PLC	124,822	664,847
Rio Tinto PLC	34,108	1,962,052
Rio Tinto, Ltd.	12,688	864,901
Rolls-Royce Holdings PLC (A)	180,621	1,906,412
RSA Insurance Group PLC	63,764	437,693
Schroders PLC	5,491	199,888
Schroders PLC, Non-Voting Shares	3,582	108,553
Segro PLC	25,599	239,536
Smith & Nephew PLC	66,582	1,515,575
Smiths Group PLC	19,992	401,949
SSE PLC	72,774	980,635
St. James’s Place PLC	37,402	450,641
Standard Chartered PLC	73,643	610,285
Standard Life Aberdeen PLC	165,273	604,677
Taylor Wimpey PLC	242,365	480,164
Tesco PLC	326,495	892,702
The British Land Company PLC	30,455	189,436
The Royal Bank of Scotland Group PLC	99,147	263,439
The Sage Group PLC	85,947	757,712
Unilever NV	32,227	1,877,681
Unilever PLC	34,554	2,096,655
United Utilities Group PLC	19,468	187,983
Vodafone Group PLC	803,900	1,477,291
Whitbread PLC	9,544	528,565
Wm Morrison Supermarkets PLC	163,256	389,103
WPP PLC	59,768	710,167

United States – 0.0%		148,629

Carnival PLC	3,278	148,629

SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS 11

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
PREFERRED SECURITIES – 0.6%		$3,318,505
(Cost $3,241,550)

Germany – 0.6%		3,318,505

Bayerische Motoren Werke AG	5,892	$353,264
Henkel AG & Company KGaA	2,137	221,849
Porsche Automobil Holding SE	10,237	680,225
Sartorius AG	1,930	398,399
Volkswagen AG	9,906	1,664,768
SECURITIES LENDING COLLATERAL – 0.2%		$842,715
(Cost $842,786)
John Hancock Collateral Trust, 2.4297% (D)(E)	84,215	842,715
Total investments (Multifactor Developed International ETF) (Cost $470,605,193) – 99.8%		$494,266,732
Other assets and liabilities, net – 0.2%		887,470
Total net assets – 100.0%		$495,154,202

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-19. The value of securities on loan amounted to $798,176.
(C)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(D)	The rate shown is the annualized seven-day yield as of 7-31-19.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The fund had the following sector composition as a percentage of net assets on 7-31-19:

Financials	17.3%
Industrials	16.8%
Consumer discretionary	12.5%
Materials	9.5%
Health care	8.6%
Consumer staples	8.3%
Communication services	6.5%
Information technology	5.7%
Energy	5.3%
Utilities	4.9%
Real estate	4.2%
Short-term investments and other	0.4%
TOTAL	100.0%

MULTIFACTOR EMERGING MARKETS ETF

As of 7-31-19 (unaudited)

	Shares or Principal Amount	Value
COMMON STOCKS – 96.4%		$770,225,531
(Cost $758,027,185)
Brazil – 5.9%		46,850,815

Ambev SA	790,900	4,231,334
Atacadao SA	21,300	132,524
B2W Cia Digital (A)	4,200	42,351

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Brazil (continued)
B3 SA - Brasil Bolsa Balcao	342,400	$3,839,328
Banco Bradesco SA	173,400	1,433,709
Banco BTG Pactual SA	47,400	752,837
Banco do Brasil SA	225,100	2,944,619
BB Seguridade Participacoes SA	134,300	1,158,251
CCR SA	257,900	1,024,718
Centrais Eletricas Brasileiras SA	56,800	594,629
Cia de Saneamento Basico do Estado de Sao Paulo	116,500	1,653,405
Cia Energetica de Minas Gerais	7,700	34,831
Cia Siderurgica Nacional SA	66,400	291,711
Cielo SA	247,200	475,663
Engie Brasil Energia SA	58,125	745,680
Hapvida Participacoes e Investimentos SA (B)	36,200	402,158
Hypera SA	36,100	289,560
IRB Brasil Resseguros SA	14,500	366,103
JBS SA	325,500	2,154,082
Klabin SA	93,800	399,870
Kroton Educacional SA	269,700	900,290
Localiza Rent a Car SA	35,500	415,138
Lojas Americanas SA	50,200	186,652
Lojas Renner SA	148,280	1,870,347
Magazine Luiza SA	8,200	574,737
Natura Cosmeticos SA	10,900	177,205
Pagseguro Digital, Ltd., Class A (A)	11,104	482,802
Petrobras Distribuidora SA	45,900	324,494
Petroleo Brasileiro SA	521,900	3,993,383
Porto Seguro SA	11,500	159,238
Raia Drogasil SA	50,000	1,103,094
Rumo SA (A)	160,300	933,869
Suzano SA	88,465	721,103
TIM Participacoes SA	301,000	977,574
Ultrapar Participacoes SA	155,600	822,539
Vale SA	712,000	9,425,589
WEG SA	128,800	815,398

Chile – 1.0%		7,998,539

Aguas Andinas SA, Class A	376,007	211,362
Banco de Chile	3,168,209	456,472
Banco de Credito e Inversiones SA	9,103	575,926
Banco Santander Chile	8,509,734	618,863
Cencosud SA	235,809	467,578
Cia Cervecerias Unidas SA	30,671	431,841
Colbun SA	2,210,340	416,840
Empresa Nacional de Telecomunicaciones SA (A)	14,773	135,927
Empresas CMPC SA	240,593	566,642
Empresas COPEC SA	57,285	527,901
Enel Americas SA	9,614,898	1,593,236
Enel Chile SA	5,525,819	502,996
Itau CorpBanca	35,268,986	274,704
Latam Airlines Group SA	78,401	750,452

12 JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Chile (continued)
SACI Falabella	75,386	$467,799
China – 24.1%		192,617,674

58.com, Inc., ADR (A)	12,831	723,412
Agricultural Bank of China, Ltd., H Shares	4,566,000	1,860,721
Air China, Ltd., H Shares	712,000	700,367
Alibaba Group Holding, Ltd., ADR (A)	103,668	17,945,967
Aluminum Corp. of China, Ltd., H Shares (A)	1,198,000	396,380
Anhui Conch Cement Company, Ltd., H Shares	407,500	2,381,625
ANTA Sports Products, Ltd.	227,000	1,705,132
Baidu, Inc., ADR (A)	25,214	2,816,404
Bank of China, Ltd., H Shares	11,999,000	4,905,121
Bank of Communications Company, Ltd., H Shares	3,989,000	2,919,936
BeiGene, Ltd., ADR (A)	1,473	202,302
BYD Company, Ltd., H Shares	167,500	1,054,913
CGN Power Company, Ltd., H Shares (B)	1,942,000	563,157
China Cinda Asset Management Company, Ltd., H Shares	1,813,000	398,365
China CITIC Bank Corp., Ltd., H Shares	2,551,000	1,420,861
China Coal Energy Company, Ltd., H Shares	643,000	250,533
China Communications Construction Company, Ltd., H Shares	1,426,000	1,209,602
China Construction Bank Corp., H Shares	14,721,000	11,415,127
China Eastern Airlines Corp., Ltd., H Shares (A)	556,000	308,972
China Everbright Bank Company, Ltd., H Shares	617,000	279,025
China Evergrande Group	1,061,000	2,832,803
China Galaxy Securities Company, Ltd., H Shares	689,500	371,708
China Huarong Asset Management Company, Ltd. , H Shares (B)	3,656,000	621,173
China International Capital Corp., Ltd., H Shares (B)(C)	60,800	116,196
China Life Insurance Company, Ltd., H Shares	918,000	2,363,048
China Merchants Bank Company, Ltd., H Shares	760,000	3,810,728
China Merchants Securities Company, Ltd., H Shares (B)	94,000	109,396
China Minsheng Banking Corp., Ltd., H Shares	1,627,000	1,126,527
China Molybdenum Company, Ltd., H Shares	657,000	189,683
China Pacific Insurance Group Company, Ltd., H Shares	527,600	2,271,378
China Petroleum & Chemical Corp., H Shares	6,254,000	4,042,622
China Railway Construction Corp., H Shares	628,000	730,858
China Railway Group, Ltd., H Shares	820,000	578,239
China Reinsurance Group Corp., H Shares	958,000	168,888
China Resources Pharmaceutical Group, Ltd. (B)	205,500	224,982
China Shenhua Energy Company, Ltd., H Shares	1,178,500	2,348,599
China Southern Airlines Company, Ltd., H Shares	704,000	455,969
China Telecom Corp., Ltd., H Shares	4,428,000	1,991,155

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
China Vanke Company, Ltd., H Shares	409,400	$1,550,698
CITIC Securities Company, Ltd., H Shares (C)	439,500	851,163
CNOOC, Ltd.	4,441,000	7,341,246
Country Garden Holdings Company, Ltd.	2,013,000	2,746,438
CRRC Corp., Ltd., H Shares	711,000	562,231
CSC Financial Company, Ltd., H Shares (B)	19,000	13,811
CSPC Pharmaceutical Group, Ltd.	852,000	1,497,658
Ctrip.com International, Ltd., ADR (A)	60,560	2,360,629
Dongfeng Motor Group Company, Ltd., H Shares	546,000	490,346
ENN Energy Holdings, Ltd.	75,700	785,731
Fosun International, Ltd.	900,000	1,188,825
Fuyao Glass Industry Group Company, Ltd. , H Shares (B)	154,400	471,411
GF Securities Company, Ltd., H Shares (A)	279,600	316,822
Great Wall Motor Company, Ltd., H Shares	935,500	641,760
Guangzhou Automobile Group Company, Ltd., H Shares	644,000	662,272
Guotai Junan Securities Company, Ltd., H Shares (B)	106,600	173,493
Haitong Securities Company, Ltd., H Shares	562,000	563,587
Hengan International Group Company, Ltd.	218,000	1,650,059
Huaneng Power International, Inc., H Shares	1,588,000	929,118
Huatai Securities Company, Ltd., H Shares (B)	277,400	453,598
Huazhu Group, Ltd., ADR	17,396	569,893
Industrial & Commercial Bank of China, Ltd., H Shares	11,645,000	7,884,426
iQIYI, Inc., ADR (A)	11,968	222,485
JD.com, Inc., ADR (A)	110,274	3,298,295
Lenovo Group, Ltd.	386,000	313,617
Longfor Group Holdings, Ltd. (B)	439,500	1,639,444
Metallurgical Corp. of China, Ltd., H Shares	617,000	151,336
NetEase, Inc., ADR	16,773	3,871,544
New China Life Insurance Company, Ltd., H Shares	131,400	659,694
New Oriental Education & Technology Group, Inc., ADR (A)	14,561	1,518,858
Orient Securities Company, Ltd., H Shares (B)	136,000	83,394
PetroChina Company, Ltd., H Shares	4,834,000	2,568,944
PICC Property & Casualty Company, Ltd., H Shares	1,344,000	1,608,769
Ping An Insurance Group Company of China, Ltd., H Shares	1,202,000	14,341,880
Postal Savings Bank of China Company, Ltd., H Shares (B)	822,000	479,891
Shandong Gold Mining Company, Ltd., H Shares (B)	8,050	15,878
Shanghai Electric Group Company, Ltd., H Shares	542,000	189,024
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	74,000	221,681
Shenzhou International Group Holdings, Ltd.	130,400	1,810,764
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	992,000	347,230

SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS 13

MULTIFACTOR EMERGING MARKETS ETF (continued)
	Shares or Principal Amount	Value
China (continued)
Sinopharm Group Company, Ltd., H Shares	325,600	$1,214,568
Sunac China Holdings, Ltd.	393,000	1,797,340
Sunny Optical Technology Group Company, Ltd.	101,000	1,192,197
TAL Education Group, ADR (A)	44,405	1,429,841
Tencent Holdings, Ltd.	712,600	33,518,474
The People’s Insurance Company Group of China, Ltd., H Shares	1,372,000	580,145
Want Want China Holdings, Ltd.	1,947,000	1,524,689
Weibo Corp., ADR (A)	7,985	312,772
Weichai Power Company, Ltd., H Shares	674,000	1,050,448
Yum China Holdings, Inc.	69,835	3,177,493
Zijin Mining Group Company, Ltd., H Shares	1,942,000	783,955
ZTE Corp., H Shares (A)	125,800	380,876
ZTO Express Cayman, Inc., ADR	40,461	795,059
Hong Kong – 4.4%		34,948,491

Alibaba Health Information Technology, Ltd. (A)	472,000	428,713
China Gas Holdings, Ltd.	579,600	2,417,499
China Mengniu Dairy Company, Ltd. (A)	456,000	1,852,451
China Mobile, Ltd.	1,311,500	11,183,411
China Overseas Land & Investment, Ltd.	1,006,000	3,457,045
China Resources Beer Holdings Company, Ltd.	232,000	1,096,590
China Resources Gas Group, Ltd.	186,000	948,070
China Resources Land, Ltd.	852,000	3,673,399
China Resources Power Holdings Company, Ltd.	712,000	1,027,811
China Taiping Insurance Holdings Company, Ltd.	398,000	1,113,479
China Unicom Hong Kong, Ltd.	1,992,000	1,949,274
CITIC, Ltd.	1,321,000	1,755,056
Geely Automobile Holdings, Ltd.	899,000	1,394,226
Guangdong Investment, Ltd.	574,000	1,209,903
Sino Biopharmaceutical, Ltd.	556,000	687,551
Sun Art Retail Group, Ltd.	741,500	754,013
India – 11.5%		91,855,669

Axis Bank, Ltd., GDR	202,299	9,912,651
Dr. Reddy’s Laboratories, Ltd., ADR	55,989	2,060,955
ICICI Bank, Ltd., ADR	1,081,176	13,201,159
Infosys, Ltd., ADR	2,019,231	22,857,695
Larsen & Toubro Infotech, Ltd. (B)	2,065	45,404
Larsen & Toubro, Ltd., GDR	244,642	4,887,947
Reliance Industries, Ltd., GDR (B)	837,070	28,167,406
State Bank of India, GDR (A)	125,314	6,065,198
Tata Motors, Ltd., ADR (A)	196,282	1,905,898
Vedanta, Ltd., ADR	315,161	2,751,356
Indonesia - 2.7%		21,948,032

Adaro Energy Tbk PT	5,654,300	512,304
Astra International Tbk PT	4,176,500	2,085,717
Bank Central Asia Tbk PT	1,273,200	2,811,268

MULTIFACTOR EMERGING MARKETS ETF (continued)
	Shares or Principal Amount	Value
Indonesia (continued)
Bank Danamon Indonesia Tbk PT	806,900	$292,147
Bank Mandiri Persero Tbk PT	3,864,600	2,198,772
Bank Negara Indonesia Persero Tbk PT	1,621,300	980,275
Bank Rakyat Indonesia Persero Tbk PT	11,690,900	3,736,551
Barito Pacific Tbk PT	472,800	130,874
Bukit Asam Tbk PT	355,100	69,414
Charoen Pokphand Indonesia Tbk PT	1,556,600	596,898
Gudang Garam Tbk PT	84,800	456,760
Indah Kiat Pulp & Paper Corp. Tbk PT	655,400	349,512
Indocement Tunggal Prakarsa Tbk PT	274,800	440,617
Indofood CBP Sukses Makmur Tbk PT	469,800	358,626
Indofood Sukses Makmur Tbk PT	1,330,900	671,764
Jasa Marga Persero Tbk PT	530,500	227,081
Kalbe Farma Tbk PT	3,946,400	413,869
Mayora Indah Tbk PT	1,907,500	338,851
Pabrik Kertas Tjiwi Kimia Tbk PT	67,900	58,129
Perusahaan Gas Negara Persero Tbk PT	4,325,500	632,609
Semen Indonesia Persero Tbk PT	782,300	718,564
Smartfren Telecom Tbk PT (A)	2,833,700	34,974
Telekomunikasi Indonesia Persero Tbk PT	9,562,200	2,933,399
United Tractors Tbk PT	505,600	899,057
Malaysia – 2.4%		18,902,133

AirAsia Group BHD	187,800	89,201
AMMB Holdings BHD	310,600	318,390
Astro Malaysia Holdings BHD	538,300	189,152
Axiata Group BHD	755,236	920,595
CIMB Group Holdings BHD	679,638	836,680
Dialog Group BHD	409,900	342,701
DiGi.Com BHD	436,500	528,899
Fraser & Neave Holdings BHD	10,800	90,294
Genting BHD	506,200	842,747
Genting Malaysia BHD	528,800	495,930
HAP Seng Consolidated BHD	98,800	237,034
Hartalega Holdings BHD	173,100	207,644
Hong Leong Bank BHD	104,600	455,257
Hong Leong Financial Group BHD	81,000	352,933
IHH Healthcare BHD	273,300	380,163
IOI Corp. BHD	410,700	417,020
IOI Properties Group BHD	280,300	85,588
KLCCP Stapled Group	10,800	20,519
Kuala Lumpur Kepong BHD	52,400	299,937
Lotte Chemical Titan Holding BHD (B)	165,500	113,502
Malayan Banking BHD	672,870	1,410,475
Malaysia Airports Holdings BHD	193,700	393,831
Maxis BHD	251,800	346,595
MISC BHD	219,200	385,121
Nestle Malaysia BHD	6,400	230,471
Petronas Chemicals Group BHD	349,800	634,921
Petronas Dagangan BHD	59,300	337,708
Petronas Gas BHD	67,600	263,421

14 JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)
	Shares or Principal Amount	Value
Malaysia (continued)
PPB Group BHD	165,000	$747,728
Press Metal Aluminium Holdings BHD	361,100	398,159
Public Bank BHD	298,300	1,583,126
RHB Bank BHD	236,200	314,819
Sime Darby BHD	768,700	407,961
Sime Darby Plantation BHD	277,400	309,903
SP Setia BHD Group	126,171	59,929
Telekom Malaysia BHD	371,600	368,313
Tenaga Nasional BHD	802,800	2,688,646
Top Glove Corp. BHD	185,000	203,538
Westports Holdings BHD	225,100	218,199
YTL Corp. BHD	1,502,700	375,083
Mexico – 2.6%		21,100,973

Alfa SAB de CV, Class A	1,075,518	940,542
America Movil SAB de CV, Series L	4,317,537	3,054,671
Arca Continental SAB de CV	65,828	353,133
Banco Santander Mexico SA	343,139	492,594
Cemex SAB de CV	3,133,906	1,125,959
Coca-Cola Femsa SAB de CV	65,394	406,166
El Puerto de Liverpool SAB de CV, Series C1	27,674	135,861
Fibra Uno Administracion SA de CV	133,605	173,638
Fomento Economico Mexicano SAB de CV	216,117	1,979,434
Grupo Aeroportuario del Pacifico SAB de CV, Series B	71,547	724,808
Grupo Aeroportuario del Sureste SAB de CV, Class B	26,736	408,457
Grupo Bimbo SAB de CV, Series A	352,200	679,454
Grupo Carso SAB de CV, Series A1	66,880	215,943
Grupo Elektra SAB de CV	6,516	441,285
Grupo Financiero Banorte SAB de CV, Series O	369,039	1,863,834
Grupo Financiero Inbursa SAB de CV, Series O	569,245	703,825
Grupo Mexico SAB de CV, Series B	1,081,059	2,676,699
Grupo Televisa SAB	470,285	899,332
Industrias Penoles SAB de CV	33,952	315,333
Infraestructura Energetica Nova SAB de CV	95,818	372,828
Mexichem SAB de CV	255,677	471,694
Wal-Mart de Mexico SAB de CV	894,728	2,665,483
Philippines – 1.6%		12,936,201

Aboitiz Equity Ventures, Inc.	330,670	344,397
Aboitiz Power Corp.	528,300	367,513
Ayala Corp.	60,770	1,143,449
Ayala Land, Inc.	905,200	885,855
Bank of the Philippine Islands	372,070	658,046
BDO Unibank, Inc.	357,510	1,032,748
DMCI Holdings, Inc.	1,351,000	269,204
Globe Telecom, Inc.	7,265	306,661
GT Capital Holdings, Inc.	25,358	461,938
International Container Terminal Services, Inc.	260,240	690,394
JG Summit Holdings, Inc.	586,780	752,393
Jollibee Foods Corp.	99,290	505,352

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Philippines (continued)
LT Group, Inc.	598,800	$165,917
Manila Electric Company	56,840	407,695
Megaworld Corp.	712,100	85,641
Metro Pacific Investments Corp.	2,422,000	228,457
Metropolitan Bank & Trust Company	480,400	715,113
PLDT, Inc.	22,470	507,797
San Miguel Corp.	160,350	560,890
San Miguel Food and Beverage, Inc.	108,260	215,935
SM Investments Corp.	56,880	1,117,201
SM Prime Holdings, Inc.	1,330,600	954,397
Universal Robina Corp.	178,300	559,208
Poland – 1.1%		8,953,839

Bank Millennium SA (A)	30,461	59,866
Bank Polska Kasa Opieki SA	18,595	498,298
CD Projekt SA	6,415	383,308
Cyfrowy Polsat SA	57,420	448,112
Grupa Lotos SA	23,783	540,010
ING Bank Slaski SA	3,848	191,538
KGHM Polska Miedz SA (A)	38,741	950,094
LPP SA	247	503,401
mBank SA (A)	3,150	285,928
PGE Polska Grupa Energetyczna SA (A)	145,688	336,321
Polski Koncern Naftowy ORLEN SA	68,010	1,720,193
Polskie Gornictwo Naftowe i Gazownictwo SA	392,839	574,575
Powszechna Kasa Oszczednosci Bank Polski SA	111,343	1,182,201
Powszechny Zaklad Ubezpieczen SA	91,900	998,205
Santander Bank Polska SA	3,313	281,789
Romania – 0.0%		318,884

NEPI Rockcastle PLC	34,856	318,884
Russia – 3.7%		29,463,952

Gazprom PJSC, ADR	1,018,825	7,482,251
LUKOIL PJSC, ADR	56,965	4,689,359
MMC Norilsk Nickel PJSC, ADR	139,239	3,219,206
Novatek PJSC, GDR	17,073	3,581,915
Sberbank of Russia PJSC, ADR	513,880	7,682,506
Tatneft PJSC, ADR	40,251	2,808,715
South Africa – 6.4%		51,267,363

Absa Group, Ltd.	193,226	2,176,864
Anglo American Platinum, Ltd.	11,455	690,302
AngloGold Ashanti, Ltd.	148,825	2,665,121
Aspen Pharmacare Holdings, Ltd.	59,857	381,429
Assore, Ltd.	2,300	56,975
Bid Corp., Ltd.	70,565	1,493,770
Capitec Bank Holdings, Ltd.	13,727	1,142,807
Clicks Group, Ltd.	35,039	504,927
Discovery, Ltd.	163,859	1,529,486
Exxaro Resources, Ltd.	40,387	476,851
FirstRand, Ltd.	928,796	4,046,435

SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS 15

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Africa (continued)
Gold Fields, Ltd.	98,163	$526,629
Growthpoint Properties, Ltd.	428,705	721,679
Investec, Ltd.	66,299	383,329
Kumba Iron Ore, Ltd.	16,527	555,531
Mr. Price Group, Ltd.	60,526	754,389
MTN Group, Ltd.	522,221	4,153,451
MultiChoice Group, Ltd. (A)	42,128	399,501
Naspers, Ltd., N Shares	37,674	9,322,792
Nedbank Group, Ltd.	107,226	1,824,251
Oceana Group, Ltd.	12,318	59,106
Old Mutual, Ltd. (C)	536,381	718,246
PSG Group, Ltd.	13,881	224,064
Redefine Properties, Ltd.	852,352	529,196
Sanlam, Ltd.	590,437	3,109,701
Sasol, Ltd.	103,642	2,272,282
Shoprite Holdings, Ltd.	111,321	1,213,447
Standard Bank Group, Ltd.	364,142	4,612,872
The Bidvest Group, Ltd.	179,146	2,341,048
Tiger Brands, Ltd.	47,607	748,613
Vodacom Group, Ltd.	85,394	708,878
Woolworths Holdings, Ltd.	237,962	923,391
South Korea – 13.0%		103,865,546

Amorepacific Corp.	3,768	445,879
AMOREPACIFIC Group	5,427	263,758
BGF retail Company, Ltd.	330	57,041
Celltrion Healthcare Company, Ltd. (A)	4,435	173,187
Celltrion, Inc. (A)	10,744	1,548,349
CJ CheilJedang Corp.	2,772	667,754
CJ Corp.	4,605	362,764
CJ ENM Company, Ltd.	1,090	152,661
CJ Logistics Corp. (A)	957	110,818
Daelim Industrial Company, Ltd.	7,893	703,839
DB Insurance Company, Ltd.	17,046	808,284
Doosan Bobcat, Inc.	4,725	143,375
E-MART, Inc.	5,044	520,132
GS Engineering & Construction Corp.	6,121	175,388
GS Holdings Corp.	18,739	796,697
GS Retail Company, Ltd.	2,450	77,242
Hana Financial Group, Inc.	61,684	1,811,782
Hankook Tire & Technology Company, Ltd.	23,903	624,294
Hanmi Pharm Company, Ltd.	738	180,898
Hanmi Science Company, Ltd.	3,170	125,798
Hanon Systems	31,827	314,746
Hanwha Chemical Corp.	22,607	357,325
Hanwha Corp.	16,357	329,739
Hanwha Life Insurance Company, Ltd.	60,125	133,402
HLB, Inc. (A)	1,595	36,602
Hotel Shilla Company, Ltd.	3,728	247,987
Hyundai Engineering & Construction Company, Ltd.	15,312	557,165

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Korea (continued)
Hyundai Glovis Company, Ltd.	3,769	$490,598
Hyundai Heavy Industries Holdings Company, Ltd.	1,914	527,398
Hyundai Marine & Fire Insurance Company, Ltd.	22,627	534,549
Hyundai Mobis Company, Ltd.	9,629	1,961,448
Hyundai Motor Company	25,639	2,741,386
Hyundai Steel Company	17,802	583,820
Industrial Bank of Korea	67,542	750,720
Kakao Corp.	4,181	448,810
Kangwon Land, Inc.	19,160	497,988
KB Financial Group, Inc.	71,341	2,617,023
KCC Corp.	1,332	274,146
Kia Motors Corp.	54,766	2,025,199
Korea Aerospace Industries, Ltd.	8,952	279,584
Korea Electric Power Corp. (A)	51,953	1,225,162
Korea Gas Corp.	8,550	308,945
Korea Investment Holdings Company, Ltd.	7,975	502,187
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	7,460	684,143
Korea Zinc Company, Ltd.	1,721	643,684
KT&G Corp.	15,053	1,225,259
LG Chem, Ltd.	5,706	1,627,736
LG Corp.	28,657	1,712,493
LG Display Company, Ltd. (A)	87,240	1,069,208
LG Electronics, Inc.	39,297	2,168,958
LG Household & Health Care, Ltd.	1,948	2,069,678
LG Innotek Company, Ltd.	2,071	197,805
LG Uplus Corp.	81,310	893,441
Lotte Chemical Corp.	5,801	1,142,450
Lotte Corp.	9,189	264,074
Lotte Shopping Company, Ltd.	3,794	436,129
Medy-Tox, Inc.	821	289,997
Mirae Asset Daewoo Company, Ltd.	71,780	457,460
NAVER Corp.	16,938	1,975,694
NCSoft Corp.	3,175	1,292,167
Netmarble Corp. (A)(B)	5,383	413,132
NH Investment & Securities Company, Ltd.	29,174	323,032
OCI Company, Ltd.	1,017	64,728
Orange Life Insurance, Ltd. (B)	4,845	116,303
Orion Corp.	3,424	233,843
POSCO	14,103	2,688,045
POSCO Chemical Company, Ltd.	1,448	59,604
S-1 Corp.	3,243	286,445
Samsung Biologics Company, Ltd. (A)(B)	1,097	259,623
Samsung C&T Corp.	8,613	667,578
Samsung Card Company, Ltd.	7,975	244,690
Samsung Electro-Mechanics Company, Ltd.	10,176	791,304
Samsung Electronics Company, Ltd.	770,751	29,544,043
Samsung Fire & Marine Insurance Company, Ltd.	8,413	1,870,188
Samsung Heavy Industries Company, Ltd. (A)	100,787	602,286

16 JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Korea (continued)
Samsung Life Insurance Company, Ltd.	17,842	$1,147,643
Samsung SDI Company, Ltd.	6,353	1,337,078
Samsung SDS Company, Ltd.	2,631	463,666
Samsung Securities Company, Ltd.	13,336	412,558
Shinhan Financial Group Company, Ltd.	85,912	3,158,796
Shinsegae, Inc.	437	93,635
SK Holdings Company, Ltd.	6,152	1,149,178
SK Hynix, Inc.	91,701	5,960,449
SK Innovation Company, Ltd.	11,535	1,667,217
SK Telecom Company, Ltd.	7,913	1,662,058
S-Oil Corp.	7,975	634,306
Woongjin Coway Company, Ltd.	16,134	1,144,149
Woori Financial Group, Inc.	96,520	1,068,728
Yuhan Corp.	847	154,996
Taiwan – 11.9%		94,884,144

Advantech Company, Ltd.	84,000	710,457
ASE Technology Holding Company, Ltd.	755,000	1,697,175
Asia Cement Corp.	666,000	895,268
Asustek Computer, Inc.	140,000	999,502
AU Optronics Corp.	3,245,000	863,024
Catcher Technology Company, Ltd.	154,000	1,144,024
Cathay Financial Holdings Company, Ltd.	1,316,000	1,726,706
Chailease Holding Company, Ltd.	247,200	1,045,386
Chang Hwa Commercial Bank, Ltd.	1,842,000	1,291,364
Cheng Shin Rubber Industry Company, Ltd.	408,000	530,083
China Development Financial Holding Corp.	4,254,000	1,269,544
China Life Insurance Company, Ltd.	966,842	800,636
China Steel Corp.	2,566,000	1,980,479
Chunghwa Telecom Company, Ltd.	423,000	1,469,151
Compal Electronics, Inc.	1,258,000	772,710
CTBC Financial Holding Company, Ltd.	3,768,000	2,459,854
Delta Electronics, Inc.	277,000	1,349,568
E.Sun Financial Holding Company, Ltd.	2,437,826	2,038,349
Eclat Textile Company, Ltd.	42,000	555,129
Far Eastern New Century Corp.	1,204,000	1,146,095
Far EasTone Telecommunications Company, Ltd.	349,000	802,479
Feng TAY Enterprise Company, Ltd.	86,900	582,678
First Financial Holding Company, Ltd.	2,214,000	1,666,080
Formosa Chemicals & Fibre Corp.	603,000	1,842,228
Formosa Petrochemical Corp.	244,000	831,760
Formosa Plastics Corp.	597,000	1,929,491
Foxconn Technology Company, Ltd.	266,000	550,041
Fubon Financial Holding Company, Ltd.	1,463,000	2,032,500
Globalwafers Company Ltd.	31,000	335,467
Hiwin Technologies Corp.	12,000	108,054
Hon Hai Precision Industry Company, Ltd.	1,857,800	4,695,955
Hotai Motor Company, Ltd.	82,000	1,187,985
Hua Nan Financial Holdings Company, Ltd.	2,236,000	1,578,370
Innolux Corp.	2,839,000	660,095

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Taiwan (continued)
Inventec Corp.	622,000	$466,067
Largan Precision Company, Ltd.	17,000	2,323,487
Lite-On Technology Corp.	654,000	931,717
MediaTek, Inc.	213,000	2,154,283
Mega Financial Holding Company, Ltd.	2,149,000	2,218,421
Nan Ya Plastics Corp.	1,038,000	2,380,068
Nanya Technology Corp.	108,000	257,015
Novatek Microelectronics Corp.	103,000	549,854
Pegatron Corp.	670,000	1,096,718
Pou Chen Corp.	793,000	980,555
President Chain Store Corp.	115,000	1,109,485
Quanta Computer, Inc.	410,000	758,148
Shin Kong Financial Holding Company, Ltd.	2,866,000	833,196
SinoPac Financial Holdings Company, Ltd.	3,105,000	1,238,186
Taishin Financial Holdings Company, Ltd.	2,987,000	1,402,460
Taiwan Cement Corp.	957,000	1,375,694
Taiwan Cooperative Financial Holding Company, Ltd.	1,974,000	1,333,119
Taiwan High Speed Rail Corp.	389,000	520,410
Taiwan Mobile Company, Ltd.	319,000	1,123,330
Taiwan Semiconductor Manufacturing Company, Ltd.	2,522,000	21,046,743
Uni-President Enterprises Corp.	996,000	2,588,053
United Microelectronics Corp.	4,594,000	2,038,790
Vanguard International Semiconductor Corp.	189,000	384,741
Walsin Technology Corp.	31,000	176,456
Win Semiconductors Corp.	18,000	155,135
Yageo Corp. (A)	40,000	342,172
Yuanta Financial Holdings Company, Ltd.	2,758,000	1,552,154
Thailand – 3.3%		26,318,422

Advanced Info Service PCL, NVDR	216,700	1,500,800
Airports of Thailand PCL	3,000	6,991
Airports of Thailand PCL, NVDR	516,300	1,208,701
Bangkok Bank PCL	600	3,541
Bangkok Bank PCL, NVDR	93,500	551,788
Bangkok Dusit Medical Services PCL	2,600	2,104
Bangkok Dusit Medical Services PCL, NVDR	440,200	357,828
Bangkok Expressway & Metro PCL	8,800	2,994
Bangkok Expressway & Metro PCL, NVDR	1,460,400	498,592
Banpu PCL	2,200	1,016
Banpu PCL, NVDR	378,900	176,175
Berli Jucker PCL	1,000	1,674
Berli Jucker PCL, NVDR	191,600	322,396
BTS Group Holdings PCL, NVDR	985,600	397,381
Bumrungrad Hospital PCL	400	2,208
Bumrungrad Hospital PCL, NVDR	70,600	391,393
Central Pattana PCL	1,200	2,846
Central Pattana PCL, NVDR	205,100	488,492
Charoen Pokphand Foods PCL	5,800	5,214
Charoen Pokphand Foods PCL, NVDR	961,300	867,374
CP ALL PCL	5,600	15,709

SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS 17

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Thailand (continued)
CP ALL PCL, NVDR	903,800	$2,549,330
Delta Electronics Thailand PCL, NVDR	49,800	85,820
Electricity Generating PCL, NVDR	50,000	534,872
Energy Absolute PCL	2,000	3,373
Energy Absolute PCL, NVDR	336,600	571,853
Global Power Synergy PCL	200	434
Global Power Synergy PCL, NVDR	28,400	61,639
Gulf Energy Development PCL, NVDR	46,600	191,673
Home Product Center PCL	5,400	3,009
Home Product Center PCL, NVDR	853,100	477,104
Indorama Ventures PCL	2,600	3,444
Indorama Ventures PCL, NVDR	449,500	599,236
Intouch Holdings PCL	1,000	2,073
Intouch Holdings PCL, NVDR	166,400	344,920
IRPC PCL	18,400	2,855
IRPC PCL, NVDR	3,028,400	472,649
Kasikornbank PCL	1,400	7,875
Kasikornbank PCL, NVDR	237,200	1,330,418
Krung Thai Bank PCL	4,400	2,797
Krung Thai Bank PCL, NVDR	728,400	464,206
Land & Houses PCL, NVDR	581,300	213,581
Minor International PCL, NVDR	311,100	407,146
PTT Exploration & Production PCL	2,600	11,367
PTT Exploration & Production PCL, NVDR	432,800	1,906,825
PTT Global Chemical PCL	2,200	4,297
PTT Global Chemical PCL, NVDR	350,900	690,276
PTT PCL, NVDR	2,413,800	3,708,407
Ratch Group PCL	400	878
Ratch Group PCL, NVDR	79,200	173,825
Thai Beverage PCL	925,300	564,558
Thai Oil PCL, NVDR	266,200	597,230
Thai Union Group PCL	2,400	1,470
Thai Union Group PCL, NVDR	413,100	253,864
The Siam Cement PCL, NVDR	58,500	825,524
The Siam Commercial Bank PCL	1,600	7,127
The Siam Commercial Bank PCL, NVDR	259,000	1,157,942
TMB Bank PCL	32,000	1,962
TMB Bank PCL, NVDR	5,330,100	327,553
Total Access Communication PCL	1,200	2,283
Total Access Communication PCL, NVDR	182,700	347,519
True Corp. PCL	16,200	3,374
True Corp. PCL, NVDR	2,844,800	596,617
Turkey - 0.7%		5,464,975

Akbank TAS (A)	544,446	739,078
Aselsan Elektronik Sanayi Ve Ticaret AS	18,852	64,233
BIM Birlesik Magazalar AS	92,556	779,822
Enka Insaat ve Sanayi AS	199,156	218,430
Eregli Demir ve Celik Fabrikalari TAS	294,408	393,303
Ford Otomotiv Sanayi AS	14,791	162,490
KOC Holding AS	133,243	448,476

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Turkey (continued)
Tupras Turkiye Petrol Rafinerileri AS	17,019	$428,401
Turk Hava Yollari AO (A)	215,364	482,480
Turkcell Iletisim Hizmetleri AS	171,813	403,448
Turkiye Garanti Bankasi AS (A)	422,614	748,460
Turkiye Is Bankasi AS, Class C (A)	304,196	341,292
Turkiye Sise ve Cam Fabrikalari AS	105,801	93,783
Yapi ve Kredi Bankasi AS (A)	328,570	161,279
United Kingdom – 0.1%		529,879

Mondi PLC	24,074	529,879
PREFERRED SECURITIES – 2.4%		$19,557,660

(Cost $20,232,603)
Brazil – 2.4%		19,052,966

Banco Bradesco SA	528,360	4,844,634
Braskem SA, A Shares (A)	35,000	316,643
Centrais Eletricas Brasileiras SA, B Shares	38,200	402,041
Cia Brasileira de Distribuicao	31,400	780,702
Cia Energetica de Minas Gerais	63,300	237,884
Gerdau SA	182,400	666,560
Itau Unibanco Holding SA	468,150	4,332,372
Lojas Americanas SA	117,000	564,384
Petroleo Brasileiro SA	813,300	5,637,289
Telefonica Brasil SA	91,400	1,270,457
Chile - 0.0%		496,760

Embotelladora Andina SA, B Shares	31,317	110,569
Sociedad Quimica y Minera de Chile SA, B
Shares	13,110	386,191
South Korea - 0.0%		7,934

CJ Corp. (A)(D)	256	7,934
WARRANTS – 0.0%		$18
(Cost $0)
Minor International PCL (Expiration Date: 9-30-21; Strike Price: THB 43.00) (A)	100	18
SECURITIES LENDING COLLATERAL – 0.1%		$851,018

(Cost $851,088)
John Hancock Collateral Trust, 2.4297% (E)(F)	85,045	851,018
SHORT-TERM INVESTMENTS – 0.2%		$1,488,256

(Cost $1,488,256)
Money market funds – 0.2%		1,488,256
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.2608% (E)	1,488,256	1,488,256
Total investments (Multifactor Emerging Markets ETF)
(Cost $780,599,132) – 99.1%		$792,122,483
Other assets and liabilities, net – 0.9%		7,172,785
Total net assets – 100.0%		$799,295,268

Currency Abbreviations

THB Thai Bhat

18 JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

Security Abbreviations and Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(C)	All or a portion of this security is on loan as of 7-31-19. The value of securities on loan amounted to $781,863.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 7-31-19.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The fund had the following sector composition as a percentage of net assets on 7-31-19:

MULTIFACTOR EMERGING MARKETS ETF (continued)

Financials	26.7%
Information technology	14.0%
Energy	11.4%
Communication services	11.4%
Consumer discretionary	10.2%
Materials	7.1%
Consumer staples	5.6%
Industrials	5.5%
Utilities	2.9%
Real estate	2.7%
Health care	1.3%
Short-term investments and other	1.2%
TOTAL	100.0%

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
MSCI Emerging Markets Index Futures	60	Long	Sep 2019	$3,164,276	$3,076,800	$(87,476)
						$(87,476)

^	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

MULTIFACTOR ENERGY ETF

As of 7-31-19 (unaudited)

	Shares or Principal Amount	Value
COMMON STOCKS – 99.8%		$21,677,308
(Cost $25,832,164)
Energy – 98.0%		21,288,316
Energy equipment and services – 11.1%
Baker Hughes, a GE Company	19,961	506,810
Halliburton Company	17,378	399,694
Helmerich & Payne, Inc.	4,101	203,738
National Oilwell Varco, Inc.	14,608	347,963
Schlumberger, Ltd.	9,946	397,542
TechnipFMC PLC	16,456	453,198
Transocean, Ltd. (A)	19,214	116,822
Oil, gas and consumable fuels – 86.9%
Anadarko Petroleum Corp.	10,157	748,165
Apache Corp.	22,322	545,103
Cabot Oil & Gas Corp.	12,248	234,672
Cheniere Energy, Inc. (A)	6,479	422,107
Chesapeake Energy Corp. (A)(B)	34,021	61,578
Chevron Corp.	11,491	1,414,657
Cimarex Energy Company	4,399	222,897
Concho Resources, Inc.	7,439	726,642
ConocoPhillips	13,967	825,170
Continental Resources, Inc. (A)	3,708	137,826
CVR Energy, Inc.	1,407	74,669
Devon Energy Corp.	22,539	608,553
Diamondback Energy, Inc.	5,852	605,272

MULTIFACTOR ENERGY ETF (continued)

	Shares or Principal Amount	Value
Oil, gas and consumable fuels (continued)
EnLink Midstream LLC	12,448	$119,501
EOG Resources, Inc.	11,333	972,938
EQT Corp.	12,002	181,350
Equitrans Midstream Corp.	5,607	93,020
Exxon Mobil Corp.	17,387	1,292,897
Hess Corp.	9,411	610,209
HollyFrontier Corp.	10,215	508,401
Kinder Morgan, Inc.	45,464	937,468
Marathon Oil Corp.	47,476	667,987
Marathon Petroleum Corp.	13,100	738,709
Murphy Oil Corp.	10,207	245,376
Noble Energy, Inc.	25,103	554,274
Occidental Petroleum Corp.	16,267	835,473
ONEOK, Inc.	12,485	874,949
Parsley Energy, Inc., Class A (A)	8,466	140,451
PBF Energy, Inc., Class A	6,043	168,781
Phillips 66	5,422	556,080
Pioneer Natural Resources Company	5,797	800,218
Tallgrass Energy LP	3,545	67,958
Targa Resources Corp.	9,521	370,462
The Williams Companies, Inc.	15,384	379,062
Valero Energy Corp.	9,797	835,194
WPX Energy, Inc. (A)	27,249	284,480

SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS 19

MULTIFACTOR ENERGY ETF (continued)

	Shares or Principal Amount	Value
Utilities – 1.8%		$388,992

Gas utilities – 0.8%
National Fuel Gas Company	3,614	172,532
Multi-utilities – 1.0%
MDU Resources Group, Inc.	8,095	216,460
SECURITIES LENDING COLLATERAL – 0.1%		$19,834
(Cost $19,835)
John Hancock Collateral Trust, 2.4297% (C)(D)	1,982	19,834
SHORT-TERM INVESTMENTS – 0.2%		$35,716
(Cost $35,716)
Money market funds – 0.2%		35,716

State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.2608% (C)	35,716	35,716
Total investments (Multifactor Energy ETF) (Cost $25,887,715) 100.1%		$21,732,858
Other assets and liabilities, net (0.1%)		(22,308)
Total net assets 100.0%		$21,710,550

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-19. The value of securities on loan amounted to $17,952.
(C)	The rate shown is the annualized seven-day yield as of 7-31-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

MULTIFACTOR FINANCIALS ETF

As of 7-31-19 (unaudited)

	Shares or Principal Amount	Value
COMMON STOCKS – 99.8%		$46,942,302
(Cost $43,584,336)
Financials – 84.8%		39,890,244

Banks – 30.5%
Associated Banc-Corp	2,790	60,459
Bank of America Corp.	58,958	1,808,831
Bank OZK	1,936	59,203
BankUnited, Inc.	2,202	75,771
BB&T Corp.	7,222	372,150
BOK Financial Corp.	458	38,325
CIT Group, Inc.	3,370	170,354
Citigroup, Inc.	17,507	1,245,798
Citizens Financial Group, Inc.	11,054	411,872
Comerica, Inc.	3,318	242,878
Commerce Bancshares, Inc.	2,556	155,481
Cullen/Frost Bankers, Inc.	1,212	115,067
East West Bancorp, Inc.	3,075	147,631
Fifth Third Bancorp	16,864	500,692
First Citizens BancShares, Inc., Class A	184	85,932
First Financial Bankshares, Inc.	1,046	34,257
First Hawaiian, Inc.	865	23,147

MULTIFACTOR FINANCIALS ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
First Horizon National Corp.	5,289	$86,740
First Republic Bank	2,760	274,234
FNB Corp.	6,219	74,939
Hancock Whitney Corp.	1,661	68,965
Huntington Bancshares, Inc.	22,433	319,670
IBERIABANK Corp.	1,107	86,977
JPMorgan Chase & Co.	16,311	1,892,076
KeyCorp	21,713	398,868
M&T Bank Corp.	2,549	418,673
PacWest Bancorp	2,446	94,489
People’s United Financial, Inc.	6,956	114,218
Pinnacle Financial Partners, Inc.	946	57,460
Popular, Inc.	2,082	119,840
Prosperity Bancshares, Inc.	1,570	108,942
Regions Financial Corp.	26,241	418,019
Signature Bank	1,090	138,931
Sterling Bancorp	2,110	46,104
SunTrust Banks, Inc.	8,072	537,595
SVB Financial Group (A)	1,095	254,007
Synovus Financial Corp.	2,441	93,173
TCF Financial Corp.	1,674	35,790
The PNC Financial Services Group, Inc.	3,194	456,423
U.S. Bancorp	10,200	582,930
Umpqua Holdings Corp.	4,331	75,619
United Bankshares, Inc.	1,272	47,814
Webster Financial Corp.	1,925	98,175
Wells Fargo & Company	31,638	1,531,596
Western Alliance Bancorp (A)	2,367	117,024
Wintrust Financial Corp.	993	71,039
Zions Bancorp NA	4,350	196,055
Capital markets – 19.1%
Affiliated Managers Group, Inc.	1,119	95,999
Ameriprise Financial, Inc.	3,236	470,870
Ares Management Corp., Class A	1,192	34,866
BlackRock, Inc.	733	342,809
Cboe Global Markets, Inc.	1,640	179,268
CME Group, Inc.	1,658	322,348
E*TRADE Financial Corp.	5,581	272,297
Eaton Vance Corp.	2,785	123,933
Evercore, Inc., Class A	729	62,964
FactSet Research Systems, Inc.	864	239,587
Franklin Resources, Inc.	6,866	224,038
Interactive Brokers Group, Inc., Class A	1,244	63,767
Intercontinental Exchange, Inc.	4,629	406,704
Invesco, Ltd.	9,490	182,113
Janus Henderson Group PLC	3,090	62,016
Lazard, Ltd., Class A	2,376	91,975
LPL Financial Holdings, Inc.	1,590	133,353
MarketAxess Holdings, Inc.	770	259,521

20 JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR FINANCIALS ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Capital markets (continued)
Moody’s Corp.	1,655	$354,733
Morgan Stanley	11,521	513,376
Morningstar, Inc.	482	73,254
MSCI, Inc.	1,406	319,499
Nasdaq, Inc.	2,316	223,193
Northern Trust Corp.	4,421	433,258
Raymond James Financial, Inc.	2,772	223,617
S&P Global, Inc.	2,440	597,678
SEI Investments Company	3,175	189,198
State Street Corp.	3,332	193,556
Stifel Financial Corp.	1,382	82,657
T. Rowe Price Group, Inc.	4,832	547,900
TD Ameritrade Holding Corp.	3,283	167,761
The Bank of New York Mellon Corp.	9,934	466,103
The Charles Schwab Corp.	8,273	357,559
The Goldman Sachs Group, Inc.	2,986	657,308
Virtu Financial, Inc., Class A	431	9,344
Consumer finance – 7.0%
Ally Financial, Inc.	13,123	431,878
American Express Company	5,284	657,171
Capital One Financial Corp.	6,853	633,354
Credit Acceptance Corp. (A)	204	97,518
Discover Financial Services	6,870	616,514
OneMain Holdings, Inc.	2,289	94,879
Santander Consumer USA Holdings, Inc.	4,456	119,911
SLM Corp.	8,312	75,722
Synchrony Financial	15,549	557,898
Diversified financial services – 4.6%
AXA Equitable Holdings, Inc.	3,146	70,722
Berkshire Hathaway, Inc., Class B (A)	8,606	1,767,931
Jefferies Financial Group, Inc.	6,054	129,132
Voya Financial, Inc.	3,463	194,517
Insurance – 22.6%
Aflac, Inc.	8,187	430,964
Alleghany Corp. (A)	298	204,348
American Financial Group, Inc.	1,663	170,258
American International Group, Inc.	6,562	367,406
American National Insurance Company	82	9,924
Aon PLC	2,398	453,822
Arch Capital Group, Ltd. (A)	6,402	247,693
Arthur J. Gallagher & Company	3,551	321,117
Assurant, Inc.	1,250	141,700
Assured Guaranty, Ltd.	2,832	123,730
Athene Holding, Ltd., Class A (A)	2,815	115,021
Axis Capital Holdings, Ltd.	2,083	132,625
Brighthouse Financial, Inc. (A)	1,539	60,283
Brown & Brown, Inc.	5,426	194,956
Chubb, Ltd.	2,579	394,174
Cincinnati Financial Corp.	2,651	284,532

MULTIFACTOR FINANCIALS ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
CNA Financial Corp.	696	$33,331
Enstar Group, Ltd. (A)	207	36,670
Erie Indemnity Company, Class A	587	130,766
Everest Re Group, Ltd.	913	225,182
Fidelity National Financial, Inc.	5,828	249,905
First American Financial Corp.	2,332	134,836
Kemper Corp.	719	63,286
Lincoln National Corp.	4,803	313,828
Loews Corp.	5,640	301,966
Markel Corp. (A)	195	217,216
Marsh & McLennan Companies, Inc.	5,251	518,799
MetLife, Inc.	8,174	403,959
Old Republic International Corp.	6,352	144,889
Primerica, Inc.	921	112,997
Principal Financial Group, Inc.	5,828	338,257
Prudential Financial, Inc.	4,109	416,283
Reinsurance Group of America, Inc.	1,646	256,644
RenaissanceRe Holdings, Ltd.	879	159,231
Selective Insurance Group, Inc.	482	36,246
The Allstate Corp.	3,228	346,687
The Hanover Insurance Group, Inc.	844	109,475
The Hartford Financial Services Group, Inc.	9,329	537,630
The Progressive Corp.	6,047	489,686
The Travelers Companies, Inc.	3,257	477,541
Torchmark Corp.	2,224	203,096
Unum Group	4,994	159,558
W.R. Berkley Corp.	3,217	223,228
Willis Towers Watson PLC	1,790	349,448
Thrifts and mortgage finance – 1.0%
Essent Group, Ltd. (A)	1,700	78,472
LendingTree, Inc. (A)	66	21,288
MGIC Investment Corp. (A)	9,535	122,525
New York Community Bancorp, Inc.	9,073	104,612
Radian Group, Inc.	5,024	114,547
TFS Financial Corp.	880	15,805
Industrials – 1.9%		877,228

Professional services – 1.9%
Equifax, Inc.	2,472	343,830
IHS Markit, Ltd. (A)	5,648	363,844
TransUnion	2,048	169,554
Information technology – 13.1%		6,174,830

IT services – 12.9%
Accenture PLC, Class A	2,197	423,098
Booz Allen Hamilton Holding Corp.	1,445	99,344
Broadridge Financial Solutions, Inc.	1,194	151,781
Euronet Worldwide, Inc. (A)	572	89,181
Fidelity National Information Services, Inc.	2,913	388,140
FleetCor Technologies, Inc. (A)	945	268,541

SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS 21

MULTIFACTOR FINANCIALS ETF (continued)
	Shares or Principal Amount	Value
Information technology (continued)
IT services (continued)
Gartner, Inc. (A)	924	$128,741
Global Payments, Inc.	1,738	291,845
Mastercard, Inc., Class A	5,636	1,534,514
Paychex, Inc.	3,339	277,304
PayPal Holdings, Inc. (A)	2,986	329,654
The Western Union Company	8,476	177,996
Visa, Inc., Class A	10,731	1,910,118
Software – 0.2%
Fair Isaac Corp. (A)	301	104,573
SHORT-TERM INVESTMENTS – 0.2%		$74,878
(Cost $74,878)
Money market funds – 0.2%		74,878
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.2608% (B)	74,878	74,878
Total investments (Multifactor Financials ETF) (Cost $43,659,214) 100.0%		$47,017,180
Other assets and liabilities, net 0.0%		550
Total net assets 100.0%		$47,017,730

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 7-31-19.

MULTIFACTOR HEALTHCARE ETF
As of 7-31-19 (unaudited)

	Shares or Principal Amount	Value
COMMON STOCKS – 99.7%		$53,441,690
(Cost $51,319,447)
Health care – 99.6%		53,375,003

Biotechnology – 15.2%
AbbVie, Inc.	11,715	780,453
Agios Pharmaceuticals, Inc. (A)	1,101	52,969
Alexion Pharmaceuticals, Inc. (A)	3,465	392,550
Alkermes PLC (A)	3,089	71,541
Allogene Therapeutics, Inc. (A)(B)	223	6,913
Alnylam Pharmaceuticals, Inc. (A)	1,747	135,550
Amgen, Inc.	6,272	1,170,230
Biogen, Inc. (A)	2,761	656,621
BioMarin Pharmaceutical, Inc. (A)	3,432	272,226
Bluebird Bio, Inc. (A)	1,043	136,873
Celgene Corp. (A)	7,398	679,580
Exact Sciences Corp. (A)	2,006	230,911
Exelixis, Inc. (A)	9,949	211,615
FibroGen, Inc. (A)	1,266	59,831
Gilead Sciences, Inc.	20,472	1,341,325
Incyte Corp. (A)	2,551	216,631
Ionis Pharmaceuticals, Inc. (A)	2,100	138,306

MULTIFACTOR HEALTHCARE ETF (continued)
	Shares or Principal Amount	Value
Health care (continued)
Biotechnology (continued)
Moderna, Inc. (A)(B)	399	$5,227
Neurocrine Biosciences, Inc. (A)	1,488	143,428
Regeneron Pharmaceuticals, Inc. (A)	1,384	421,788
Sage Therapeutics, Inc. (A)	869	139,335
Sarepta Therapeutics, Inc. (A)	1,120	166,712
Seattle Genetics, Inc. (A)	1,913	144,833
Ultragenyx Pharmaceutical, Inc. (A)	744	44,833
United Therapeutics Corp. (A)	2,029	160,778
Vertex Pharmaceuticals, Inc. (A)	2,331	388,391
Health care equipment and supplies – 26.3%
Abbott Laboratories	16,829	1,465,806
ABIOMED, Inc. (A)	852	237,333
Align Technology, Inc. (A)	2,175	454,749
Baxter International, Inc.	7,858	659,836
Becton, Dickinson and Company	2,682	678,010
Boston Scientific Corp. (A)	17,334	736,002
Danaher Corp.	4,004	562,562
DENTSPLY SIRONA, Inc.	6,994	380,823
DexCom, Inc. (A)	1,444	226,520
Edwards Lifesciences Corp. (A)	2,313	492,322
Globus Medical, Inc., Class A (A)	1,990	90,704
Haemonetics Corp. (A)	1,181	144,176
Hill-Rom Holdings, Inc.	2,601	277,371
Hologic, Inc. (A)	8,973	459,866
ICU Medical, Inc. (A)	401	102,030
IDEXX Laboratories, Inc. (A)	2,183	615,715
Insulet Corp. (A)	945	116,178
Integra LifeSciences Holdings Corp. (A)	1,847	117,081
Intuitive Surgical, Inc. (A)	832	432,232
LivaNova PLC (A)	1,386	106,791
Masimo Corp. (A)	1,289	203,469
Medtronic PLC	13,495	1,375,680
Novocure, Ltd. (A)	695	57,838
Penumbra, Inc. (A)	471	78,940
ResMed, Inc.	4,262	548,519
STERIS PLC	2,565	381,826
Stryker Corp.	3,295	691,225
Teleflex, Inc.	1,217	413,464
The Cooper Companies, Inc.	1,454	490,580
Varian Medical Systems, Inc. (A)	2,839	333,213
West Pharmaceutical Services, Inc.	2,069	284,012
Wright Medical Group NV (A)	2,532	73,074
Zimmer Biomet Holdings, Inc.	6,069	820,104
Health care providers and services – 24.1%
Amedisys, Inc. (A)	676	93,214
AmerisourceBergen Corp.	5,832	508,259
Anthem, Inc.	3,146	926,843
Cardinal Health, Inc.	12,000	548,760
Centene Corp. (A)	12,445	648,260

22 JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR HEALTHCARE ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care providers and services (continued)
Chemed Corp.	462	$187,290
Cigna Corp.	6,159	1,046,537
Covetrus, Inc. (A)(B)	2,319	54,891
CVS Health Corp.	13,404	748,881
DaVita, Inc. (A)	5,486	328,337
Encompass Health Corp.	4,161	265,638
Guardant Health, Inc. (A)	127	11,937
HCA Healthcare, Inc.	3,456	461,411
HealthEquity, Inc. (A)	706	57,878
Henry Schein, Inc. (A)	5,208	346,540
Humana, Inc.	2,610	774,518
Laboratory Corp. of America Holdings (A)	3,775	632,388
McKesson Corp.	4,331	601,792
Molina Healthcare, Inc. (A)	2,363	313,759
Premier, Inc., Class A (A)	1,657	64,209
Quest Diagnostics, Inc.	5,308	541,841
UnitedHealth Group, Inc.	10,858	2,703,751
Universal Health Services, Inc., Class B	3,758	566,932
WellCare Health Plans, Inc. (A)	1,693	486,314
Health care technology – 1.1%
Cerner Corp.	6,785	486,145
Teladoc Health, Inc. (A)(B)	1,399	95,468
Life sciences tools and services – 9.3%
Agilent Technologies, Inc.	5,535	384,184
Bio-Rad Laboratories, Inc., Class A (A)	666	209,723
Bio-Techne Corp.	1,002	210,570
Bruker Corp.	3,461	165,609
Charles River Laboratories International, Inc. (A)	1,766	237,598
Illumina, Inc. (A)	1,587	475,116
IQVIA Holdings, Inc. (A)	5,259	837,075
Mettler-Toledo International, Inc. (A)	463	350,375
PerkinElmer, Inc.	1,837	158,202
PRA Health Sciences, Inc. (A)	1,571	156,959
Syneos Health, Inc. (A)	2,146	109,639
Thermo Fisher Scientific, Inc.	4,230	1,174,586
Waters Corp. (A)	2,308	485,972
Pharmaceuticals – 23.6%
Allergan PLC	4,885	784,043
Amneal Pharmaceuticals, Inc. (A)	1,586	5,805
Bristol-Myers Squibb Company	15,365	682,360
Catalent, Inc. (A)	4,866	274,880
Elanco Animal Health, Inc. (A)	6,867	226,336
Eli Lilly & Company	7,416	807,973
Horizon Therapeutics PLC (A)	2,474	61,578
Jazz Pharmaceuticals PLC (A)	2,216	308,866
Johnson & Johnson	23,294	3,033,349
Merck & Company, Inc.	27,173	2,255,087
Mylan NV (A)	17,870	373,483

MULTIFACTOR HEALTHCARE ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Pharmaceuticals (continued)
Nektar Therapeutics (A)	5,357	$152,460
Perrigo Company PLC	3,749	202,483
Pfizer, Inc.	67,236	2,611,446
Zoetis, Inc.	7,485	859,952
Industrials – 0.1%		66,687

Commercial services and supplies – 0.1%
MSA Safety, Inc.	633	66,687
SECURITIES LENDING COLLATERAL – 0.4%		$207,152
(Cost $207,170)
John Hancock Collateral Trust, 2.4297% (C)(D)	20,701	207,152
SHORT-TERM INVESTMENTS – 0.3%		$163,534
(Cost $163,534)
Money market funds – 0.3%		163,534

State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.2608% (C)	163,534	163,534
Total investments (Multifactor Healthcare ETF) (Cost $51,690,151) 100.4%		$53,812,376
Other assets and liabilities, net (0.4%)		(226,942)
Total net assets 100.0%		$53,585,434

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-19. The value of securities on loan amounted to $199,868.
(C)	The rate shown is the annualized seven-day yield as of 7-31-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

MULTIFACTOR INDUSTRIALS ETF
As of 7-31-19 (unaudited)

	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$26,881,224
(Cost $25,206,482)
Consumer discretionary – 6.8%		1,826,489

Auto components – 1.8%
Aptiv PLC	5,661	496,187
Diversified consumer services – 0.5%
ServiceMaster Global Holdings, Inc. (A)	2,456	130,733
Household durables – 4.1%
D.R. Horton, Inc.	7,241	332,579
Garmin, Ltd.	2,048	160,952
Leggett & Platt, Inc.	2,901	115,953
NVR, Inc. (A)	88	294,284
PulteGroup, Inc.	6,442	202,987
Leisure products – 0.4%
Brunswick Corp.	1,888	92,814

SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS 23

MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Industrials – 84.3%		$22,680,579

Aerospace and defense – 17.9%
BWX Technologies, Inc.	973	52,454
Curtiss-Wright Corp.	677	85,918
General Dynamics Corp.	1,399	260,130
HEICO Corp.	543	74,255
HEICO Corp., Class A	913	96,221
Hexcel Corp.	1,127	92,144
Huntington Ingalls Industries, Inc.	560	127,848
L3Harris Technologies, Inc.	3,610	749,436
Lockheed Martin Corp.	1,351	489,292
Northrop Grumman Corp.	830	286,823
Raytheon Company	1,478	269,425
Spirit AeroSystems Holdings, Inc., Class A	1,623	124,711
Teledyne Technologies, Inc. (A)	479	139,523
Textron, Inc.	3,604	177,677
The Boeing Company	2,932	1,000,341
TransDigm Group, Inc. (A)	547	265,536
United Technologies Corp.	3,881	518,502
Air freight and logistics – 4.1%
C.H. Robinson Worldwide, Inc.	2,230	186,718
Expeditors International of Washington, Inc.	2,355	179,804
FedEx Corp.	1,230	209,752
United Parcel Service, Inc., Class B	3,611	431,406
XPO Logistics, Inc. (A)	1,328	89,613
Airlines – 6.2%
Alaska Air Group, Inc.	1,909	120,954
American Airlines Group, Inc.	4,141	126,342
Delta Air Lines, Inc.	8,001	488,381
JetBlue Airways Corp. (A)	4,297	82,631
Southwest Airlines Company	4,838	249,302
Spirit Airlines, Inc. (A)	1,389	58,935
United Airlines Holdings, Inc. (A)	5,974	549,070
Building products – 2.7%
Allegion PLC	1,473	152,514
AO Smith Corp.	1,483	67,402
Fortune Brands Home & Security, Inc.	1,667	91,585
Johnson Controls International PLC	7,179	304,677
Lennox International, Inc.	422	108,235
Commercial services and supplies – 4.2%
ADT, Inc. (B)	3,614	22,949
Cintas Corp.	1,004	261,482
Clean Harbors, Inc. (A)	91	7,081
Republic Services, Inc.	3,533	313,200
Stericycle, Inc. (A)	808	37,136
The Brink’s Company	1,008	90,881
Waste Management, Inc.	3,371	394,407
Construction and engineering – 1.7%
AECOM (A)	2,416	86,855
EMCOR Group, Inc.	1,053	88,863
Fluor Corp.	1,870	60,794

MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Construction and engineering (continued)
Jacobs Engineering Group, Inc.	1,936	$159,739
Quanta Services, Inc.	2,121	79,368
Electrical equipment – 6.0%
Acuity Brands, Inc.	674	90,464
AMETEK, Inc.	3,805	340,966
Eaton Corp. PLC	3,131	257,337
Emerson Electric Company	5,137	333,289
Hubbell, Inc.	904	117,412
nVent Electric PLC	2,551	63,239
Rockwell Automation, Inc.	1,778	285,867
Sensata Technologies Holding PLC (A)	2,630	124,741
Industrial conglomerates – 6.9%
3M Company	3,498	611,171
Carlisle Companies, Inc.	865	124,742
General Electric Company	28,241	295,118
Honeywell International, Inc.	3,265	563,082
Roper Technologies, Inc.	729	265,101
Machinery – 21.7%
AGCO Corp.	1,020	78,540
Allison Transmission Holdings, Inc.	2,150	98,793
Caterpillar, Inc.	3,767	496,001
Crane Company	819	68,550
Cummins, Inc.	2,471	405,244
Deere & Company	2,913	482,538
Donaldson Company, Inc.	2,035	101,648
Dover Corp.	2,028	196,412
Flowserve Corp.	1,708	85,451
Fortive Corp.	4,119	313,250
Gardner Denver Holdings, Inc. (A)	719	23,705
Gates Industrial Corp. PLC (A)	994	10,914
Graco, Inc.	2,647	127,268
IDEX Corp.	1,088	183,023
Illinois Tool Works, Inc.	2,268	349,794
Ingersoll-Rand PLC	3,890	481,037
ITT, Inc.	1,626	101,495
Lincoln Electric Holdings, Inc.	991	83,759
Navistar International Corp. (A)	152	4,748
Nordson Corp.	717	101,570
Oshkosh Corp.	1,338	111,817
PACCAR, Inc.	7,747	543,375
Parker-Hannifin Corp.	2,106	368,718
Pentair PLC	2,613	101,411
Snap-on, Inc.	927	141,469
The Middleby Corp. (A)	966	129,811
The Toro Company	1,789	130,275
WABCO Holdings, Inc. (A)	1,019	134,926
Wabtec Corp. (B)	1,352	105,023
Woodward, Inc.	743	83,246
Xylem, Inc.	2,548	204,579

24 JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Marine–0.3%
Kirby Corp. (A)	933	$73,110
Professional services – 1.3%
Insperity, Inc.	679	72,212
ManpowerGroup, Inc.	958	87,513
Robert Half International, Inc.	1,921	116,048
TriNet Group, Inc. (A)	984	72,363
Road and rail – 7.9%
AMERCO	172	66,564
CSX Corp.	4,147	291,949
Genesee & Wyoming, Inc., Class A (A)	859	94,327
J.B. Hunt Transport Services, Inc.	1,701	174,131
Kansas City Southern	1,470	181,898
Landstar System, Inc.	685	76,220
Norfolk Southern Corp.	2,041	390,076
Old Dominion Freight Line, Inc.	813	135,755
Schneider National, Inc., Class B	1,050	20,265
Union Pacific Corp.	3,820	687,409
Trading companies and distributors – 3.4%
Air Lease Corp.	1,584	66,195
Fastenal Company	7,980	245,784
HD Supply Holdings, Inc. (A)	2,843	115,170
MSC Industrial Direct Company, Inc., Class A	715	50,801
United Rentals, Inc. (A)	1,308	165,527
W.W. Grainger, Inc.	742	215,944
Watsco, Inc.	308	50,087
Information technology – 7.2%		1,945,480

Electronic equipment, instruments and components – 5.1%
Amphenol Corp., Class A	4,193	391,291
Arrow Electronics, Inc. (A)	1,260	91,489
Avnet, Inc.	1,754	79,667
Cognex Corp.	1,754	77,194
Dolby Laboratories, Inc., Class A	1,310	89,211
Flex, Ltd. (A)	8,146	90,828
Keysight Technologies, Inc. (A)	1,797	160,867
TE Connectivity, Ltd.	2,268	209,563
Zebra Technologies Corp., Class A (A)	916	193,175
IT services – 1.1%
Automatic Data Processing, Inc.	1,846	307,396
Software – 1.0%
Paycom Software, Inc. (A)	904	217,638
Paylocity Holding Corp. (A)	364	37,161
Materials – 1.6%		428,676

Chemicals – 1.6%
Ecolab, Inc.	2,125	428,676
SECURITIES LENDING COLLATERAL – 0.4%		$118,664
(Cost $118,668)
John Hancock Collateral Trust, 2.4297% (C)(D)	11,858	118,664

MULTIFACTOR INDUSTRIALS ETF (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 0.2%		$41,188

(Cost $41,188)
Money market funds – 0.2%		41,188

State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.2608% (C)	41,188	41,188
Total investments (Multifactor Industrials ETF) (Cost $25,366,338) 100.5%		$27,041,076
Other assets and liabilities, net (0.5%)		(141,619)
Total net assets 100.0%		$26,899,457

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-19. The value of securities on loan amounted to $115,109.
(C)	The rate shown is the annualized seven-day yield as of 7-31-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

MULTIFACTOR LARGE CAP ETF

As of 7-31-19 (unaudited)

	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$923,665,565
(Cost $814,946,481)
Communication services – 7.3%		67,557,636

Diversified telecommunication services – 1.3%
AT&T, Inc.	172,627	5,877,949
CenturyLink, Inc.	59,210	715,849
GCI Liberty, Inc., Class A (A)	1,209	72,214
Verizon Communications, Inc.	91,647	5,065,330
Zayo Group Holdings, Inc. (A)	9,067	305,830
Entertainment – 1.4%
Activision Blizzard, Inc.	25,859	1,260,368
Electronic Arts, Inc. (A)	10,387	960,798
Liberty Media Corp.-Liberty Formula One, Series A (A)	812	30,434
Liberty Media Corp.-Liberty Formula One, Series C (A)	8,724	343,551
Live Nation Entertainment, Inc. (A)	7,922	570,859
Netflix, Inc. (A)	6,865	2,217,326
Take-Two Interactive Software, Inc. (A)	4,273	523,528
The Madison Square Garden Company, Class A (A)	586	169,963
The Walt Disney Company	42,622	6,095,372
Viacom, Inc., Class A (B)	692	24,192
Viacom, Inc., Class B	28,503	865,066
World Wrestling Entertainment, Inc., Class A	817	59,461
Interactive media and services – 2.8%
Alphabet, Inc., Class A (A)	10,288	12,532,842
Alphabet, Inc., Class C (A)	1,705	2,074,439
ANGI Homeservices, Inc., Class A (A)	896	12,410

SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS 25

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Interactive media and services (continued)
Facebook, Inc., Class A (A)	43,185	$8,387,823
InterActiveCorp (A)	4,095	978,910
Match Group, Inc. (B)	2,046	154,043
Snap, Inc., Class A (A)	2,685	45,108
TripAdvisor, Inc. (A)	5,388	237,880
Twitter, Inc. (A)	25,118	1,062,743
Zillow Group, Inc., Class A (A)	1,066	53,129
Zillow Group, Inc., Class C (A)(B)	3,864	193,045
Media–1.7%
Altice USA, Inc., Class A (A)	9,133	235,723
CBS Corp., Class B	22,377	1,152,639
Charter Communications, Inc., Class A (A)	5,460	2,104,175
Comcast Corp., Class A	141,416	6,104,929
Discovery, Inc., Series A (A)(B)	18,726	567,585
Discovery, Inc., Series C (A)	7,710	217,730
DISH Network Corp., Class A (A)	12,707	430,259
Fox Corp., Class A	8,790	328,043
Fox Corp., Class B	4,986	185,479
Liberty Broadband Corp., Series A (A)	675	66,278
Liberty Broadband Corp., Series C (A)	5,712	568,401
Liberty Media Corp.-Liberty SiriusXM,
Series A (A)	8,052	335,205
Liberty Media Corp.-Liberty SiriusXM,
Series C (A)	1,700	71,162
News Corp., Class A	21,871	287,822
News Corp., Class B	5,970	80,356
Omnicom Group, Inc.	21,220	1,702,268
Sirius XM Holdings, Inc. (B)	62,234	389,585
The Interpublic Group of Companies, Inc.	33,668	771,671
Wireless telecommunication services – 0.1%
Sprint Corp. (A)	36,281	265,940
T-Mobile US, Inc. (A)	10,058	801,924
Consumer discretionary – 10.8%		99,614,312

Auto components – 0.4%
Aptiv PLC	20,381	1,786,395
Autoliv, Inc. (B)	6,426	463,636
BorgWarner, Inc.	14,811	559,856
Gentex Corp.	16,493	452,238
Lear Corp.	6,177	783,120
Automobiles – 0.5%
Ford Motor Company	127,213	1,212,340
General Motors Company	41,917	1,690,932
Harley-Davidson, Inc.	16,144	577,632
Tesla, Inc. (A)(B)	2,531	611,515
Distributors – 0.2%
Genuine Parts Company	11,092	1,077,255
LKQ Corp. (A)	17,599	473,941
Pool Corp.	1,564	296,175

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Diversified consumer services – 0.1%
Bright Horizons Family Solutions, Inc. (A)	1,624	$246,962
Grand Canyon Education, Inc. (A)	557	60,585
Service Corp. International	12,492	576,381
ServiceMaster Global Holdings, Inc. (A)	7,970	424,243
Hotels, restaurants and leisure – 2.2%
Aramark	16,937	612,950
Caesars Entertainment Corp. (A)	1,752	20,744
Carnival Corp.	16,043	757,711
Chipotle Mexican Grill, Inc. (A)	1,668	1,326,944
Darden Restaurants, Inc.	8,457	1,028,033
Domino’s Pizza, Inc.	2,063	504,465
Dunkin’ Brands Group, Inc.	1,504	120,561
Hilton Worldwide Holdings, Inc.	13,409	1,294,639
Hyatt Hotels Corp., Class A	2,192	169,551
Las Vegas Sands Corp.	14,703	888,649
Marriott International, Inc., Class A	11,144	1,549,685
McDonald’s Corp.	16,669	3,512,492
MGM Resorts International	31,452	944,189
Norwegian Cruise Line Holdings, Ltd. (A)	8,981	444,021
Planet Fitness, Inc., Class A (A)	832	65,445
Royal Caribbean Cruises, Ltd.	9,318	1,084,039
Starbucks Corp.	30,502	2,888,234
Vail Resorts, Inc.	2,046	504,380
Wyndham Hotels & Resorts, Inc.	9,194	519,921
Wynn Resorts, Ltd.	4,680	608,728
Yum! Brands, Inc.	11,305	1,272,039
Household durables – 0.7%
D.R. Horton, Inc.	23,428	1,076,048
Garmin, Ltd.	8,169	642,002
Leggett & Platt, Inc.	8,891	355,373
Lennar Corp., A Shares	12,689	603,616
Lennar Corp., B Shares	843	32,034
Mohawk Industries, Inc. (A)	4,538	565,843
Newell Brands, Inc.	25,211	357,744
NVR, Inc. (A)	328	1,096,878
PulteGroup, Inc.	17,991	566,896
Roku, Inc. (A)	778	80,391
Toll Brothers, Inc.	9,588	344,880
Whirlpool Corp.	5,875	854,695
Internet and direct marketing retail – 2.2%
Amazon.com, Inc. (A)	7,910	14,766,230
Booking Holdings, Inc. (A)	1,017	1,918,682
eBay, Inc.	43,975	1,811,330
Etsy, Inc. (A)	765	51,270
Expedia Group, Inc.	7,632	1,013,072
GrubHub, Inc. (A)	1,532	103,609
Qurate Retail, Inc. (A)	35,393	500,457
Wayfair, Inc., Class A (A)	1,108	145,325

26 JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Leisure products – 0.2%
Hasbro, Inc.	9,792	$1,186,399
Polaris Industries, Inc.	4,166	394,395
Multiline retail – 0.8%
Dollar General Corp.	11,470	1,537,209
Dollar Tree, Inc. (A)	16,404	1,669,107
Kohl’s Corp.	17,183	925,476
Macy’s, Inc.	30,360	690,083
Nordstrom, Inc. (B)	12,142	402,022
Ollie’s Bargain Outlet Holdings, Inc. (A)	601	50,899
Target Corp.	23,849	2,060,554
Specialty retail – 2.7%
Advance Auto Parts, Inc.	4,651	700,627
AutoZone, Inc. (A)	1,273	1,429,630
Best Buy Company, Inc.	22,081	1,689,859
Burlington Stores, Inc. (A)	3,387	612,200
CarMax, Inc. (A)	13,159	1,154,834
Carvana Company (A)(B)	405	25,742
Five Below, Inc. (A)	1,203	141,304
Foot Locker, Inc.	1,495	61,385
L Brands, Inc.	10,798	280,208
Lowe’s Companies, Inc.	27,100	2,747,940
O’Reilly Automotive, Inc. (A)	3,718	1,415,666
Ross Stores, Inc.	22,627	2,399,141
The Gap, Inc.	20,448	398,736
The Home Depot, Inc.	28,318	6,051,273
The TJX Companies, Inc.	44,476	2,426,611
Tiffany & Company	8,036	754,741
Tractor Supply Company	9,215	1,002,684
Ulta Beauty, Inc. (A)	3,924	1,370,457
Textiles, apparel and luxury goods – 0.8%
Capri Holdings, Ltd. (A)	10,806	384,586
Columbia Sportswear Company	671	71,113
Hanesbrands, Inc.	24,644	396,522
Kontoor Brands, Inc. (A)	2,032	59,599
Lululemon Athletica, Inc. (A)	5,336	1,019,656
NIKE, Inc., Class B	32,653	2,809,138
PVH Corp.	4,560	405,475
Ralph Lauren Corp.	4,540	473,204
Tapestry, Inc.	16,515	510,809
Under Armour, Inc., Class A (A)	8,311	191,735
Under Armour, Inc., Class C (A)	8,402	170,897
VF Corp.	14,251	1,245,395
Consumer staples – 6.4%		59,460,124

Beverages – 1.4%
Brown-Forman Corp., Class A	3,425	182,758
Brown-Forman Corp., Class B	17,560	962,464
Constellation Brands, Inc., Class A	6,402	1,260,042
Keurig Dr. Pepper, Inc.	1,956	55,042

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Beverages (continued)
Molson Coors Brewing Company, Class B	12,275	$662,727
Monster Beverage Corp. (A)	14,706	948,096
PepsiCo, Inc.	33,862	4,327,902
The Coca-Cola Company	86,456	4,550,179
Food and staples retailing – 1.3%
Costco Wholesale Corp.	11,006	3,033,584
Sysco Corp.	21,974	1,506,757
The Kroger Company	67,018	1,418,101
US Foods Holding Corp. (A)	11,288	399,257
Walgreens Boots Alliance, Inc.	20,678	1,126,744
Walmart, Inc.	45,439	5,015,557
Food products – 1.7%
Archer-Daniels-Midland Company	29,480	1,211,038
Bunge, Ltd.	10,704	625,435
Campbell Soup Company (B)	13,744	568,177
Conagra Brands, Inc.	32,139	927,853
General Mills, Inc.	29,855	1,585,599
Hormel Foods Corp. (B)	16,227	665,145
Ingredion, Inc.	5,551	429,037
Kellogg Company	14,165	824,686
Lamb Weston Holdings, Inc.	9,354	627,840
McCormick & Company, Inc.	8,767	1,389,920
Mondelez International, Inc., Class A	39,941	2,136,444
Post Holdings, Inc. (A)	4,143	444,212
The Hershey Company	11,402	1,730,139
The J.M. Smucker Company	7,011	779,553
The Kraft Heinz Company	10,615	339,786
Tyson Foods, Inc., Class A	14,925	1,186,538
Household products – 1.3%
Church & Dwight Company, Inc.	13,203	996,034
Colgate-Palmolive Company	19,109	1,370,880
Kimberly-Clark Corp.	10,031	1,360,705
The Clorox Company	9,377	1,524,700
The Procter & Gamble Company	55,822	6,589,229
Personal products – 0.2%
Coty, Inc., Class A	11,957	130,451
Herbalife Nutrition, Ltd. (A)	6,894	282,792
The Estee Lauder Companies, Inc., Class A	9,318	1,716,282
Tobacco – 0.5%
Altria Group, Inc.	45,773	2,154,535
Philip Morris International, Inc.	28,871	2,413,904
Energy – 4.3%		39,437,731

Energy equipment and services – 0.3%
Baker Hughes, a GE Company	10,681	271,191
Halliburton Company	21,580	496,340
Helmerich & Payne, Inc.	2,405	119,480
National Oilwell Varco, Inc.	19,586	466,539
Schlumberger, Ltd.	24,577	982,343

SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS 27

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Energy (continued)
Energy equipment and services (continued)
TechnipFMC PLC	25,729	$708,577
Oil, gas and consumable fuels – 4.0%
Anadarko Petroleum Corp.	16,717	1,231,374
Apache Corp.	20,527	501,269
Cabot Oil & Gas Corp.	20,782	398,183
Cheniere Energy, Inc. (A)	8,906	580,226
Chevron Corp.	52,042	6,406,891
Cimarex Energy Company	4,691	237,693
Concho Resources, Inc.	8,812	860,756
ConocoPhillips	25,416	1,501,577
Continental Resources, Inc. (A)	5,272	195,960
Devon Energy Corp.	25,273	682,371
Diamondback Energy, Inc.	7,693	795,687
EOG Resources, Inc.	12,920	1,109,182
Exxon Mobil Corp.	94,883	7,055,500
Hess Corp.	16,956	1,099,427
HollyFrontier Corp.	15,049	748,989
Kinder Morgan, Inc.	61,424	1,266,563
Marathon Oil Corp.	56,429	793,956
Marathon Petroleum Corp.	32,925	1,856,641
Noble Energy, Inc.	35,158	776,289
Occidental Petroleum Corp.	21,309	1,094,430
ONEOK, Inc.	19,177	1,343,924
Parsley Energy, Inc., Class A (A)	8,796	145,926
Phillips 66	13,301	1,364,151
Pioneer Natural Resources Company	6,014	830,173
Tallgrass Energy LP	2,067	39,624
Targa Resources Corp.	9,623	374,431
The Williams Companies, Inc.	38,000	936,320
Valero Energy Corp.	24,314	2,072,769
WPX Energy, Inc. (A)	8,906	92,979
Financials – 14.2%		131,252,547

Banks – 5.2%
Bank of America Corp.	220,626	6,768,806
BB&T Corp.	26,402	1,360,495
BOK Financial Corp.	1,115	93,303
Citigroup, Inc.	61,687	4,389,647
Citizens Financial Group, Inc.	30,631	1,141,311
Comerica, Inc.	11,756	860,539
Commerce Bancshares, Inc.	5,879	357,620
Cullen/Frost Bankers, Inc.	2,358	223,869
East West Bancorp, Inc.	9,116	437,659
Fifth Third Bancorp	63,136	1,874,508
First Republic Bank	8,489	843,467
Huntington Bancshares, Inc.	64,536	919,638
JPMorgan Chase & Co.	85,748	9,946,768
KeyCorp	66,068	1,213,669
M&T Bank Corp.	9,167	1,505,680
People’s United Financial, Inc.	20,425	335,379

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
Popular, Inc.	1,583	$91,117
Regions Financial Corp.	93,831	1,494,728
Signature Bank	2,843	362,369
SunTrust Banks, Inc.	25,914	1,725,872
SVB Financial Group (A)	2,955	685,471
Synovus Financial Corp.	3,870	147,718
The PNC Financial Services Group, Inc.	13,511	1,930,722
U.S. Bancorp	43,030	2,459,165
Webster Financial Corp.	982	50,082
Wells Fargo & Company	119,147	5,767,906
Zions Bancorp NA	13,112	590,958
Capital markets – 3.1%
Affiliated Managers Group, Inc.	3,456	296,490
Ameriprise Financial, Inc.	12,635	1,838,519
BlackRock, Inc.	2,365	1,106,063
Cboe Global Markets, Inc.	5,107	558,246
CME Group, Inc.	7,543	1,466,510
E*TRADE Financial Corp.	16,109	785,958
FactSet Research Systems, Inc.	2,422	671,621
Franklin Resources, Inc.	20,793	678,476
Intercontinental Exchange, Inc.	17,233	1,514,091
Invesco, Ltd.	25,366	486,774
LPL Financial Holdings, Inc.	2,218	186,024
MarketAxess Holdings, Inc.	2,061	694,639
Moody’s Corp.	6,276	1,345,198
Morgan Stanley	35,337	1,574,617
Morningstar, Inc.	206	31,308
MSCI, Inc.	6,165	1,400,935
Nasdaq, Inc.	7,517	724,413
Northern Trust Corp.	14,066	1,378,468
Raymond James Financial, Inc.	8,403	677,870
S&P Global, Inc.	10,616	2,600,389
SEI Investments Company	10,861	647,207
State Street Corp.	12,919	750,465
T. Rowe Price Group, Inc.	15,157	1,718,652
TD Ameritrade Holding Corp.	11,797	602,827
The Bank of New York Mellon Corp.	36,597	1,717,131
The Charles Schwab Corp.	32,372	1,399,118
The Goldman Sachs Group, Inc.	9,253	2,036,863
Consumer finance – 1.1%
Ally Financial, Inc.	40,320	1,326,931
American Express Company	20,534	2,553,814
Capital One Financial Corp.	23,359	2,158,839
Credit Acceptance Corp. (A)	371	177,349
Discover Financial Services	22,472	2,016,637
Santander Consumer USA Holdings, Inc.	9,322	250,855
Synchrony Financial	39,835	1,429,280
Diversified financial services – 1.1%
AXA Equitable Holdings, Inc.	4,819	108,331

28 JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Diversified financial services (continued)
Berkshire Hathaway, Inc., Class B (A)	44,345	$9,109,793
Jefferies Financial Group, Inc.	17,696	377,456
Voya Financial, Inc.	10,338	580,685
Insurance – 3.7%
Aflac, Inc.	33,239	1,749,701
Alleghany Corp. (A)	929	637,043
American Financial Group, Inc.	5,368	549,576
American International Group, Inc.	26,934	1,508,035
Aon PLC	10,769	2,038,033
Arch Capital Group, Ltd. (A)	19,819	766,797
Arthur J. Gallagher & Company	10,612	959,643
Assurant, Inc.	1,180	133,765
Athene Holding, Ltd., Class A (A)	4,537	185,382
Brown & Brown, Inc.	14,518	521,632
Chubb, Ltd.	9,307	1,422,482
Cincinnati Financial Corp.	9,496	1,019,206
CNA Financial Corp.	2,094	100,282
Erie Indemnity Company, Class A	1,359	302,744
Everest Re Group, Ltd.	2,958	729,561
Fidelity National Financial, Inc.	16,669	714,767
First American Financial Corp.	4,046	233,940
Lincoln National Corp.	17,575	1,148,351
Loews Corp.	19,737	1,056,719
Markel Corp. (A)	646	719,599
Marsh & McLennan Companies, Inc.	16,478	1,628,026
MetLife, Inc.	24,091	1,190,577
Old Republic International Corp.	16,652	379,832
Principal Financial Group, Inc.	22,777	1,321,977
Prudential Financial, Inc.	16,160	1,637,170
Reinsurance Group of America, Inc.	5,012	781,471
RenaissanceRe Holdings, Ltd.	491	88,945
The Allstate Corp.	13,985	1,501,989
The Hartford Financial Services Group, Inc.	33,122	1,908,821
The Progressive Corp.	24,156	1,956,153
The Travelers Companies, Inc.	15,434	2,262,933
Torchmark Corp.	8,054	735,491
Unum Group	20,418	652,355
W.R. Berkley Corp.	11,059	767,384
Willis Towers Watson PLC	6,728	1,313,440
Thrifts and mortgage finance – 0.0%
New York Community Bancorp, Inc.	6,194	71,417
Health care – 12.7%		117,704,512

Biotechnology – 1.7%
AbbVie, Inc.	31,494	2,098,130
Alexion Pharmaceuticals, Inc. (A)	7,201	815,801
Alkermes PLC (A)	5,494	127,241
Alnylam Pharmaceuticals, Inc. (A)	1,868	144,938
Amgen, Inc.	17,634	3,290,152
Biogen, Inc. (A)	5,922	1,408,370

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Biotechnology (continued)
BioMarin Pharmaceutical, Inc. (A)	6,232	$494,322
Bluebird Bio, Inc. (A)	1,050	137,792
Celgene Corp. (A)	16,283	1,495,756
Exact Sciences Corp. (A)	1,632	187,860
Exelixis, Inc. (A)	11,286	240,053
Gilead Sciences, Inc.	38,003	2,489,957
Incyte Corp. (A)	5,103	433,347
Ionis Pharmaceuticals, Inc. (A)	3,180	209,435
Moderna, Inc. (A)(B)	762	9,982
Neurocrine Biosciences, Inc. (A)	1,585	152,778
Regeneron Pharmaceuticals, Inc. (A)	2,081	634,206
Sage Therapeutics, Inc. (A)	900	144,306
Sarepta Therapeutics, Inc. (A)	853	126,969
Seattle Genetics, Inc. (A)	3,221	243,862
United Therapeutics Corp. (A)	811	64,264
Vertex Pharmaceuticals, Inc. (A)	6,129	1,021,214
Health care equipment and supplies – 3.3%
Abbott Laboratories	46,634	4,061,821
ABIOMED, Inc. (A)	1,501	418,119
Align Technology, Inc. (A)	3,457	722,790
Baxter International, Inc.	17,893	1,502,475
Becton, Dickinson and Company	7,369	1,862,883
Boston Scientific Corp. (A)	38,485	1,634,073
Danaher Corp.	15,269	2,145,295
DENTSPLY SIRONA, Inc.	13,723	747,217
DexCom, Inc. (A)	1,172	183,852
Edwards Lifesciences Corp. (A)	6,571	1,398,637
Hill-Rom Holdings, Inc.	2,153	229,596
Hologic, Inc. (A)	21,019	1,077,224
ICU Medical, Inc. (A)	191	48,598
IDEXX Laboratories, Inc. (A)	5,620	1,585,121
Insulet Corp. (A)	748	91,959
Intuitive Surgical, Inc. (A)	2,377	1,234,875
Masimo Corp. (A)	913	144,117
Medtronic PLC	29,681	3,025,681
ResMed, Inc.	8,718	1,122,007
STERIS PLC	4,694	698,749
Stryker Corp.	9,748	2,044,935
Teleflex, Inc.	2,266	769,851
The Cooper Companies, Inc.	2,745	926,163
Varian Medical Systems, Inc. (A)	6,622	777,224
West Pharmaceutical Services, Inc.	3,327	456,697
Zimmer Biomet Holdings, Inc.	11,549	1,560,616
Health care providers and services – 3.2%
AmerisourceBergen Corp.	11,293	984,185
Anthem, Inc.	9,363	2,758,433
Cardinal Health, Inc.	19,747	903,030
Centene Corp. (A)	23,393	1,218,541
Cigna Corp.	17,743	3,014,891

SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS 29

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care providers and services (continued)
CVS Health Corp.	39,833	$2,225,470
DaVita, Inc. (A)	15,094	903,376
Encompass Health Corp.	3,078	196,500
Guardant Health, Inc. (A)	26	2,444
HCA Healthcare, Inc.	7,987	1,066,344
Henry Schein, Inc. (A)	12,994	864,621
Humana, Inc.	5,992	1,778,126
Laboratory Corp. of America Holdings (A)	9,297	1,557,433
McKesson Corp.	10,275	1,427,711
Molina Healthcare, Inc. (A)	1,600	212,448
Quest Diagnostics, Inc.	15,312	1,563,049
UnitedHealth Group, Inc.	25,729	6,406,778
Universal Health Services, Inc., Class B	8,786	1,325,456
WellCare Health Plans, Inc. (A)	2,917	837,908
Health care technology – 0.2%
Cerner Corp.	21,153	1,515,612
Veeva Systems, Inc., Class A (A)	3,413	566,217
Life sciences tools and services – 1.2%
Agilent Technologies, Inc.	20,629	1,431,859
Bio-Rad Laboratories, Inc., Class A (A)	996	313,640
Bio-Techne Corp.	641	134,706
Bruker Corp.	1,685	80,627
Charles River Laboratories International, Inc. (A)	1,644	221,184
Illumina, Inc. (A)	4,499	1,346,911
IQVIA Holdings, Inc. (A)	8,688	1,382,869
Mettler-Toledo International, Inc. (A)	1,800	1,362,150
PerkinElmer, Inc.	6,380	549,446
PRA Health Sciences, Inc. (A)	1,280	127,885
Thermo Fisher Scientific, Inc.	9,800	2,721,264
Waters Corp. (A)	5,435	1,144,394
Pharmaceuticals – 3.1%
Allergan PLC	6,793	1,090,277
Bristol-Myers Squibb Company	31,136	1,382,750
Catalent, Inc. (A)	6,408	361,988
Elanco Animal Health, Inc. (A)	14,900	491,104
Eli Lilly & Company	19,851	2,162,766
Jazz Pharmaceuticals PLC (A)	3,582	499,259
Johnson & Johnson	63,821	8,310,771
Merck & Company, Inc.	65,234	5,413,770
Mylan NV (A)	30,282	632,894
Nektar Therapeutics (A)	3,824	108,831
Perrigo Company PLC	6,961	375,964
Pfizer, Inc.	146,886	5,705,052
Zoetis, Inc.	22,476	2,582,268
Industrials – 12.3%		113,920,570

Aerospace and defense – 2.5%
Arconic, Inc.	24,395	610,851
Curtiss-Wright Corp.	1,034	131,225

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Aerospace and defense (continued)
General Dynamics Corp.	7,190	$1,336,909
HEICO Corp.	1,446	197,741
HEICO Corp., Class A	2,842	299,518
Hexcel Corp.	2,221	181,589
Huntington Ingalls Industries, Inc.	2,962	676,225
L3Harris Technologies, Inc.	17,807	3,696,733
Lockheed Martin Corp.	6,221	2,253,060
Northrop Grumman Corp.	5,493	1,898,216
Raytheon Company	9,779	1,782,614
Spirit AeroSystems Holdings, Inc., Class A	7,547	579,911
Teledyne Technologies, Inc. (A)	1,282	373,421
Textron, Inc.	18,761	924,917
The Boeing Company	11,495	3,921,864
TransDigm Group, Inc. (A)	2,528	1,227,192
United Technologies Corp.	24,097	3,219,359
Air freight and logistics – 0.6%
C.H. Robinson Worldwide, Inc.	10,382	869,285
Expeditors International of Washington, Inc.	12,342	942,312
FedEx Corp.	8,450	1,440,979
United Parcel Service, Inc., Class B	15,352	1,834,103
XPO Logistics, Inc. (A)	5,858	395,298
Airlines – 0.9%
Alaska Air Group, Inc.	9,751	617,823
American Airlines Group, Inc.	29,820	909,808
Delta Air Lines, Inc.	34,074	2,079,877
JetBlue Airways Corp. (A)	18,522	356,178
Southwest Airlines Company	29,114	1,500,244
United Airlines Holdings, Inc. (A)	27,284	2,507,672
Building products – 0.5%
Allegion PLC	5,875	608,298
AO Smith Corp.	7,333	333,285
Fortune Brands Home & Security, Inc.	9,365	514,513
Johnson Controls International PLC	32,466	1,377,857
Lennox International, Inc.	2,226	570,924
Masco Corp.	16,844	686,730
Owens Corning	7,672	444,976
Commercial services and supplies – 0.8%
ADT, Inc. (B)	6,010	38,164
Cintas Corp.	6,744	1,756,407
Copart, Inc. (A)	11,330	878,415
IAA, Inc. (A)	9,148	427,669
KAR Auction Services, Inc.	9,166	245,099
Republic Services, Inc.	22,719	2,014,039
Rollins, Inc.	7,887	264,451
Waste Management, Inc.	19,225	2,249,325
Construction and engineering – 0.1%
Fluor Corp.	12,587	409,203
Jacobs Engineering Group, Inc.	7,898	651,664

30 JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Electrical equipment – 0.8%
Acuity Brands, Inc.	1,999	$268,306
AMETEK, Inc.	15,255	1,367,001
Eaton Corp. PLC	17,334	1,424,681
Emerson Electric Company	23,159	1,502,556
Hubbell, Inc.	3,653	474,452
Rockwell Automation, Inc.	9,034	1,452,487
Sensata Technologies Holding PLC (A)	10,769	510,774
Industrial conglomerates – 1.1%
3M Company	14,602	2,551,261
Carlisle Companies, Inc.	4,542	655,002
General Electric Company	176,871	1,848,302
Honeywell International, Inc.	18,022	3,108,074
Roper Technologies, Inc.	4,358	1,584,787
Machinery – 2.7%
Allison Transmission Holdings, Inc.	9,242	424,670
Caterpillar, Inc.	16,987	2,236,678
Cummins, Inc.	9,122	1,496,008
Deere & Company	14,336	2,374,758
Donaldson Company, Inc.	8,881	443,606
Dover Corp.	12,832	1,242,779
Flowserve Corp.	10,189	509,756
Fortive Corp.	16,607	1,262,962
Gardner Denver Holdings, Inc. (A)	968	31,915
Graco, Inc.	7,841	376,995
IDEX Corp.	4,888	822,259
Illinois Tool Works, Inc.	11,736	1,810,043
Ingersoll-Rand PLC	19,246	2,379,960
Lincoln Electric Holdings, Inc.	3,876	327,600
Nordson Corp.	2,869	406,423
PACCAR, Inc.	27,749	1,946,315
Parker-Hannifin Corp.	10,162	1,779,163
Pentair PLC	10,721	416,082
Snap-on, Inc.	4,007	611,508
Stanley Black & Decker, Inc.	10,921	1,611,830
The Middleby Corp. (A)	3,233	434,451
The Toro Company	5,977	435,245
WABCO Holdings, Inc. (A)	3,360	444,898
Wabtec Corp. (B)	6,066	471,207
Woodward, Inc.	641	71,818
Xylem, Inc.	10,288	826,024
Professional services – 0.7%
CoStar Group, Inc. (A)	1,509	928,639
Equifax, Inc.	9,555	1,329,005
IHS Markit, Ltd. (A)	11,290	727,302
ManpowerGroup, Inc.	6,427	587,106
Nielsen Holdings PLC	15,535	359,791
Robert Half International, Inc.	8,815	532,514
TransUnion	8,202	679,044
Verisk Analytics, Inc.	9,673	1,467,588

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Road and rail – 1.2%
AMERCO	545	$210,915
CSX Corp.	26,547	1,868,909
J.B. Hunt Transport Services, Inc.	8,411	861,034
Kansas City Southern	7,535	932,381
Norfolk Southern Corp.	13,494	2,578,973
Old Dominion Freight Line, Inc.	4,175	697,142
Union Pacific Corp.	21,710	3,906,715
Trading companies and distributors – 0.4%
Fastenal Company	37,338	1,150,010
HD Supply Holdings, Inc. (A)	11,293	457,479
United Rentals, Inc. (A)	6,858	867,880
W.W. Grainger, Inc.	4,629	1,347,178
Watsco, Inc.	1,552	252,386
Information technology – 20.4%		188,099,642

Communications equipment – 1.1%
Arista Networks, Inc. (A)	1,700	464,865
Ciena Corp. (A)	2,056	92,972
Cisco Systems, Inc.	115,691	6,409,281
F5 Networks, Inc. (A)	4,494	659,360
Juniper Networks, Inc.	26,597	718,651
Motorola Solutions, Inc.	9,678	1,606,161
Ubiquiti Networks, Inc.	493	63,464
Electronic equipment, instruments and components – 1.2%
Amphenol Corp., Class A	23,559	2,198,526
Arrow Electronics, Inc. (A)	8,054	584,801
CDW Corp.	9,188	1,085,654
Cognex Corp.	5,139	226,167
Corning, Inc.	59,729	1,836,667
Dolby Laboratories, Inc., Class A	3,016	205,390
Flex, Ltd. (A)	53,132	592,422
FLIR Systems, Inc.	5,476	271,938
IPG Photonics Corp. (A)	1,704	223,241
Keysight Technologies, Inc. (A)	9,866	883,204
National Instruments Corp.	3,744	156,349
TE Connectivity, Ltd.	17,340	1,602,216
Trimble, Inc. (A)	14,403	608,671
Zebra Technologies Corp., Class A (A)	2,100	442,869
IT services – 5.4%
Accenture PLC, Class A	16,962	3,266,542
Akamai Technologies, Inc. (A)	11,681	1,029,447
Alliance Data Systems Corp.	4,377	686,839
Amdocs, Ltd.	12,274	785,413
Automatic Data Processing, Inc.	12,571	2,093,323
Black Knight, Inc. (A)	6,869	434,945
Booz Allen Hamilton Holding Corp.	6,921	475,819
Broadridge Financial Solutions, Inc.	7,500	953,400
Cognizant Technology Solutions Corp., Class A	21,801	1,420,117
DXC Technology Company	15,617	870,960

SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS 31

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
IT services (continued)
EPAM Systems, Inc. (A)	1,402	$271,694
Euronet Worldwide, Inc. (A)	738	115,062
Fidelity National Information Services, Inc.	25,918	3,453,511
Fiserv, Inc. (A)	26,161	2,758,189
FleetCor Technologies, Inc. (A)	5,177	1,471,148
Gartner, Inc. (A)	4,918	685,225
Genpact, Ltd.	7,462	296,092
Global Payments, Inc.	8,445	1,418,084
GoDaddy, Inc., Class A (A)	4,367	320,450
IBM Corp.	23,870	3,538,489
Jack Henry & Associates, Inc.	4,893	683,552
Leidos Holdings, Inc.	8,895	730,280
Mastercard, Inc., Class A	23,095	6,288,076
Okta, Inc. (A)	1,266	165,631
Paychex, Inc.	20,026	1,663,159
PayPal Holdings, Inc. (A)	23,314	2,573,866
Sabre Corp.	15,698	369,060
Square, Inc., Class A (A)	5,236	421,027
The Western Union Company	31,866	669,186
Total System Services, Inc.	13,367	1,814,169
Twilio, Inc., Class A (A)	1,543	214,647
VeriSign, Inc. (A)	5,892	1,243,742
Visa, Inc., Class A	39,027	6,946,806
WEX, Inc. (A)	1,272	277,385
Semiconductors and semiconductor equipment – 3.9%
Advanced Micro Devices, Inc. (A)	28,852	878,543
Analog Devices, Inc.	17,196	2,019,842
Applied Materials, Inc.	39,352	1,942,808
Broadcom, Inc.	9,697	2,812,033
Cree, Inc. (A)	1,347	83,756
Cypress Semiconductor Corp.	11,736	269,576
First Solar, Inc. (A)	1,045	67,392
Intel Corp.	136,872	6,918,880
KLA Corp.	6,041	823,509
Lam Research Corp.	9,456	1,972,616
Marvell Technology Group, Ltd.	33,361	876,060
Maxim Integrated Products, Inc.	19,582	1,159,059
Microchip Technology, Inc.	14,516	1,370,601
Micron Technology, Inc. (A)	60,361	2,709,605
Monolithic Power Systems, Inc.	573	84,896
NVIDIA Corp.	11,736	1,980,098
ON Semiconductor Corp. (A)	25,771	554,334
Qorvo, Inc. (A)	7,418	543,665
QUALCOMM, Inc.	38,167	2,792,298
Skyworks Solutions, Inc.	12,735	1,086,041
Teradyne, Inc.	10,628	592,298
Texas Instruments, Inc.	25,984	3,248,260
Universal Display Corp.	373	78,733
Xilinx, Inc.	8,004	914,137

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software – 5.0%
Adobe, Inc. (A)	8,560	$2,558,242
ANSYS, Inc. (A)	4,932	1,001,788
Aspen Technology, Inc. (A)	1,754	231,300
Atlassian Corp. PLC, Class A (A)	2,708	379,445
Autodesk, Inc. (A)	5,682	887,358
Cadence Design Systems, Inc. (A)	15,728	1,162,456
CDK Global, Inc.	7,855	407,439
Ceridian HCM Holding, Inc. (A)	303	16,153
Citrix Systems, Inc.	10,092	951,070
Coupa Software, Inc. (A)	423	57,405
DocuSign, Inc. (A)	883	45,669
Dropbox, Inc., Class A (A)	1,625	38,285
Fair Isaac Corp. (A)	691	240,067
Fortinet, Inc. (A)	4,838	388,540
Guidewire Software, Inc. (A)	2,483	253,465
HubSpot, Inc. (A)	274	48,969
Intuit, Inc.	6,917	1,918,153
Microsoft Corp.	152,925	20,839,090
New Relic, Inc. (A)	284	26,460
Nutanix, Inc., Class A (A)	2,183	49,554
Oracle Corp.	82,573	4,648,860
Palo Alto Networks, Inc. (A)	2,851	645,866
Paycom Software, Inc. (A)	1,405	338,254
Pivotal Software, Inc., Class A (A)	1,391	13,187
Proofpoint, Inc. (A)	684	86,321
PTC, Inc. (A)	3,915	265,359
RealPage, Inc. (A)	846	52,858
RingCentral, Inc., Class A (A)	884	125,510
salesforce.com, Inc. (A)	10,315	1,593,668
ServiceNow, Inc. (A)	4,612	1,279,323
SolarWinds Corp. (A)(B)	758	13,583
Splunk, Inc. (A)	4,579	619,584
SS&C Technologies Holdings, Inc.	11,967	573,818
Symantec Corp.	44,645	962,546
Synopsys, Inc. (A)	9,454	1,255,113
Tableau Software, Inc., Class A (A)	1,641	278,199
Teradata Corp. (A)	986	36,107
The Trade Desk, Inc., Class A (A)	565	148,770
Tyler Technologies, Inc. (A)	1,528	356,559
VMware, Inc., Class A	2,173	379,167
Workday, Inc., Class A (A)	3,780	755,924
Zendesk, Inc. (A)	1,392	116,316
Zscaler, Inc. (A)	479	40,365
Technology hardware, storage and peripherals – 3.8%
Apple, Inc.	131,380	27,989,195
Dell Technologies, Inc., Class C (A)	7,340	423,812
Hewlett Packard Enterprise Company	74,937	1,076,845
HP, Inc.	56,575	1,190,338
NetApp, Inc.	19,896	1,163,717

32 JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Technology hardware, storage and peripherals (continued)
Seagate Technology PLC	25,919	$1,200,309
Western Digital Corp.	23,917	1,288,887
Xerox Corp.	17,543	563,130
Materials – 3.5%		32,592,969

Chemicals – 2.1%
Air Products & Chemicals, Inc.	7,624	1,740,330
Albemarle Corp. (B)	6,753	492,699
Axalta Coating Systems, Ltd. (A)	12,837	380,360
Celanese Corp.	10,492	1,176,888
CF Industries Holdings, Inc.	18,991	941,194
Corteva, Inc.	13,955	411,673
Dow, Inc.	13,964	676,416
DuPont de Nemours, Inc. (A)	13,955	1,006,993
Eastman Chemical Company	12,694	956,493
Ecolab, Inc.	8,811	1,777,443
FMC Corp.	8,390	725,064
Huntsman Corp.	11,879	244,113
International Flavors & Fragrances, Inc. (B)	5,307	764,155
Linde PLC	9,986	1,910,122
LyondellBasell Industries NV, Class A	12,120	1,014,323
PPG Industries, Inc.	12,651	1,485,101
RPM International, Inc.	9,122	618,745
The Chemours Company	5,971	113,867
The Mosaic Company	21,897	551,585
The Sherwin-Williams Company	3,277	1,681,232
Westlake Chemical Corp.	2,455	165,884
Construction materials – 0.2%
Martin Marietta Materials, Inc.	3,888	963,252
Vulcan Materials Company	8,084	1,118,421
Containers and packaging – 0.7%
AptarGroup, Inc.	3,143	380,366
Avery Dennison Corp.	5,075	582,965
Ball Corp.	23,048	1,647,471
Berry Global Group, Inc. (A)	7,541	339,722
Crown Holdings, Inc. (A)	8,736	559,191
International Paper Company	33,455	1,469,009
Packaging Corp. of America	7,165	723,450
Sealed Air Corp.	11,659	487,230
Sonoco Products Company	1,404	84,282
WestRock Company	13,102	472,327
Metals and mining – 0.5%
Alcoa Corp. (A)	10,811	243,139
Freeport-McMoRan, Inc.	96,590	1,068,285
Newmont Goldcorp Corp.	30,635	1,118,790
Nucor Corp.	23,791	1,293,755
Reliance Steel & Aluminum Company	5,365	536,232
Royal Gold, Inc.	556	63,634
Southern Copper Corp.	3,264	116,819

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Metals and mining (continued)
Steel Dynamics, Inc.	15,549	$489,949
Real estate – 3.6%		33,014,374

Equity real estate investment trusts – 3.4%
Alexandria Real Estate Equities, Inc.	4,317	631,836
American Campus Communities, Inc.	5,176	241,978
American Homes 4 Rent, Class A	8,745	211,716
American Tower Corp.	9,085	1,922,568
Apartment Investment & Management Company, Class A	6,913	342,470
AvalonBay Communities, Inc.	6,081	1,269,652
Boston Properties, Inc.	6,992	929,586
Camden Property Trust	4,129	428,219
Crown Castle International Corp.	10,145	1,351,923
CubeSmart	1,758	59,684
CyrusOne, Inc.	977	56,080
Digital Realty Trust, Inc.	8,036	918,997
Douglas Emmett, Inc.	6,009	245,287
Duke Realty Corp.	16,261	541,979
EPR Properties	703	52,324
Equinix, Inc.	2,131	1,069,975
Equity LifeStyle Properties, Inc.	3,536	439,348
Equity Residential	15,428	1,217,115
Essex Property Trust, Inc.	2,938	887,922
Extra Space Storage, Inc.	5,422	609,379
Federal Realty Investment Trust	3,291	434,445
Gaming and Leisure Properties, Inc.	8,126	306,431
HCP, Inc.	21,035	671,648
Healthcare Trust of America, Inc., Class A	4,548	122,478
Host Hotels & Resorts, Inc.	34,022	591,643
Invitation Homes, Inc.	7,687	211,162
Iron Mountain, Inc.	12,259	360,537
Kilroy Realty Corp.	4,417	350,975
Kimco Realty Corp.	18,612	357,537
Lamar Advertising Company, Class A	3,493	282,654
Liberty Property Trust	6,746	352,816
Medical Properties Trust, Inc.	3,526	61,705
MGM Growth Properties LLC, Class A	2,985	89,132
Mid-America Apartment Communities, Inc.	4,542	535,229
National Retail Properties, Inc.	6,312	329,739
Omega Healthcare Investors, Inc.	8,348	303,032
Park Hotels & Resorts, Inc.	6,342	167,492
Prologis, Inc.	16,414	1,323,133
Public Storage	3,528	856,457
Realty Income Corp.	12,208	844,916
Regency Centers Corp.	5,656	377,255
SBA Communications Corp. (A)	6,715	1,647,928
Simon Property Group, Inc.	6,714	1,089,011
SL Green Realty Corp.	4,494	364,374
STORE Capital Corp.	3,305	113,064

SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS 33

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Sun Communities, Inc.	3,033	$402,813
The Macerich Company	6,450	213,173
UDR, Inc.	12,240	563,774
Ventas, Inc.	14,594	982,030
VEREIT, Inc.	39,035	355,999
VICI Properties, Inc.	7,759	165,577
Vornado Realty Trust	8,081	519,770
Welltower, Inc.	14,517	1,206,653
Weyerhaeuser Company	44,970	1,142,688
WP Carey, Inc.	5,219	451,652
Real estate management and development – 0.2%
CBRE Group, Inc., Class A (A)	19,459	1,031,522
Jones Lang LaSalle, Inc.	2,786	405,892
Utilities – 4.4%		41,011,148

Electric utilities – 2.5%
Alliant Energy Corp.	14,881	737,205
American Electric Power Company, Inc.	23,872	2,096,200
Avangrid, Inc.	2,263	114,395
Duke Energy Corp.	17,476	1,515,519
Edison International	26,100	1,945,494
Entergy Corp.	15,280	1,613,874
Evergy, Inc.	14,550	880,130
Eversource Energy	21,094	1,600,191
Exelon Corp.	45,651	2,057,034
FirstEnergy Corp.	30,994	1,362,806
NextEra Energy, Inc.	10,045	2,081,023
OGE Energy Corp.	14,736	632,911
Pinnacle West Capital Corp.	9,137	833,477
PPL Corp.	42,709	1,265,468
The Southern Company	30,354	1,705,895
Xcel Energy, Inc.	39,317	2,343,686
Gas utilities – 0.1%
Atmos Energy Corp.	6,085	663,508
UGI Corp.	12,606	644,041
Independent power and renewable electricity producers – 0.2%
AES Corp.	54,120	908,675
NRG Energy, Inc.	12,711	433,954
Vistra Energy Corp.	11,329	243,120
Multi-utilities – 1.5%
Ameren Corp.	19,955	1,510,394
CenterPoint Energy, Inc.	33,489	971,516
CMS Energy Corp.	18,232	1,061,467
Consolidated Edison, Inc.	21,810	1,852,978
Dominion Energy, Inc.	21,573	1,602,658
DTE Energy Company	13,076	1,662,090
MDU Resources Group, Inc.	8,968	239,804
NiSource, Inc.	28,538	847,293

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Multi-utilities (continued)
Public Service Enterprise Group, Inc.	29,250	$1,671,638
Sempra Energy	7,361	996,900
WEC Energy Group, Inc.	17,770	1,518,624
Water utilities – 0.1%
American Water Works Company, Inc.	9,933	1,140,110
Aqua America, Inc.	6,128	257,070
SECURITIES LENDING COLLATERAL – 0.4%		$3,873,135
(Cost $3,873,450)
John Hancock Collateral Trust, 2.4297% (C)(D)	387,054	3,873,135
SHORT-TERM INVESTMENTS – 0.1%		$555,478
(Cost $555,478)
Money market funds – 0.1%		555,478

State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.2608% (C)	555,478	555,478
Total investments (Multifactor Large Cap ETF) (Cost $819,375,409) 100.4%		$928,094,178
Other assets and liabilities, net (0.4%)		(3,480,470)
Total net assets 100.0%		$924,613,708

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-19. The value of securities on loan amounted to $3,758,775.
(C)	The rate shown is the annualized seven-day yield as of 7-31-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

MULTIFACTOR MATERIALS ETF

As of 7-31-19 (unaudited)

	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$20,997,085
(Cost $20,406,302)
Industrials – 2.9%		617,593

Building products – 2.8%
Masco Corp.	9,703	395,591
Trex Company, Inc. (A)	2,475	202,331
Electrical equipment – 0.1%
GrafTech International, Ltd.	1,718	19,671
Information technology – 1.1%		229,388

Semiconductors and semiconductor equipment – 1.1%
Versum Materials, Inc.	4,413	229,388
Materials – 95.9%		20,150,104

Chemicals – 52.3%
Air Products & Chemicals, Inc.	3,876	884,775
Albemarle Corp.	4,443	324,161
Ashland Global Holdings, Inc.	2,301	182,883

34 JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR MATERIALS ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Chemicals (continued)
Axalta Coating Systems, Ltd. (A)	8,489	$251,529
Celanese Corp.	5,219	585,415
CF Industries Holdings, Inc.	9,381	464,922
Corteva, Inc.	6,255	184,523
Dow, Inc.	6,259	303,186
DuPont de Nemours, Inc. (A)	6,277	452,948
Eastman Chemical Company	6,637	500,098
FMC Corp.	4,835	417,841
Huntsman Corp.	10,396	213,638
Ingevity Corp. (A)	1,700	167,518
International Flavors & Fragrances, Inc.	3,085	444,209
Linde PLC	7,001	1,339,151
LyondellBasell Industries NV, Class A	7,191	601,815
NewMarket Corp.	376	158,525
Olin Corp.	9,377	188,196
PPG Industries, Inc.	7,881	925,151
RPM International, Inc.	4,237	287,396
The Chemours Company	6,652	126,854
The Mosaic Company	16,800	423,192
The Scotts Miracle-Gro Company	1,769	198,446
The Sherwin-Williams Company	1,771	908,594
Valvoline, Inc.	6,440	130,024
W.R. Grace & Company	2,462	166,948
Westlake Chemical Corp.	2,298	155,276
Construction materials – 6.3%
Martin Marietta Materials, Inc.	2,474	612,934
Vulcan Materials Company	5,131	709,874
Containers and packaging – 20.0%
Amcor PLC (A)	20,997	222,568
AptarGroup, Inc.	2,487	300,977
Avery Dennison Corp.	3,267	375,280
Ball Corp.	11,981	856,402
Berry Global Group, Inc. (A)	6,623	298,366
Crown Holdings, Inc. (A)	5,726	366,521
International Paper Company	18,343	805,441
Packaging Corp. of America	4,815	486,171
Sealed Air Corp.	5,124	214,132
Sonoco Products Company	4,508	270,615
Metals and mining – 17.3%
Alcoa Corp. (A)	10,205	229,510
Freeport-McMoRan, Inc.	59,268	655,504
Newmont Goldcorp Corp.	21,461	783,756
Nucor Corp.	14,291	777,145
Reliance Steel & Aluminum Company	3,681	367,916
Royal Gold, Inc.	2,097	240,002
Southern Copper Corp.	2,356	84,321
Steel Dynamics, Inc.	10,767	339,268
United States Steel Corp.	11,057	166,187

MULTIFACTOR MATERIALS ETF (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 0.2%		$32,237
(Cost $32,237)
Money market funds – 0.2%		32,237

State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.2608% (B)	32,237	32,237
Total investments (Multifactor Materials ETF) (Cost $20,438,539) 100.1%		$21,029,322
Other assets and liabilities, net (0.1%)		(15,684)
Total net assets 100.0%		$21,013,638

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 7-31-19.

MULTIFACTOR MEDIA AND COMMUNICATIONS ETF

As of 7-31-19 (unaudited)

	Shares or Principal Amount	Value
COMMON STOCKS – 99.7%		$21,774,078
(Cost $21,281,740)
Communication services – 91.4%		19,957,654

Diversified telecommunication services – 15.0%
AT&T, Inc.	36,968	1,258,760
CenturyLink, Inc.	36,954	446,774
GCI Liberty, Inc., Class A (A)	2,800	167,244
Verizon Communications, Inc.	20,925	1,156,525
Zayo Group Holdings, Inc. (A)	7,040	237,459
Entertainment – 22.6%
Activision Blizzard, Inc.	8,022	390,992
Electronic Arts, Inc. (A)	2,959	273,708
Liberty Media Corp.-Liberty Formula One, Series A (A)	824	30,884
Liberty Media Corp.-Liberty Formula One, Series C (A)	5,600	220,528
Live Nation Entertainment, Inc. (A)	3,327	239,744
Netflix, Inc. (A)	2,869	926,658
Take-Two Interactive Software, Inc. (A)	2,320	284,246
The Walt Disney Company	12,545	1,794,060
Viacom, Inc., Class A	479	16,746
Viacom, Inc., Class B	15,315	464,810
World Wrestling Entertainment, Inc., Class A	1,248	90,829
Zynga, Inc., Class A (A)	32,385	206,616
Interactive media and services – 19.8%
Alphabet, Inc., Class A (A)	514	626,155
Alphabet, Inc., Class C (A)	548	666,741
ANGI Homeservices, Inc., Class A (A)	1,366	18,919
CarGurus, Inc. (A)	956	35,630
Facebook, Inc., Class A (A)	7,378	1,433,029
InterActiveCorp (A)	1,215	290,446
Match Group, Inc.	1,422	107,062

SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS 35

MULTIFACTOR MEDIA AND COMMUNICATIONS ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Interactive media and services (continued)
Snap, Inc., Class A (A)	8,145	$136,836
TripAdvisor, Inc. (A)	2,196	96,953
Twitter, Inc. (A)	16,295	689,441
Zillow Group, Inc., Class A (A)	1,360	67,782
Zillow Group, Inc., Class C (A)	3,070	153,377
Media – 30.4%
Altice USA, Inc., Class A (A)	18,587	479,730
Cable One, Inc.	131	159,401
CBS Corp., Class B	9,403	484,349
Charter Communications, Inc., Class A (A)	1,994	768,448
Comcast Corp., Class A	30,804	1,329,809
Discovery, Inc., Series A (A)	4,687	142,063
Discovery, Inc., Series C (A)	8,830	249,359
DISH Network Corp., Class A (A)	9,707	328,679
Fox Corp., Class A	2,769	103,339
Fox Corp., Class B	1,159	43,115
Liberty Broadband Corp., Series A (A)	752	73,839
Liberty Broadband Corp., Series C (A)	2,931	291,664
Liberty Media Corp.-Liberty SiriusXM, Series A (A)	2,480	103,242
Liberty Media Corp.-Liberty SiriusXM, Series C (A)	4,694	196,491
News Corp., Class A	11,040	145,286
News Corp., Class B	3,520	47,379
Nexstar Media Group, Inc., Class A	2,879	292,996
Omnicom Group, Inc.	6,079	487,657
Sirius XM Holdings, Inc.	44,156	276,417
The Interpublic Group of Companies, Inc.	16,119	369,447
The New York Times Company, Class A	3,471	123,845
Tribune Media Company, Class A	3,280	152,422
Wireless telecommunication services – 3.6%
Sprint Corp. (A)	43,572	319,383
T-Mobile US, Inc. (A)	5,471	436,203
United States Cellular Corp. (A)	504	24,137
Consumer discretionary – 2.1%		456,924

Household durables – 0.5%
Roku, Inc. (A)	1,005	103,847
Internet and direct marketing retail – 1.6%
Etsy, Inc. (A)	1,825	122,312
Qurate Retail, Inc. (A)	16,320	230,765
Industrials – 2.5%		548,032

Professional services – 2.5%
CoStar Group, Inc. (A)	570	350,778
Nielsen Holdings PLC	8,517	197,254
Information technology – 3.7%		811,468

Communications equipment – 1.1%
EchoStar Corp., Class A (A)	1,246	56,718

MULTIFACTOR MEDIA AND COMMUNICATIONS ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Communications equipment (continued)
ViaSat, Inc. (A)	2,259	$184,312
IT services – 1.2%
Alliance Data Systems Corp.	1,613	253,112
Software – 1.4%
HubSpot, Inc. (A)	619	110,628
The Trade Desk, Inc., Class A (A)	785	206,698
SHORT-TERM INVESTMENTS – 0.0%		$5,164
(Cost $5,164)
Money market funds – 0.0%		5,164

State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.2608% (B)	5,164	5,164
Total investments (Multifactor Media And Communications ETF) (Cost $21,286,904) 99.7%		$21,779,242
Other assets and liabilities, net 0.3%		64,047
Total net assets 100.0%		$21,843,289

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 7-31-19.

MULTIFACTOR MID CAP ETF

As of 7-31-19 (unaudited)

	Shares or Principal Amount	Value
COMMON STOCKS – 99.8%		$1,203,332,393
(Cost $1,101,734,313)
Communication services – 3.4%		40,769,912

Diversified telecommunication services – 0.4%
CenturyLink, Inc.	160,428	1,939,575
GCI Liberty, Inc., Class A (A)	19,713	1,177,457
Zayo Group Holdings, Inc. (A)	45,918	1,548,814
Entertainment – 1.0%
Cinemark Holdings, Inc.	35,070	1,399,994
Liberty Media Corp.-Liberty Formula One, Series A (A)	2,975	111,503
Liberty Media Corp.-Liberty Formula One, Series C (A)	46,582	1,834,399
Live Nation Entertainment, Inc. (A)	25,096	1,808,418
Take-Two Interactive Software, Inc. (A)	17,607	2,157,210
The Madison Square Garden Company, Class A (A)	5,342	1,549,394
Viacom, Inc., Class A	302	10,558
Viacom, Inc., Class B	60,895	1,848,163
World Wrestling Entertainment, Inc., Class A	5,657	411,716
Zynga, Inc., Class A (A)	88,300	563,354
Interactive media and services – 0.6%
ANGI Homeservices, Inc., Class A (A)	7,782	107,781

36 JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Interactive media and services (continued)
CarGurus, Inc. (A)	6,532	$243,448
InterActiveCorp (A)	14,422	3,447,579
Match Group, Inc. (B)	10,329	777,670
TripAdvisor, Inc. (A)	22,419	989,799
Twitter, Inc. (A)	30,149	1,275,604
Zillow Group, Inc., Class A (A)	6,895	343,647
Zillow Group, Inc., Class C (A)(B)	15,801	789,418
Media – 1.4%
Altice USA, Inc., Class A (A)	41,548	1,072,354
Cable One, Inc.	885	1,076,868
Discovery, Inc., Series A (A)(B)	20,683	626,902
Discovery, Inc., Series C (A)	37,547	1,060,327
DISH Network Corp., Class A (A)	23,994	812,437
Liberty Broadband Corp., Series A (A)	3,837	376,755
Liberty Broadband Corp., Series C (A)	14,398	1,432,745
Liberty Media Corp.-Liberty SiriusXM,
Series A (A)	18,668	777,149
Liberty Media Corp.-Liberty SiriusXM,
Series C (A)	13,385	560,296
News Corp., Class A	105,186	1,384,248
News Corp., Class B	30,087	404,971
Nexstar Media Group, Inc., Class A	8,992	915,116
Omnicom Group, Inc.	34,234	2,746,251
The Interpublic Group of Companies, Inc.	117,021	2,682,121
The New York Times Company, Class A	14,178	505,871
Consumer discretionary – 11.4%		137,646,240

Auto components – 0.9%
Aptiv PLC	24,994	2,190,724
Autoliv, Inc.	20,741	1,496,463
BorgWarner, Inc.	40,285	1,522,773
Gentex Corp.	76,602	2,100,427
Lear Corp.	20,100	2,548,278
The Goodyear Tire & Rubber Company	97,082	1,332,936
Automobiles – 0.2%
Harley-Davidson, Inc.	54,434	1,947,649
Distributors – 0.5%
Genuine Parts Company	29,510	2,866,011
LKQ Corp. (A)	49,195	1,324,821
Pool Corp.	9,491	1,797,311
Diversified consumer services – 0.7%
Bright Horizons Family Solutions, Inc. (A)	10,195	1,550,354
Chegg, Inc. (A)	6,590	296,023
Grand Canyon Education, Inc. (A)	8,731	949,671
H&R Block, Inc.	44,035	1,219,329
Service Corp. International	62,939	2,904,005
ServiceMaster Global Holdings, Inc. (A)	35,340	1,881,148
Hotels, restaurants and leisure – 2.1%
Aramark	74,184	2,684,719

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Caesars Entertainment Corp. (A)	9,455	$111,947
Chipotle Mexican Grill, Inc. (A)	3,599	2,863,112
Choice Hotels International, Inc.	4,871	417,981
Darden Restaurants, Inc.	25,464	3,095,404
Domino’s Pizza, Inc.	6,620	1,618,789
Dunkin’ Brands Group, Inc.	22,651	1,815,704
Hyatt Hotels Corp., Class A	9,145	707,366
MGM Resorts International	77,010	2,311,840
Norwegian Cruise Line Holdings, Ltd. (A)	32,803	1,621,780
Planet Fitness, Inc., Class A (A)	10,892	856,765
Six Flags Entertainment Corp.	15,883	839,099
Texas Roadhouse, Inc.	10,654	588,420
Vail Resorts, Inc.	8,526	2,101,830
Wyndham Destinations, Inc.	21,749	1,023,508
Wyndham Hotels & Resorts, Inc.	23,421	1,324,458
Wynn Resorts, Ltd.	11,349	1,476,164
Household durables – 1.6%
D.R. Horton, Inc.	63,664	2,924,088
Garmin, Ltd.	19,455	1,528,968
Leggett & Platt, Inc.	38,232	1,528,133
Lennar Corp., A Shares	45,429	2,161,058
Lennar Corp., B Shares	2,832	107,616
Mohawk Industries, Inc. (A)	10,852	1,353,136
NVR, Inc. (A)	911	3,046,512
PulteGroup, Inc.	83,535	2,632,188
Roku, Inc. (A)	5,538	572,242
Toll Brothers, Inc.	38,409	1,381,572
Whirlpool Corp.	17,745	2,581,543
Internet and direct marketing retail – 0.5%
Etsy, Inc. (A)	14,108	945,518
Expedia Group, Inc.	15,429	2,048,045
GrubHub, Inc. (A)	13,225	894,407
Qurate Retail, Inc. (A)	104,268	1,474,350
Wayfair, Inc., Class A (A)	4,396	576,579
Leisure products – 0.5%
Brunswick Corp.	23,772	1,168,632
Hasbro, Inc.	21,185	2,566,775
Mattel, Inc. (A)(B)	68,376	998,290
Polaris Industries, Inc.	13,696	1,296,600
Multiline retail – 0.9%
Dollar Tree, Inc. (A)	38,886	3,956,651
Kohl’s Corp.	49,304	2,655,513
Macy’s, Inc.	97,472	2,215,539
Nordstrom, Inc. (B)	31,543	1,044,389
Ollie’s Bargain Outlet Holdings, Inc. (A)	5,997	507,886
Specialty retail – 2.3%
Advance Auto Parts, Inc.	12,431	1,872,606
AutoZone, Inc. (A)	1,331	1,494,766
Best Buy Company, Inc.	53,421	4,088,309

SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS 37

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Specialty retail (continued)
Burlington Stores, Inc. (A)	14,472	$2,615,814
CarMax, Inc. (A)	37,307	3,274,062
Carvana Company (A)(B)	3,399	216,040
Five Below, Inc. (A)	8,778	1,031,064
Foot Locker, Inc.	33,618	1,380,355
L Brands, Inc.	18,425	478,129
The Gap, Inc.	63,486	1,237,977
Tiffany & Company	17,089	1,604,999
Tractor Supply Company	26,132	2,843,423
Ulta Beauty, Inc. (A)	10,445	3,647,916
Williams-Sonoma, Inc. (B)	26,243	1,749,883
Textiles, apparel and luxury goods – 1.2%
Capri Holdings, Ltd. (A)	34,161	1,215,790
Carter’s, Inc.	14,128	1,314,187
Columbia Sportswear Company	6,470	685,691
Deckers Outdoor Corp. (A)	3,467	541,823
Hanesbrands, Inc.	93,929	1,511,318
Lululemon Athletica, Inc. (A)	15,317	2,926,926
PVH Corp.	14,805	1,316,461
Ralph Lauren Corp.	12,089	1,260,036
Skechers U.S.A., Inc., Class A (A)	32,539	1,234,530
Tapestry, Inc.	39,201	1,212,487
Under Armour, Inc., Class A (A)	30,731	708,964
Under Armour, Inc., Class C (A)	30,956	629,645
Consumer staples – 3.1%		37,474,062

Beverages – 0.3%
Brown-Forman Corp., Class A	1,628	86,870
Brown-Forman Corp., Class B	46,920	2,571,685
Molson Coors Brewing Company, Class B	24,714	1,334,309
Food and staples retailing – 0.3%
Casey’s General Stores, Inc.	6,410	1,037,843
US Foods Holding Corp. (A)	57,968	2,050,328
Food products – 1.9%
Bunge, Ltd.	26,595	1,553,946
Campbell Soup Company	26,355	1,089,516
Conagra Brands, Inc.	80,843	2,333,937
Flowers Foods, Inc.	35,655	845,024
Hormel Foods Corp. (B)	27,051	1,108,820
Ingredion, Inc.	20,616	1,593,411
Lamb Weston Holdings, Inc.	25,069	1,682,631
Lancaster Colony Corp.	2,456	382,694
McCormick & Company, Inc.	19,659	3,116,738
Pilgrim’s Pride Corp. (A)	19,233	520,445
Post Holdings, Inc. (A)	20,478	2,195,651
Seaboard Corp.	65	265,307
The Hershey Company	26,211	3,977,257
The J.M. Smucker Company	18,295	2,034,221

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Household products – 0.5%
Church & Dwight Company, Inc.	35,253	$2,659,486
The Clorox Company	20,341	3,307,447
Personal products – 0.1%
Coty, Inc., Class A	43,423	473,745
Herbalife Nutrition, Ltd. (A)	30,540	1,252,751
Energy – 2.9%		35,020,888

Energy equipment and services – 0.4%
Helmerich & Payne, Inc.	35,333	1,755,343
National Oilwell Varco, Inc.	47,925	1,141,574
TechnipFMC PLC	67,471	1,858,151
Transocean, Ltd. (A)	50,030	304,182
Oil, gas and consumable fuels – 2.5%
Apache Corp.	57,084	1,393,991
Cabot Oil & Gas Corp.	64,035	1,226,911
Cheniere Energy, Inc. (A)	23,917	1,558,193
Chesapeake Energy Corp. (A)(B)	87,776	158,875
Cimarex Energy Company	13,244	671,073
Concho Resources, Inc.	26,925	2,630,034
Continental Resources, Inc. (A)	9,508	353,412
Devon Energy Corp.	54,250	1,464,750
Diamondback Energy, Inc.	27,896	2,885,283
EnLink Midstream LLC	34,775	333,840
EQT Corp.	38,358	579,589
Equitrans Midstream Corp.	32,773	543,704
Hess Corp.	29,488	1,912,002
HollyFrontier Corp.	47,952	2,386,571
Marathon Oil Corp.	151,768	2,135,376
Murphy Oil Corp.	60,113	1,445,117
Noble Energy, Inc.	75,892	1,675,695
ONEOK, Inc.	43,069	3,018,276
Parsley Energy, Inc., Class A (A)	44,692	741,440
Tallgrass Energy LP	18,005	345,156
Targa Resources Corp.	34,010	1,323,329
WPX Energy, Inc. (A)	112,933	1,179,021
Financials – 15.1%		182,565,564

Banks – 4.9%
Associated Banc-Corp	27,665	599,501
Bank OZK	30,187	923,118
BOK Financial Corp.	6,970	583,250
CIT Group, Inc.	47,274	2,389,701
Citizens Financial Group, Inc.	83,773	3,121,382
Comerica, Inc.	34,260	2,507,832
Commerce Bancshares, Inc.	31,459	1,913,651
Cullen/Frost Bankers, Inc.	14,615	1,387,548
East West Bancorp, Inc.	42,879	2,058,621
Fifth Third Bancorp	157,203	4,667,357
First Citizens BancShares, Inc., Class A	1,686	787,396
First Financial Bankshares, Inc.	10,254	335,819

38 JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
First Horizon National Corp.	69,014	$1,131,830
First Republic Bank	27,822	2,764,394
FNB Corp.	53,464	644,241
Huntington Bancshares, Inc.	223,073	3,178,790
IBERIABANK Corp.	11,372	893,498
KeyCorp	197,201	3,622,582
M&T Bank Corp.	17,189	2,823,293
PacWest Bancorp	34,061	1,315,776
People’s United Financial, Inc.	87,500	1,436,750
Pinnacle Financial Partners, Inc.	14,296	868,339
Popular, Inc.	26,191	1,507,554
Prosperity Bancshares, Inc.	16,352	1,134,665
Regions Financial Corp.	229,290	3,652,590
Signature Bank	13,707	1,747,094
Sterling Bancorp	40,426	883,308
SVB Financial Group (A)	10,130	2,349,856
Synovus Financial Corp.	39,986	1,526,266
Umpqua Holdings Corp.	59,638	1,041,279
Webster Financial Corp.	22,466	1,145,766
Western Alliance Bancorp (A)	23,844	1,178,847
Wintrust Financial Corp.	12,338	882,661
Zions Bancorp NA	52,063	2,346,479
Capital markets – 3.1%
Affiliated Managers Group, Inc.	10,412	893,245
Ameriprise Financial, Inc.	23,740	3,454,407
Ares Management Corp., Class A	13,899	406,546
Cboe Global Markets, Inc.	16,078	1,757,486
E*TRADE Financial Corp.	57,906	2,825,234
Eaton Vance Corp.	40,576	1,805,632
FactSet Research Systems, Inc.	11,881	3,294,601
Franklin Resources, Inc.	31,227	1,018,937
Interactive Brokers Group, Inc., Class A	10,535	540,024
Invesco, Ltd.	65,473	1,256,427
Janus Henderson Group PLC	40,295	808,721
Lazard, Ltd., Class A	22,980	889,556
LPL Financial Holdings, Inc.	18,014	1,510,834
MarketAxess Holdings, Inc.	8,808	2,968,648
Morningstar, Inc.	3,191	484,968
MSCI, Inc.	14,444	3,282,255
Nasdaq, Inc.	23,544	2,268,935
Northern Trust Corp.	22,059	2,161,782
Raymond James Financial, Inc.	29,884	2,410,742
SEI Investments Company	30,055	1,790,977
T. Rowe Price Group, Inc.	11,911	1,350,588
Consumer finance – 0.7%
Ally Financial, Inc.	136,889	4,505,017
Credit Acceptance Corp. (A)	2,570	1,228,537
OneMain Holdings, Inc.	22,134	917,454
Santander Consumer USA Holdings, Inc.	51,687	1,390,897

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Consumer finance (continued)
SLM Corp.	105,026	$956,787
Diversified financial services – 0.4%
AXA Equitable Holdings, Inc.	21,862	491,458
Jefferies Financial Group, Inc.	74,319	1,585,224
Voya Financial, Inc.	49,435	2,776,764
Insurance – 5.6%
Alleghany Corp. (A)	3,652	2,504,286
American Financial Group, Inc.	25,482	2,608,847
Arch Capital Group, Ltd. (A)	62,894	2,433,369
Arthur J. Gallagher & Company	34,345	3,105,818
Assurant, Inc.	17,104	1,938,909
Assured Guaranty, Ltd.	38,890	1,699,104
Athene Holding, Ltd., Class A (A)	43,927	1,794,857
Axis Capital Holdings, Ltd.	29,907	1,904,179
Brighthouse Financial, Inc. (A)	12,159	476,268
Brown & Brown, Inc.	71,611	2,572,983
Cincinnati Financial Corp.	25,843	2,773,729
CNA Financial Corp.	5,102	244,335
Enstar Group, Ltd. (A)	1,017	180,162
Erie Indemnity Company, Class A	6,145	1,368,922
Everest Re Group, Ltd.	9,747	2,404,000
Fidelity National Financial, Inc.	55,921	2,397,892
First American Financial Corp.	31,180	1,802,828
Kemper Corp.	8,641	760,581
Lincoln National Corp.	42,073	2,749,050
Loews Corp.	44,561	2,385,796
Markel Corp. (A)	1,993	2,220,062
Old Republic International Corp.	82,072	1,872,062
Primerica, Inc.	8,462	1,038,203
Principal Financial Group, Inc.	55,894	3,244,088
Reinsurance Group of America, Inc.	21,803	3,399,524
RenaissanceRe Holdings, Ltd.	12,010	2,175,612
The Hanover Insurance Group, Inc.	9,518	1,234,580
The Hartford Financial Services Group, Inc.	72,783	4,194,484
Torchmark Corp.	27,240	2,487,557
Unum Group	61,199	1,955,308
W.R. Berkley Corp.	26,782	1,858,403
Willis Towers Watson PLC	19,003	3,709,766
Thrifts and mortgage finance – 0.4%
Essent Group, Ltd. (A)	8,835	407,824
MGIC Investment Corp. (A)	101,315	1,301,898
New York Community Bancorp, Inc.	131,715	1,518,674
Radian Group, Inc.	55,116	1,256,645
TFS Financial Corp.	11,205	201,242
Health care – 11.5%		138,614,380

Biotechnology – 1.2%
Alkermes PLC (A)	28,967	670,876
Alnylam Pharmaceuticals, Inc. (A)	11,962	928,132

SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS 39

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Biotechnology (continued)
BioMarin Pharmaceutical, Inc. (A)	21,948	$1,740,915
Bluebird Bio, Inc. (A)	8,727	1,145,244
Exact Sciences Corp. (A)	12,989	1,495,164
Exelixis, Inc. (A)	73,240	1,557,815
FibroGen, Inc. (A)	8,592	406,058
Ionis Pharmaceuticals, Inc. (A)	18,303	1,205,436
Moderna, Inc. (A)(B)	2,175	28,493
Neurocrine Biosciences, Inc. (A)	12,805	1,234,274
Sage Therapeutics, Inc. (A)	6,331	1,015,113
Sarepta Therapeutics, Inc. (A)	4,244	631,719
Seattle Genetics, Inc. (A)	12,104	916,394
United Therapeutics Corp. (A)	17,625	1,396,605
Health care equipment and supplies – 3.7%
ABIOMED, Inc. (A)	6,972	1,942,120
Align Technology, Inc. (A)	13,917	2,909,766
DENTSPLY SIRONA, Inc.	44,580	2,427,381
DexCom, Inc. (A)	10,925	1,713,805
Globus Medical, Inc., Class A (A)	16,517	752,845
Haemonetics Corp. (A)	8,841	1,079,309
Hill-Rom Holdings, Inc.	19,720	2,102,941
Hologic, Inc. (A)	65,517	3,357,746
ICU Medical, Inc. (A)	3,400	865,096
IDEXX Laboratories, Inc. (A)	14,378	4,055,315
Insulet Corp. (A)	6,900	848,286
Integra LifeSciences Holdings Corp. (A)	14,308	906,984
LivaNova PLC (A)	11,016	848,783
Masimo Corp. (A)	10,767	1,699,571
Novocure, Ltd. (A)	4,353	362,257
Penumbra, Inc. (A)	3,428	574,533
ResMed, Inc.	27,535	3,543,755
STERIS PLC	19,841	2,953,531
Teleflex, Inc.	9,152	3,109,300
The Cooper Companies, Inc.	10,252	3,459,025
Varian Medical Systems, Inc. (A)	21,273	2,496,812
West Pharmaceutical Services, Inc.	19,566	2,685,825
Health care providers and services – 3.1%
AmerisourceBergen Corp.	29,950	2,610,143
Cardinal Health, Inc.	47,981	2,194,171
Centene Corp. (A)	85,191	4,437,599
Chemed Corp.	3,163	1,282,249
Covetrus, Inc. (A)	13,522	320,066
DaVita, Inc. (A)	47,356	2,834,257
Encompass Health Corp.	32,224	2,057,180
Guardant Health, Inc. (A)	861	80,925
HealthEquity, Inc. (A)	7,339	601,651
Henry Schein, Inc. (A)	40,151	2,671,648
Laboratory Corp. of America Holdings (A)	23,450	3,928,344
Molina Healthcare, Inc. (A)	15,128	2,008,696
Premier, Inc., Class A (A)	20,333	787,904

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care providers and services (continued)
Quest Diagnostics, Inc.	37,859	$3,864,647
Universal Health Services, Inc., Class B	26,468	3,992,962
WellCare Health Plans, Inc. (A)	13,197	3,790,838
Health care technology – 0.7%
Cerner Corp.	57,383	4,111,492
Medidata Solutions, Inc. (A)	9,562	873,680
Teladoc Health, Inc. (A)(B)	8,169	557,453
Veeva Systems, Inc., Class A (A)	19,787	3,282,663
Life sciences tools and services – 2.1%
Agilent Technologies, Inc.	40,378	2,802,637
Bio-Rad Laboratories, Inc., Class A (A)	6,231	1,962,142
Bio-Techne Corp.	9,041	1,899,966
Bruker Corp.	28,695	1,373,056
Charles River Laboratories International, Inc. (A)	15,312	2,060,076
IQVIA Holdings, Inc. (A)	18,411	2,930,479
Mettler-Toledo International, Inc. (A)	5,306	4,015,316
PerkinElmer, Inc.	26,069	2,245,062
PRA Health Sciences, Inc. (A)	13,574	1,356,178
Syneos Health, Inc. (A)	16,386	837,161
Waters Corp. (A)	15,994	3,367,697
Pharmaceuticals – 0.7%
Amneal Pharmaceuticals, Inc. (A)	5,442	19,918
Catalent, Inc. (A)	42,030	2,374,275
Elanco Animal Health, Inc. (A)	6,349	209,263
Horizon Therapeutics PLC (A)	19,177	477,316
Jazz Pharmaceuticals PLC (A)	19,382	2,701,463
Mylan NV (A)	67,121	1,402,824
Nektar Therapeutics (A)	16,055	456,925
Perrigo Company PLC	14,198	766,834
Industrials – 16.6%		199,472,656

Aerospace and defense – 2.6%
Arconic, Inc.	95,162	2,382,856
BWX Technologies, Inc.	22,493	1,212,598
Curtiss-Wright Corp.	10,084	1,279,760
HEICO Corp.	6,761	924,567
HEICO Corp., Class A	10,479	1,104,382
Hexcel Corp.	26,795	2,190,759
Huntington Ingalls Industries, Inc.	11,356	2,592,575
L3Harris Technologies, Inc.	42,517	8,826,529
Spirit AeroSystems Holdings, Inc., Class A	23,296	1,790,065
Teledyne Technologies, Inc. (A)	8,609	2,507,630
Textron, Inc.	55,134	2,718,106
TransDigm Group, Inc. (A)	7,894	3,832,063
Air freight and logistics – 0.6%
C.H. Robinson Worldwide, Inc.	29,779	2,493,396
Expeditors International of Washington, Inc.	37,006	2,825,408
XPO Logistics, Inc. (A)	26,633	1,797,195

40 JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Airlines – 0.8%
Alaska Air Group, Inc.	34,747	$2,201,570
JetBlue Airways Corp. (A)	106,290	2,043,957
United Airlines Holdings, Inc. (A)	64,213	5,901,817
Building products – 1.0%
Allegion PLC	23,350	2,417,659
AO Smith Corp.	31,395	1,426,903
Fortune Brands Home & Security, Inc.	40,388	2,218,917
Lennox International, Inc.	6,162	1,580,430
Masco Corp.	40,537	1,652,693
Owens Corning	33,002	1,914,116
Trex Company, Inc. (A)	8,969	733,216
Commercial services and supplies – 1.5%
ADT, Inc. (B)	34,676	220,193
Cintas Corp.	18,441	4,802,774
Copart, Inc. (A)	39,773	3,083,601
IAA, Inc. (A)	40,851	1,909,784
KAR Auction Services, Inc.	41,011	1,096,634
Republic Services, Inc.	55,808	4,947,379
Rollins, Inc.	28,376	951,447
Stericycle, Inc. (A)	14,683	674,831
Construction and engineering – 0.7%
AECOM (A)	38,056	1,368,113
EMCOR Group, Inc.	13,122	1,107,366
Fluor Corp.	40,941	1,330,992
Jacobs Engineering Group, Inc.	27,640	2,280,576
Quanta Services, Inc.	49,715	1,860,335
Electrical equipment – 1.2%
Acuity Brands, Inc.	10,559	1,417,229
AMETEK, Inc.	45,540	4,080,839
GrafTech International, Ltd.	2,620	29,999
Hubbell, Inc.	19,471	2,528,893
nVent Electric PLC	37,834	937,905
Rockwell Automation, Inc.	22,965	3,692,313
Sensata Technologies Holding PLC (A)	52,446	2,487,514
Industrial conglomerates – 0.2%
Carlisle Companies, Inc.	17,777	2,563,621
Machinery – 4.3%
AGCO Corp.	23,166	1,783,782
Allison Transmission Holdings, Inc.	41,955	1,927,832
Crane Company	11,847	991,594
Donaldson Company, Inc.	40,230	2,009,489
Dover Corp.	35,118	3,401,178
Flowserve Corp.	34,852	1,743,646
Gardner Denver Holdings, Inc. (A)	25,000	824,250
Gates Industrial Corp. PLC (A)	10,616	116,564
Graco, Inc.	41,517	1,996,137
IDEX Corp.	14,483	2,436,330
Ingersoll-Rand PLC	27,453	3,394,838
ITT, Inc.	19,491	1,216,628

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery (continued)
Lincoln Electric Holdings, Inc.	15,697	$1,326,710
Nordson Corp.	13,903	1,969,499
Oshkosh Corp.	20,882	1,745,109
Parker-Hannifin Corp.	27,360	4,790,189
Pentair PLC	38,224	1,483,473
Snap-on, Inc.	16,477	2,514,555
Stanley Black & Decker, Inc.	27,692	4,087,062
The Middleby Corp. (A)	14,521	1,951,332
The Toro Company	25,959	1,890,334
WABCO Holdings, Inc. (A)	14,790	1,958,344
Wabtec Corp. (B)	22,196	1,724,185
Woodward, Inc.	13,276	1,487,443
Xylem, Inc.	34,244	2,749,451
Marine – 0.1%
Kirby Corp. (A)	11,366	890,640
Professional services – 1.6%
CoStar Group, Inc. (A)	4,791	2,948,381
Equifax, Inc.	23,630	3,286,697
Insperity, Inc.	6,229	662,454
ManpowerGroup, Inc.	21,127	1,929,951
Nielsen Holdings PLC	88,011	2,038,335
Robert Half International, Inc.	35,408	2,138,997
TransUnion	26,194	2,168,601
TriNet Group, Inc. (A)	5,475	402,632
Verisk Analytics, Inc.	21,996	3,337,233
Road and rail – 0.9%
AMERCO	2,578	997,686
Genesee & Wyoming, Inc., Class A (A)	14,386	1,579,727
J.B. Hunt Transport Services, Inc.	18,501	1,893,947
Kansas City Southern	19,484	2,410,950
Landstar System, Inc.	9,959	1,108,138
Old Dominion Freight Line, Inc.	12,511	2,089,087
Schneider National, Inc., Class B	15,633	301,717
Trading companies and distributors – 1.1%
Air Lease Corp.	24,766	1,034,971
Fastenal Company	92,152	2,838,282
HD Supply Holdings, Inc. (A)	50,526	2,046,808
MSC Industrial Direct Company, Inc., Class A	13,217	939,068
United Rentals, Inc. (A)	22,515	2,849,273
W.W. Grainger, Inc.	10,213	2,972,289
Watsco, Inc.	7,043	1,145,333
Information technology – 17.8%		214,741,227

Communications equipment – 1.2%
Arista Networks, Inc. (A)	7,491	2,048,414
Ciena Corp. (A)	24,652	1,114,763
CommScope Holding Company, Inc. (A)	62,289	889,487
F5 Networks, Inc. (A)	18,271	2,680,721
Juniper Networks, Inc.	98,056	2,649,473

SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS 41

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Communications equipment (continued)
Motorola Solutions, Inc.	24,000	$3,983,040
Ubiquiti Networks, Inc.	4,644	597,822
ViaSat, Inc. (A)	7,536	614,862
Electronic equipment, instruments and components – 2.7%
Amphenol Corp., Class A	50,940	4,753,721
Arrow Electronics, Inc. (A)	37,519	2,724,255
Avnet, Inc.	39,954	1,814,711
CDW Corp.	36,684	4,334,581
Cognex Corp.	25,070	1,103,331
Dolby Laboratories, Inc., Class A	16,866	1,148,575
Flex, Ltd. (A)	164,093	1,829,637
FLIR Systems, Inc.	39,633	1,968,175
IPG Photonics Corp. (A)	8,244	1,080,046
Jabil, Inc.	65,485	2,022,177
Keysight Technologies, Inc. (A)	31,289	2,800,991
Littelfuse, Inc.	5,674	958,679
National Instruments Corp.	29,847	1,246,411
SYNNEX Corp.	8,679	855,229
Trimble, Inc. (A)	47,098	1,990,361
Zebra Technologies Corp., Class A (A)	10,539	2,222,570
IT services – 5.1%
Akamai Technologies, Inc. (A)	42,267	3,724,991
Alliance Data Systems Corp.	13,388	2,100,845
Amdocs, Ltd.	45,618	2,919,096
Black Knight, Inc. (A)	31,182	1,974,444
Booz Allen Hamilton Holding Corp.	34,031	2,339,631
Broadridge Financial Solutions, Inc.	24,635	3,131,601
CACI International, Inc., Class A (A)	5,928	1,275,409
EPAM Systems, Inc. (A)	11,806	2,287,885
Euronet Worldwide, Inc. (A)	13,174	2,053,958
Fiserv, Inc. (A)	19,422	2,047,630
FleetCor Technologies, Inc. (A)	13,417	3,812,709
Gartner, Inc. (A)	15,761	2,195,980
Genpact, Ltd.	48,828	1,937,495
Global Payments, Inc.	26,498	4,449,544
GoDaddy, Inc., Class A (A)	19,851	1,456,666
Jack Henry & Associates, Inc.	14,659	2,047,862
Leidos Holdings, Inc.	42,970	3,527,837
MAXIMUS, Inc.	20,295	1,491,885
MongoDB, Inc. (A)	2,059	294,890
Okta, Inc. (A)	8,598	1,124,876
Sabre Corp.	74,111	1,742,350
Science Applications International Corp.	8,907	760,391
The Western Union Company	86,640	1,819,440
Total System Services, Inc.	33,064	4,487,446
Twilio, Inc., Class A (A)	7,139	993,106
VeriSign, Inc. (A)	14,699	3,102,812
WEX, Inc. (A)	10,519	2,293,878

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Semiconductors and semiconductor equipment – 3.2%
Advanced Micro Devices, Inc. (A)	74,042	$2,254,579
Cree, Inc. (A)	17,085	1,062,345
Cypress Semiconductor Corp.	97,401	2,237,301
Entegris, Inc.	36,235	1,576,585
First Solar, Inc. (A)	23,781	1,533,637
KLA Corp.	20,699	2,821,688
Marvell Technology Group, Ltd.	130,401	3,424,330
Maxim Integrated Products, Inc.	58,249	3,447,758
Microchip Technology, Inc.	36,327	3,429,995
MKS Instruments, Inc.	14,841	1,263,414
Monolithic Power Systems, Inc.	7,724	1,144,388
ON Semiconductor Corp. (A)	143,160	3,079,372
Qorvo, Inc. (A)	34,083	2,497,943
Skyworks Solutions, Inc.	37,840	3,226,995
Teradyne, Inc.	64,989	3,621,837
Universal Display Corp. (B)	6,433	1,357,878
Versum Materials, Inc.	16,747	870,509
Software – 4.6%
2U, Inc. (A)	8,652	110,746
Alteryx, Inc., Class A (A)	2,371	278,687
Anaplan, Inc. (A)	1,116	63,545
ANSYS, Inc. (A)	17,500	3,554,600
Aspen Technology, Inc. (A)	14,716	1,940,599
Atlassian Corp. PLC, Class A (A)	9,296	1,302,556
Cadence Design Systems, Inc. (A)	54,134	4,001,044
CDK Global, Inc.	32,553	1,688,524
Ceridian HCM Holding, Inc. (A)	3,624	193,195
Citrix Systems, Inc.	28,990	2,732,018
Coupa Software, Inc. (A)	3,186	432,372
DocuSign, Inc. (A)	7,975	412,467
Dropbox, Inc., Class A (A)	8,053	189,729
Elastic NV (A)(B)	406	40,125
Fair Isaac Corp. (A)	8,431	2,929,098
Fortinet, Inc. (A)	23,909	1,920,132
Guidewire Software, Inc. (A)	16,059	1,639,303
HubSpot, Inc. (A)	3,630	648,754
LogMeln, Inc.	10,726	814,854
New Relic, Inc. (A)	3,933	366,438
Nuance Communications, Inc. (A)	73,181	1,217,732
Nutanix, Inc., Class A (A)	14,111	320,320
Palo Alto Networks, Inc. (A)	7,084	1,604,809
Paycom Software, Inc. (A)	8,777	2,113,063
Paylocity Holding Corp. (A)	2,554	260,738
Pegasystems, Inc.	6,012	454,507
Pivotal Software, Inc., Class A (A)	7,853	74,446
Pluralsight, Inc., Class A (A)	2,746	84,275
Proofpoint, Inc. (A)	7,033	887,565
PTC, Inc. (A)	19,829	1,344,010
RealPage, Inc. (A)	13,843	864,911

42 JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
RingCentral, Inc., Class A (A)	7,479	$1,061,868
SolarWinds Corp. (A)(B)	3,463	62,057
Splunk, Inc. (A)	16,781	2,270,637
SS&C Technologies Holdings, Inc.	47,414	2,273,501
Symantec Corp.	108,561	2,340,575
Synopsys, Inc. (A)	34,400	4,566,944
Tableau Software, Inc., Class A (A)	10,482	1,777,013
Teradata Corp. (A)	41,336	1,513,724
The Trade Desk, Inc., Class A (A)	4,979	1,311,020
Tyler Technologies, Inc. (A)	8,069	1,882,901
Zendesk, Inc. (A)	11,765	983,083
Zscaler, Inc. (A)	3,658	308,260

Technology hardware, storage and peripherals – 1.0%
NetApp, Inc.	58,459	3,419,267
Pure Storage, Inc., Class A (A)	27,181	411,520
Seagate Technology PLC	61,843	2,863,949
Western Digital Corp.	65,006	3,503,173
Xerox Corp.	63,219	2,029,330

Materials – 5.9%		71,382,463

Chemicals – 2.2%
Albemarle Corp. (B)	21,318	1,555,361
Ashland Global Holdings, Inc.	18,341	1,457,743
Axalta Coating Systems, Ltd. (A)	57,946	1,716,940
Celanese Corp.	27,177	3,048,444
CF Industries Holdings, Inc.	48,912	2,424,079
Eastman Chemical Company	29,867	2,250,478
FMC Corp.	22,995	1,987,228
Huntsman Corp.	68,546	1,408,620
Ingevity Corp. (A)	5,102	502,751
International Flavors & Fragrances, Inc. (B)	13,921	2,004,485
NewMarket Corp.	2,479	1,045,171
Olin Corp.	48,492	973,234
RPM International, Inc.	37,522	2,545,117
The Chemours Company	27,172	518,170
The Mosaic Company	54,181	1,364,819
The Scotts Miracle-Gro Company	5,076	569,426
W.R. Grace & Company	17,342	1,175,961
Westlake Chemical Corp.	9,174	619,887

Construction materials – 0.5%
Martin Marietta Materials, Inc.	10,549	2,613,515
Vulcan Materials Company	25,064	3,467,604

Containers and packaging – 2.0%
Amcor PLC (A)	147,485	1,563,341
AptarGroup, Inc.	19,405	2,348,393
Avery Dennison Corp.	20,112	2,310,265
Ball Corp.	56,226	4,019,034
Berry Global Group, Inc. (A)	35,273	1,589,049
Crown Holdings, Inc. (A)	34,087	2,181,909

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Containers and packaging (continued)
International Paper Company	36,028	$1,581,989
Packaging Corp. of America	28,136	2,840,892
Sealed Air Corp.	43,925	1,835,626
Sonoco Products Company	40,031	2,403,061
WestRock Company	35,555	1,281,758

Metals and mining – 1.2%
Alcoa Corp. (A)	56,826	1,278,017
Freeport-McMoRan, Inc.	98,939	1,094,265
Newmont Goldcorp Corp.	72,955	2,664,317
Nucor Corp.	49,323	2,682,185
Reliance Steel & Aluminum Company	22,208	2,219,690
Royal Gold, Inc.	12,869	1,472,857
Steel Dynamics, Inc.	66,961	2,109,941
United States Steel Corp. (B)	43,702	656,841
Real estate – 6.3%		75,290,106

Equity real estate investment trusts – 5.8%
Alexandria Real Estate Equities, Inc.	12,888	1,886,288
American Campus Communities, Inc.	24,005	1,122,234
American Homes 4 Rent, Class A	42,407	1,026,673
Americold Realty Trust	8,666	290,571
Apartment Investment & Management Company, Class A	28,575	1,415,606
Brixmor Property Group, Inc.	50,404	956,668
Camden Property Trust	16,707	1,732,683
CoreSite Realty Corp.	6,119	641,332
CubeSmart	32,699	1,110,131
CyrusOne, Inc.	17,098	981,425
Digital Realty Trust, Inc.	20,268	2,317,848
Douglas Emmett, Inc.	28,460	1,161,737
Duke Realty Corp.	58,294	1,942,939
EPR Properties	12,648	941,391
Equity LifeStyle Properties, Inc.	13,807	1,715,520
Essex Property Trust, Inc.	7,135	2,156,340
Extra Space Storage, Inc.	18,470	2,075,843
Federal Realty Investment Trust	11,331	1,495,805
Gaming and Leisure Properties, Inc.	35,260	1,329,655
HCP, Inc.	43,853	1,400,226
Healthcare Trust of America, Inc., Class A	33,473	901,428
Highwoods Properties, Inc.	18,300	829,539
Hospitality Properties Trust	29,192	721,334
Host Hotels & Resorts, Inc.	80,659	1,402,660
Hudson Pacific Properties, Inc.	26,253	926,731
Invitation Homes, Inc.	30,351	833,742
Iron Mountain, Inc.	44,127	1,297,775
JBG SMITH Properties	10,411	407,382
Kilroy Realty Corp.	18,007	1,430,836
Kimco Realty Corp.	68,761	1,320,899
Lamar Advertising Company, Class A	18,692	1,512,557
Liberty Property Trust	26,741	1,398,554

SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS 43

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Life Storage, Inc.	4,121	$401,756
Medical Properties Trust, Inc.	61,480	1,075,900
MGM Growth Properties LLC, Class A	13,349	398,601
Mid-America Apartment Communities, Inc.	13,408	1,579,999
National Retail Properties, Inc.	27,659	1,444,906
Omega Healthcare Investors, Inc.	35,630	1,293,369
Park Hotels & Resorts, Inc.	30,856	814,907
Realty Income Corp.	28,045	1,940,994
Regency Centers Corp.	17,433	1,162,781
SBA Communications Corp. (A)	18,135	4,450,510
SL Green Realty Corp.	13,897	1,126,769
STORE Capital Corp.	32,481	1,111,175
Sun Communities, Inc.	13,070	1,735,827
The Macerich Company	19,319	638,493
UDR, Inc.	42,128	1,940,416
VEREIT, Inc.	163,090	1,487,381
VICI Properties, Inc.	51,765	1,104,665
Vornado Realty Trust	14,541	935,277
Weyerhaeuser Company	96,336	2,447,898
WP Carey, Inc.	18,670	1,615,702

Real estate management and development – 0.5%
CBRE Group, Inc., Class A (A)	55,114	2,921,593
Jones Lang LaSalle, Inc.	12,043	1,754,545
The Howard Hughes Corp. (A)	9,054	1,222,290

Utilities – 5.8%		70,354,895

Electric utilities – 2.6%
Alliant Energy Corp.	48,049	2,380,347
Avangrid, Inc.	7,797	394,138
Entergy Corp.	37,550	3,966,031
Evergy, Inc.	58,375	3,531,104
Eversource Energy	46,840	3,553,282
FirstEnergy Corp.	93,840	4,126,145
Hawaiian Electric Industries, Inc.	5,772	258,586
IDACORP, Inc.	10,565	1,078,264
OGE Energy Corp.	60,713	2,607,623
Pinnacle West Capital Corp.	30,715	2,801,822
Portland General Electric Company	20,328	1,114,991
Xcel Energy, Inc.	91,383	5,447,341

Gas utilities – 0.7%
Atmos Energy Corp.	23,998	2,616,742
National Fuel Gas Company	18,877	901,188

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Gas utilities (continued)
New Jersey Resources Corp.	8,723	$435,016
ONE Gas, Inc.	6,919	630,874
Southwest Gas Holdings, Inc.	9,129	811,659
UGI Corp.	55,260	2,823,233

Independent power and renewable electricity producers – 0.4%
AES Corp.	146,079	2,452,666
NRG Energy, Inc.	48,142	1,643,568
Vistra Energy Corp.	45,117	968,211
Multi-utilities – 1.7%
Ameren Corp.	48,752	3,690,039
Black Hills Corp.	9,049	716,228
CenterPoint Energy, Inc.	89,167	2,586,735
CMS Energy Corp.	54,635	3,180,850
DTE Energy Company	30,709	3,903,421
MDU Resources Group, Inc.	54,204	1,449,415
NiSource, Inc.	73,026	2,168,142
WEC Energy Group, Inc.	39,710	3,393,617

Water utilities – 0.4%
American Water Works Company, Inc.	28,997	3,328,276
Aqua America, Inc.	33,262	1,395,341
SECURITIES LENDING COLLATERAL – 0.8%		$9,566,442
(Cost $9,567,230)
John Hancock Collateral Trust, 2.4297% (C)(D)	956,004	9,566,442
SHORT-TERM INVESTMENTS – 0.2%		$2,582,050
(Cost $2,582,050)
Money market funds – 0.2%		2,582,050

State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.2608% (C)	2,582,050	2,582,050
Total investments (Multifactor Mid Cap ETF) (Cost $1,113,883,593) 100.8%		$1,215,480,885
Other assets and liabilities, net (0.8%)		(9,494,150)
Total net assets 100.0%		$1,205,986,735

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-19. The value of securities on loan amounted to $9,259,847.
(C)	The rate shown is the annualized seven-day yield as of 7-31-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

44 JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	6	Long	Sep 2019	$869,788	$893,850	$24,062
						$24,062

^	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

MULTIFACTOR SMALL CAP ETF

As of 7-31-19 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$434,651,049
(Cost $425,164,824)
Communication services – 3.9%		16,944,643

Diversified telecommunication services – 0.2%
Intelsat SA (A)	23,207	525,406
Vonage Holdings Corp. (A)	46,635	578,274
Entertainment – 0.7%
Cinemark Holdings, Inc.	33,039	1,318,917
Zynga, Inc., Class A (A)	272,283	1,737,166

Interactive media and services – 0.4%
CarGurus, Inc. (A)	20,463	762,656
Yelp, Inc. (A)	24,887	872,289
Media – 2.3%
AMC Networks, Inc., Class A (A)	14,877	794,134
Cable One, Inc.	1,471	1,789,913
John Wiley & Sons, Inc., Class A	15,943	725,566
Meredith Corp. (B)	11,437	627,434
Nexstar Media Group, Inc., Class A	13,255	1,348,961
Sinclair Broadcast Group, Inc., Class A	22,120	1,111,530
TEGNA, Inc.	57,156	868,200
The New York Times Company, Class A	39,329	1,403,259
Tribune Media Company, Class A	25,060	1,164,538

Wireless telecommunication services – 0.3%
Telephone & Data Systems, Inc.	34,487	1,115,310
United States Cellular Corp. (A)	4,199	201,090

Consumer discretionary – 11.3%		48,991,780

Auto components – 0.9%
Dana, Inc.	54,083	903,727
Dorman Products, Inc. (A)	8,907	640,235
The Goodyear Tire & Rubber Company	68,993	947,274
Veoneer, Inc. (A)(B)	25,057	454,785
Visteon Corp. (A)	12,709	837,269
Automobiles – 0.1%
Thor Industries, Inc.	4,057	241,797

Diversified consumer services – 1.7%
Adtalem Global Education, Inc. (A)	17,066	808,416
Chegg, Inc. (A)	28,345	1,273,257
frontdoor, Inc. (A)	18,940	864,422
Graham Holdings Company, Class B	1,391	1,033,137
H&R Block, Inc.	60,682	1,680,285
Laureate Education, Inc., Class A (A)	28,814	472,261

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Diversified consumer services (continued)
Strategic Education, Inc.	5,891	$1,048,539

Hotels, restaurants and leisure – 3.5%
Boyd Gaming Corp.	26,847	711,177
Choice Hotels International, Inc.	11,104	952,834
Churchill Downs, Inc.	13,033	1,559,398
Cracker Barrel Old Country Store, Inc. (B)	7,704	1,338,262
Eldorado Resorts, Inc. (A)(B)	15,280	689,434
Extended Stay America, Inc.	58,219	973,422
Hilton Grand Vacations, Inc. (A)	28,715	938,981
International Game Technology PLC (B)	28,155	375,869
Marriott Vacations Worldwide Corp.	11,644	1,190,366
Penn National Gaming, Inc. (A)	33,301	650,036
Red Rock Resorts, Inc., Class A	22,594	470,859
Scientific Games Corp. (A)	19,073	390,043
Six Flags Entertainment Corp.	21,248	1,122,532
Texas Roadhouse, Inc.	20,633	1,139,561
The Wendy’s Company	79,827	1,452,053
Wyndham Destinations, Inc.	28,541	1,343,139

Household durables – 0.7%
Helen of Troy, Ltd. (A)	8,861	1,313,909
iRobot Corp. (A)(B)	8,130	594,303
Tempur Sealy International, Inc. (A)	13,957	1,119,631

Internet and direct marketing retail – 0.2%
Expedia Group, Inc.	5,836	774,665
Stitch Fix, Inc., Class A (A)(B)	11,320	295,226

Leisure products – 0.5%
Brunswick Corp.	25,452	1,251,220
Mattel, Inc. (A)(B)	68,958	1,006,787

Specialty retail – 2.3%
Aaron’s, Inc.	20,069	1,265,350
American Eagle Outfitters, Inc.	57,376	1,014,981
AutoNation, Inc. (A)	17,537	853,701
Designer Brands, Inc., Class A	14,329	263,367
Dick’s Sporting Goods, Inc.	22,418	833,277
Floor & Decor Holdings, Inc., Class A (A)	11,248	440,359
Murphy USA, Inc. (A)	11,632	1,027,804
National Vision Holdings, Inc. (A)	18,848	595,408
Penske Automotive Group, Inc.	15,984	734,784
RH (A)	5,636	785,658
Urban Outfitters, Inc. (A)	28,183	671,037
Williams-Sonoma, Inc. (B)	23,927	1,595,452

SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS 45

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods – 1.4%
Carter’s, Inc.	13,488	$1,254,654
Deckers Outdoor Corp. (A)	9,582	1,497,475
Skechers U.S.A., Inc., Class A (A)	29,790	1,130,233
Steven Madden, Ltd.	32,817	1,132,515
Wolverine World Wide, Inc.	38,181	1,036,614
Consumer staples – 3.5%		15,312,854

Beverages – 0.3%
National Beverage Corp. (B)	3,745	163,020
The Boston Beer Company, Inc., Class A (A)	2,703	1,060,441
Food and staples retailing – 1.0%
BJ’s Wholesale Club Holdings, Inc. (A)	24,565	578,751
Casey’s General Stores, Inc.	11,332	1,834,764
Performance Food Group Company (A)	31,553	1,383,599
Sprouts Farmers Market, Inc. (A)	37,718	638,566
Food products – 1.6%
Darling Ingredients, Inc. (A)	51,375	1,044,454
Flowers Foods, Inc.	56,919	1,348,980
J&J Snack Foods Corp.	4,529	841,669
Lancaster Colony Corp.	7,873	1,226,771
Pilgrim’s Pride Corp. (A)	18,024	487,729
Sanderson Farms, Inc.	6,378	835,646
Seaboard Corp.	105	428,572
TreeHouse Foods, Inc. (A)	16,542	981,602
Household products – 0.3%
Energizer Holdings, Inc.	20,652	869,036
Spectrum Brands Holdings, Inc.	9,642	483,161
Personal products – 0.3%
Edgewell Personal Care Company (A)	15,175	461,775
Nu Skin Enterprises, Inc., Class A	16,116	644,318
Energy – 2.7%		11,579,028

Energy equipment and services – 0.8%
Apergy Corp. (A)	23,467	763,382
Cactus, Inc., Class A (A)	10,787	316,814
Core Laboratories NV (B)	13,046	654,518
Patterson-UTI Energy, Inc.	58,556	681,006
RPC, Inc. (B)	19,973	123,433
Transocean, Ltd. (A)	134,212	816,009
Oil, gas and consumable fuels – 1.9%
Antero Midstream Corp. (B)	22,346	203,796
Centennial Resource Development, Inc., Class A (A)	31,998	190,388
Chesapeake Energy Corp. (A)(B)	372,088	673,479
CVR Energy, Inc.	9,012	478,267
Delek US Holdings, Inc.	23,941	1,031,378
EnLink Midstream LLC	17,633	169,277
Equitrans Midstream Corp.	62,638	1,039,164
Kosmos Energy, Ltd.	70,979	426,584
Magnolia Oil & Gas Corp., Class A (A)(B)	32,774	366,413

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Murphy Oil Corp.	46,756	$1,124,014
PBF Energy, Inc., Class A	33,651	939,872
PDC Energy, Inc. (A)	17,353	498,552
Peabody Energy Corp.	22,037	464,099
Range Resources Corp. (B)	62,702	356,774
Southwestern Energy Company (A)	119,004	261,809
Financials – 19.4%		84,270,697

Banks – 10.0%
Associated Banc-Corp	59,838	1,296,689
Atlantic Union Bankshares Corp.	21,682	824,566
BancorpSouth Bank	29,479	881,127
Bank of Hawaii Corp.	16,215	1,382,329
Bank OZK	25,125	768,323
BankUnited, Inc.	31,525	1,084,775
Cadence Bancorp	38,605	661,690
Cathay General Bancorp	23,931	890,712
Chemical Financial Corp.	21,389	899,194
CIT Group, Inc.	4,143	209,429
Columbia Banking System, Inc.	22,124	834,296
Community Bank System, Inc.	15,457	1,020,007
CVB Financial Corp.	33,789	743,696
Fifth Third Bancorp	36,661	1,088,465
First Citizens BancShares, Inc., Class A	2,388	1,115,244
First Financial Bancorp	29,433	750,247
First Financial Bankshares, Inc.	38,168	1,250,002
First Hawaiian, Inc.	40,889	1,094,190
First Horizon National Corp.	7,867	129,019
First Interstate BancSystem, Inc., Class A	7,277	291,298
First Midwest Bancorp, Inc.	30,130	651,712
FNB Corp.	97,712	1,177,430
Fulton Financial Corp.	73,087	1,242,479
Glacier Bancorp, Inc.	25,533	1,070,088
Hancock Whitney Corp.	30,451	1,264,326
Home BancShares, Inc.	45,536	895,693
IBERIABANK Corp.	16,616	1,305,519
International Bancshares Corp.	16,762	630,754
Investors Bancorp, Inc.	93,905	1,066,761
Old National Bancorp	47,709	840,155
PacWest Bancorp	35,814	1,383,495
Pinnacle Financial Partners, Inc.	21,997	1,336,098
Prosperity Bancshares, Inc.	17,872	1,240,138
Simmons First National Corp., Class A	23,189	597,117
South State Corp.	10,992	880,129
Sterling Bancorp	62,303	1,361,321
TCF Financial Corp.	52,993	1,132,990
Texas Capital Bancshares, Inc. (A)	14,388	905,437
UMB Financial Corp.	13,486	920,554
Umpqua Holdings Corp.	68,530	1,196,534
United Bankshares, Inc.	31,004	1,165,440

46 JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
Valley National Bancorp	94,546	$1,055,133
WesBanco, Inc.	11,252	411,598
Western Alliance Bancorp (A)	29,596	1,463,226
Wintrust Financial Corp.	17,093	1,222,833
Capital markets – 2.9%
Ares Management Corp., Class A	15,615	456,739
BGC Partners, Inc., Class A	71,521	394,081
Eaton Vance Corp.	34,677	1,543,127
Evercore, Inc., Class A	12,649	1,092,494
Federated Investors, Inc., Class B	28,695	997,151
Hamilton Lane, Inc., Class A	4,774	280,234
Houlihan Lokey, Inc.	10,416	479,136
Interactive Brokers Group, Inc., Class A	21,430	1,098,502
Janus Henderson Group PLC	54,908	1,102,004
Lazard, Ltd., Class A	36,650	1,418,722
Legg Mason, Inc.	34,655	1,305,107
Moelis & Company, Class A	13,741	500,722
PJT Partners, Inc., Class A	6,154	259,453
Stifel Financial Corp.	21,884	1,308,882
Virtu Financial, Inc., Class A	13,849	300,246
Consumer finance – 1.3%
FirstCash, Inc.	13,915	1,400,406
Green Dot Corp., Class A (A)	14,729	746,613
Navient Corp.	77,798	1,100,842
OneMain Holdings, Inc.	24,306	1,007,484
SLM Corp.	129,819	1,182,651
Insurance – 3.7%
American Equity Investment Life Holding Company	26,890	693,762
American National Insurance Company	3,283	397,309
Assured Guaranty, Ltd.	32,769	1,431,678
Axis Capital Holdings, Ltd.	25,738	1,638,738
Brighthouse Financial, Inc. (A)	30,974	1,213,252
Enstar Group, Ltd. (A)	3,336	590,972
Kemper Corp.	13,939	1,226,911
Mercury General Corp.	9,598	544,303
National General Holdings Corp.	19,980	494,105
Primerica, Inc.	15,663	1,921,693
RLI Corp.	15,569	1,403,234
Selective Insurance Group, Inc.	17,855	1,342,696
The Hanover Insurance Group, Inc.	15,325	1,987,806
White Mountains Insurance Group, Ltd.	1,274	1,370,824
Thrifts and mortgage finance – 1.5%
Essent Group, Ltd. (A)	26,300	1,214,008
LendingTree, Inc. (A)(B)	2,490	803,125
MGIC Investment Corp. (A)	106,818	1,372,611
Radian Group, Inc.	63,914	1,457,239
TFS Financial Corp.	16,992	305,176
Washington Federal, Inc.	34,292	1,254,401

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Health care – 8.7%		$38,059,564

Biotechnology – 1.6%
Agios Pharmaceuticals, Inc. (A)(B)	15,194	730,983
Allogene Therapeutics, Inc. (A)(B)	6,577	203,887
Emergent BioSolutions, Inc. (A)	12,744	562,520
FibroGen, Inc. (A)	22,398	1,058,529
Genomic Health, Inc. (A)	6,387	466,059
Global Blood Therapeutics, Inc. (A)	15,420	845,016
Halozyme Therapeutics, Inc. (A)	37,656	639,775
Ligand Pharmaceuticals, Inc. (A)	6,137	561,597
Repligen Corp. (A)	10,380	979,768
Ultragenyx Pharmaceutical, Inc. (A)	15,414	928,848
Health care equipment and supplies – 3.1%
Cantel Medical Corp.	11,651	1,075,154
Globus Medical, Inc., Class A (A)	23,137	1,054,584
Haemonetics Corp. (A)	15,707	1,917,511
Inogen, Inc. (A)	5,354	329,271
Integer Holdings Corp. (A)	8,464	740,854
Integra LifeSciences Holdings Corp. (A)	21,494	1,362,505
LivaNova PLC (A)	14,039	1,081,705
Merit Medical Systems, Inc. (A)	15,675	618,536
Neogen Corp. (A)	15,349	1,095,919
NuVasive, Inc. (A)	15,711	1,046,353
Penumbra, Inc. (A)	8,906	1,492,646
Quidel Corp. (A)	9,676	571,174
Wright Medical Group NV (A)	34,906	1,007,387
Health care providers and services – 2.4%
Acadia Healthcare Company, Inc. (A)	21,354	682,047
Amedisys, Inc. (A)	8,148	1,123,528
AMN Healthcare Services, Inc. (A)	14,462	771,982
Chemed Corp.	5,004	2,028,572
Covetrus, Inc. (A)	32,665	773,181
HealthEquity, Inc. (A)	15,312	1,255,278
LHC Group, Inc. (A)	8,452	1,069,854
MEDNAX, Inc. (A)	20,336	499,656
Premier, Inc., Class A (A)	19,067	738,846
Tenet Healthcare Corp. (A)	29,844	703,423
The Ensign Group, Inc.	14,507	874,192
Health care technology – 1.1%
HMS Holdings Corp. (A)	25,117	876,583
Medidata Solutions, Inc. (A)	18,226	1,665,310
Omnicell, Inc. (A)	12,162	914,704
Teladoc Health, Inc. (A)(B)	18,185	1,240,944
Life sciences tools and services – 0.2%
Syneos Health, Inc. (A)	18,009	920,080
Pharmaceuticals – 0.3%
Amneal Pharmaceuticals, Inc. (A)	26,877	98,370
Endo International PLC (A)	40,861	129,529
Horizon Therapeutics PLC (A)	53,150	1,322,904

SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS 47

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials – 15.9%		$69,145,573

Aerospace and defense – 1.0%
Aerojet Rocketdyne Holdings, Inc. (A)	21,461	916,814
BWX Technologies, Inc.	28,551	1,539,184
Mercury Systems, Inc. (A)	14,213	1,158,644
Moog, Inc., Class A	9,939	809,631
Airlines – 0.7%
Copa Holdings SA, Class A	9,347	944,982
SkyWest, Inc.	16,543	1,004,326
Spirit Airlines, Inc. (A)	21,561	914,833
Building products – 1.0%
Armstrong World Industries, Inc.	14,246	1,391,977
Resideo Technologies, Inc. (A)	36,651	691,238
Simpson Manufacturing Company, Inc.	12,223	754,892
Trex Company, Inc. (A)	17,527	1,432,832
Commercial services and supplies – 1.9%
Cimpress NV (A)	7,031	678,140
Clean Harbors, Inc. (A)	16,616	1,292,891
Healthcare Services Group, Inc. (B)	22,894	547,396
MSA Safety, Inc.	11,192	1,179,077
Stericycle, Inc. (A)	23,627	1,085,897
Tetra Tech, Inc.	16,625	1,316,700
The Brink’s Company	15,060	1,357,810
UniFirst Corp.	4,795	943,992
Construction and engineering – 1.6%
AECOM (A)	45,990	1,653,341
EMCOR Group, Inc.	22,654	1,911,771
MasTec, Inc. (A)	19,786	1,015,418
Quanta Services, Inc.	33,547	1,255,329
Valmont Industries, Inc.	7,151	983,978
Electrical equipment – 1.2%
EnerSys	16,856	1,148,062
Generac Holdings, Inc. (A)	20,847	1,507,238
GrafTech International, Ltd.	21,413	245,179
nVent Electric PLC	50,391	1,249,193
Regal Beloit Corp.	15,330	1,220,575
Machinery – 3.8%
AGCO Corp.	12,975	999,075
Barnes Group, Inc.	15,493	806,256
Chart Industries, Inc. (A)	8,273	624,860
Colfax Corp. (A)	27,205	753,034
Crane Company	1,669	139,695
Gates Industrial Corp. PLC (A)	17,137	188,164
Hillenbrand, Inc.	18,970	639,099
ITT, Inc.	31,914	1,992,072
John Bean Technologies Corp.	9,535	1,131,423
Kennametal, Inc.	24,846	859,175
Navistar International Corp. (A)	15,225	475,629
Oshkosh Corp.	14,635	1,223,047
Proto Labs, Inc. (A)	7,903	822,702
RBC Bearings, Inc. (A)	7,381	1,200,815

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery (continued)
Rexnord Corp. (A)	32,180	$942,552
Terex Corp.	30,312	923,000
The Timken Company	22,064	1,008,545
Trinity Industries, Inc.	42,005	823,298
Watts Water Technologies, Inc., Class A	8,340	774,202
Marine – 0.3%
Kirby Corp. (A)	18,974	1,486,803
Professional services – 1.4%
ASGN, Inc. (A)	15,712	990,642
Exponent, Inc.	15,273	1,050,782
FTI Consulting, Inc. (A)	11,138	1,163,364
Insperity, Inc.	10,916	1,160,917
Korn Ferry	16,088	631,937
TriNet Group, Inc. (A)	13,671	1,005,365
Road and rail – 1.4%
Avis Budget Group, Inc. (A)	21,788	792,865
Genesee & Wyoming, Inc., Class A (A)	18,835	2,068,265
Landstar System, Inc.	14,960	1,664,599
Ryder System, Inc.	16,210	863,345
Schneider National, Inc., Class B	20,384	393,411
Werner Enterprises, Inc.	13,879	460,089
Trading companies and distributors – 1.4%
Air Lease Corp.	31,242	1,305,603
Beacon Roofing Supply, Inc. (A)	19,486	705,978
GATX Corp.	11,540	886,964
MSC Industrial Direct Company, Inc., Class A	13,843	983,545
Triton International, Ltd.	15,113	499,938
Univar, Inc. (A)	32,378	716,201
WESCO International, Inc. (A)	16,182	821,075
Transportation infrastructure – 0.2%
Macquarie Infrastructure Corp.	24,515	1,015,902
Information technology – 12.8%		55,699,916

Communications equipment – 1.2%
EchoStar Corp., Class A (A)	9,979	454,244
Finisar Corp. (A)	34,860	820,256
Lumentum Holdings, Inc. (A)	22,955	1,299,942
ViaSat, Inc. (A)	17,465	1,424,969
Viavi Solutions, Inc. (A)	66,533	976,039
Electronic equipment, instruments and components – 2.7%
Avnet, Inc.	32,119	1,458,845
AVX Corp.	17,692	269,449
Belden, Inc.	16,686	758,546
Coherent, Inc. (A)	7,104	986,390
II-VI, Inc. (A)	18,505	734,649
Jabil, Inc.	46,929	1,449,168
Littelfuse, Inc.	7,540	1,273,958
Novanta, Inc. (A)	9,873	830,221
Rogers Corp. (A)	5,507	873,741

48 JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
SYNNEX Corp.	8,005	$788,813
Tech Data Corp. (A)	13,867	1,405,282
Vishay Intertechnology, Inc.	41,672	708,424
IT services – 2.2%
CACI International, Inc., Class A (A)	7,423	1,597,058
Conduent, Inc. (A)	54,813	498,798
CoreLogic, Inc. (A)	31,240	1,423,607
KBR, Inc.	41,936	1,106,272
LiveRamp Holdings, Inc. (A)	19,104	1,006,590
MAXIMUS, Inc.	23,573	1,732,851
Perspecta, Inc.	43,905	1,024,304
Science Applications International Corp.	15,723	1,342,273
Semiconductors and semiconductor equipment – 2.2%
Cabot Microelectronics Corp.	8,769	1,066,749
Cirrus Logic, Inc. (A)	18,697	917,088
Entegris, Inc.	42,363	1,843,214
MKS Instruments, Inc.	16,175	1,376,978
Semtech Corp. (A)	19,623	1,037,468
Silicon Laboratories, Inc. (A)	15,441	1,732,635
Versum Materials, Inc.	33,679	1,750,634
Software – 4.0%
2U, Inc. (A)(B)	17,548	224,614
ACI Worldwide, Inc. (A)	35,124	1,178,761
Alarm.com Holdings, Inc. (A)	10,511	524,604
Alteryx, Inc., Class A (A)	10,600	1,245,924
Anaplan, Inc. (A)	4,855	276,444
Appfolio, Inc., Class A (A)	2,659	256,726
Blackbaud, Inc.	14,916	1,357,356
Cloudera, Inc. (A)(B)	59,881	358,088
Envestnet, Inc. (A)	13,525	965,820
FireEye, Inc. (A)	58,077	871,155
j2 Global, Inc.	17,024	1,516,668
LogMeIn, Inc.	2,142	162,728
Manhattan Associates, Inc. (A)	20,206	1,717,308
Mimecast, Ltd. (A)	12,275	584,290
Nuance Communications, Inc. (A)	89,016	1,481,226
Paylocity Holding Corp. (A)	9,603	980,370
Pegasystems, Inc.	12,246	925,798
Pluralsight, Inc., Class A (A)	12,380	379,942
Qualys, Inc. (A)	9,877	854,953
Smartsheet, Inc., Class A (A)	8,159	407,216
Tenable Holdings, Inc. (A)	6,890	172,663
Verint Systems, Inc. (A)	19,694	1,139,692
Technology hardware, storage and peripherals – 0.5%
NCR Corp. (A)	35,184	1,189,571
Pure Storage, Inc., Class A (A)	63,312	958,544

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Materials – 5.9%		$25,796,352

Chemicals – 3.5%
Ashland Global Holdings, Inc.	18,840	1,497,403
Balchem Corp.	9,556	980,828
Cabot Corp.	22,609	1,011,074
Element Solutions, Inc. (A)	69,388	695,268
HB Fuller Company	17,413	832,516
Ingevity Corp. (A)	12,594	1,241,013
NewMarket Corp.	2,862	1,206,648
Olin Corp.	51,639	1,036,395
PolyOne Corp.	31,079	1,018,459
Quaker Chemical Corp.	3,977	745,250
Sensient Technologies Corp.	17,136	1,168,161
The Scotts Miracle-Gro Company	12,244	1,373,532
Valvoline, Inc.	59,462	1,200,538
W.R. Grace & Company	20,694	1,403,260
Construction materials – 0.3%
Eagle Materials, Inc.	15,182	1,256,766
Containers and packaging – 1.1%
Amcor PLC (A)	140,450	1,488,770
Ardagh Group SA	5,759	95,772
Graphic Packaging Holding Company	92,973	1,381,579
Owens-Illinois, Inc.	48,325	820,075
Silgan Holdings, Inc.	31,759	954,676
Metals and mining – 0.5%
Allegheny Technologies, Inc. (A)	37,927	825,671
Cleveland-Cliffs, Inc. (B)	84,601	901,847
United States Steel Corp. (B)	36,871	554,171
Paper and forest products – 0.5%
Domtar Corp.	21,789	924,943
Louisiana-Pacific Corp.	45,208	1,181,737
Real estate – 10.7%		46,605,776

Equity real estate investment trusts – 10.1%
Americold Realty Trust	28,790	965,329
Apple Hospitality REIT, Inc.	66,422	1,043,490
Brandywine Realty Trust	56,246	829,629
Brixmor Property Group, Inc.	91,139	1,729,818
Colony Capital, Inc.	144,196	814,707
Columbia Property Trust, Inc.	41,138	902,156
CoreCivic, Inc.	34,210	580,544
CoreSite Realty Corp.	10,982	1,151,023
Corporate Office Properties Trust	33,853	945,176
Cousins Properties, Inc.	32,510	1,143,702
EastGroup Properties, Inc.	10,977	1,322,509
Empire State Realty Trust, Inc., Class A	50,159	702,728
Equity Commonwealth	39,060	1,311,635
First Industrial Realty Trust, Inc.	38,082	1,454,352
Healthcare Realty Trust, Inc.	38,157	1,220,261
Highwoods Properties, Inc.	31,526	1,429,074
Hospitality Properties Trust	52,165	1,288,997

SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS 49

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Hudson Pacific Properties, Inc.	34,892	$1,231,688
JBG SMITH Properties	34,942	1,367,280
Life Storage, Inc.	14,107	1,375,291
National Health Investors, Inc.	12,905	1,024,399
Outfront Media, Inc.	42,447	1,153,709
Paramount Group, Inc.	63,759	881,787
Pebblebrook Hotel Trust	39,339	1,101,099
Physicians Realty Trust	55,613	957,100
Piedmont Office Realty Trust, Inc., Class A	51,937	1,080,809
PotlatchDeltic Corp.	19,042	701,126
PS Business Parks, Inc.	6,922	1,211,350
Rayonier, Inc.	38,945	1,130,963
Retail Properties of America, Inc., Class A	79,668	968,763
Rexford Industrial Realty, Inc.	29,018	1,201,345
RLJ Lodging Trust	54,016	933,396
Ryman Hospitality Properties, Inc.	16,841	1,263,075
Sabra Health Care REIT, Inc.	54,797	1,131,010
Senior Housing Properties Trust	78,875	646,775
Spirit Realty Capital, Inc.	27,215	1,200,726
STAG Industrial, Inc.	33,871	1,006,646
Sunstone Hotel Investors, Inc.	69,288	915,294
Taubman Centers, Inc.	19,155	776,161
The GEO Group, Inc.	36,491	649,905
Weingarten Realty Investors	37,508	1,046,848
Real estate management and development – 0.6%
Cushman & Wakefield PLC (A)	15,756	312,599
Kennedy-Wilson Holdings, Inc.	38,732	833,513
Newmark Group, Inc., Class A	5,045	49,744
The Howard Hughes Corp. (A)	11,987	1,618,245
Utilities – 5.1%		22,244,866

Electric utilities – 1.9%
ALLETE, Inc.	15,983	1,389,722
Hawaiian Electric Industries, Inc.	42,840	1,919,232
IDACORP, Inc.	18,389	1,876,781
PNM Resources, Inc.	26,917	1,336,967
Portland General Electric Company	33,157	1,818,661
Gas utilities – 1.8%
National Fuel Gas Company	22,817	1,089,284

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Gas utilities (continued)
New Jersey Resources Corp.	30,184	$1,505,276
ONE Gas, Inc.	15,989	1,457,877
South Jersey Industries, Inc.	26,956	917,852
Southwest Gas Holdings, Inc.	18,755	1,667,507
Spire, Inc.	15,309	1,261,615
Independent power and renewable electricity producers – 0.4%
Clearway Energy, Inc., Class A	10,790	185,264
Clearway Energy, Inc., Class C	22,562	406,567
Ormat Technologies, Inc.	13,028	853,985
TerraForm Power, Inc., Class A	18,089	278,751
Multi-utilities – 0.8%
Avista Corp.	21,130	972,614
Black Hills Corp.	17,803	1,409,107
NorthWestern Corp.	15,091	1,055,163
Water utilities – 0.2%
American States Water Company	10,877	842,641
SECURITIES LENDING COLLATERAL – 2.3%		$9,813,976
(Cost $9,814,862)
John Hancock Collateral Trust, 2.4297% (C)(D)	980,741	9,813,976
SHORT-TERM INVESTMENTS – 0.1%		$578,054
(Cost $578,054)
Money market funds – 0.1%		578,054

State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.2608% (C)	578,054	578,054
Total investments (Multifactor Small Cap ETF) (Cost $435,557,740) 102.3%		$445,043,079
Other assets and liabilities, net (2.3%)		(9,871,067)
Total net assets 100.0%		$435,172,012

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-19. The value of securities on loan amounted to $9,373,427.
(C)	The rate shown is the annualized seven-day yield as of 7-31-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	1	Long	Sep 2019	$144,752	$148,975	$4,223
						$4,223

^	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

50 JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR TECHNOLOGY ETF

As of 7-31-19 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$58,673,806
(Cost $52,006,918)
Health care – 0.9%		524,363

Health care technology – 0.9%
Medidata Solutions, Inc. (A)	1,610	147,106
Veeva Systems, Inc., Class A (A)	2,274	377,257
Industrials – 1.5%		867,080

Professional services – 1.5%
Verisk Analytics, Inc.	5,715	867,080
Information technology – 97.5%		57,282,363

Communications equipment – 8.1%
Arista Networks, Inc. (A)	919	251,301
Ciena Corp. (A)	5,449	246,404
Cisco Systems, Inc.	49,856	2,762,022
CommScope Holding Company, Inc. (A)	6,277	89,636
F5 Networks, Inc. (A)	2,013	295,347
Juniper Networks, Inc.	10,788	291,492
Lumentum Holdings, Inc. (A)	1,181	66,880
Motorola Solutions, Inc.	4,105	681,266
Ubiquiti Networks, Inc.	645	83,031
Electronic equipment, instruments and components – 4.7%
CDW Corp.	4,581	541,291
Corning, Inc.	24,351	748,793
FLIR Systems, Inc.	5,341	265,234
Jabil, Inc.	8,782	271,188
Littelfuse, Inc.	975	164,736
National Instruments Corp.	4,394	183,493
SYNNEX Corp.	1,716	169,095
Trimble, Inc. (A)	9,915	419,008
IT services – 17.4%
Akamai Technologies, Inc. (A)	5,064	446,290
Amdocs, Ltd.	4,078	260,951
Black Knight, Inc. (A)	5,617	355,668
CACI International, Inc., Class A (A)	857	184,384
Cognizant Technology Solutions Corp., Class A	7,911	515,323
DXC Technology Company	7,672	427,867
EPAM Systems, Inc. (A)	1,261	244,369
Fiserv, Inc. (A)	14,597	1,539,004
Genpact, Ltd.	5,409	214,629
GoDaddy, Inc., Class A (A)	3,660	268,571
IBM Corp.	11,808	1,750,418
Jack Henry & Associates, Inc.	2,838	396,469
Leidos Holdings, Inc.	4,361	358,038
MAXIMUS, Inc.	3,018	221,853
MongoDB, Inc. (A)	672	96,244
Okta, Inc. (A)	1,828	239,157
Science Applications International Corp.	2,091	178,509
Square, Inc., Class A (A)	2,827	227,319
Total System Services, Inc.	6,696	908,781

MULTIFACTOR TECHNOLOGY ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
IT services (continued)
Twilio, Inc., Class A (A)	3,069	$426,929
VeriSign, Inc. (A)	2,700	569,943
WEX, Inc. (A)	1,698	370,283
Semiconductors and semiconductor equipment – 27.8%
Advanced Micro Devices, Inc. (A)	20,164	613,994
Analog Devices, Inc.	5,763	676,922
Applied Materials, Inc.	11,055	545,785
Broadcom, Inc.	5,106	1,480,689
Cree, Inc. (A)	3,567	221,796
Cypress Semiconductor Corp.	8,132	186,792
Entegris, Inc.	4,395	191,226
Intel Corp.	60,668	3,066,767
KLA Corp.	5,383	733,811
Lam Research Corp.	4,755	991,941
Marvell Technology Group, Ltd.	13,924	365,644
Maxim Integrated Products, Inc.	11,282	667,782
Microchip Technology, Inc.	7,726	729,489
Micron Technology, Inc. (A)	22,061	990,318
Monolithic Power Systems, Inc.	910	134,826
NVIDIA Corp.	3,891	656,490
ON Semiconductor Corp. (A)	14,152	304,410
Qorvo, Inc. (A)	3,895	285,465
QUALCOMM, Inc.	12,344	903,087
Skyworks Solutions, Inc.	5,430	463,070
Teradyne, Inc.	6,749	376,122
Texas Instruments, Inc.	9,626	1,203,346
Universal Display Corp.	927	195,671
Xilinx, Inc.	3,180	363,188
Software – 27.8%
2U, Inc. (A)	831	10,637
Adobe, Inc. (A)	3,445	1,029,573
Alteryx, Inc., Class A (A)	767	90,153
Anaplan, Inc. (A)	395	22,491
ANSYS, Inc. (A)	2,339	475,098
Aspen Technology, Inc. (A)	1,652	217,849
Atlassian Corp. PLC, Class A (A)	2,058	288,367
Autodesk, Inc. (A)	1,880	293,600
Blackbaud, Inc.	1,157	105,287
Cadence Design Systems, Inc. (A)	6,222	459,868
CDK Global, Inc.	3,014	156,336
Ceridian HCM Holding, Inc. (A)	841	44,834
Citrix Systems, Inc.	4,127	388,928
Cloudera, Inc. (A)(B)	4,667	27,909
Coupa Software, Inc. (A)	1,044	141,681
DocuSign, Inc. (A)	2,406	124,438
Dropbox, Inc., Class A (A)	3,491	82,248
Elastic NV (A)(B)	185	18,284
Fortinet, Inc. (A)	2,484	199,490
Guidewire Software, Inc. (A)	2,380	242,950

SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS 51

MULTIFACTOR TECHNOLOGY ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
j2 Global, Inc.	1,853	$165,084
LogMeIn, Inc.	1,231	93,519
Microsoft Corp.	28,678	3,907,951
New Relic, Inc. (A)	811	75,561
Nuance Communications, Inc. (A)	9,239	153,737
Nutanix, Inc., Class A (A)	2,619	59,451
Oracle Corp.	32,663	1,838,927
Palo Alto Networks, Inc. (A)	1,695	383,985
Pegasystems, Inc.	1,008	76,205
Pivotal Software, Inc., Class A (A)	2,177	20,638
Pluralsight, Inc., Class A (A)	974	29,892
Proofpoint, Inc. (A)	1,016	128,219
PTC, Inc. (A)	2,844	192,766
RealPage, Inc. (A)	2,246	140,330
RingCentral, Inc., Class A (A)	1,306	185,426
salesforce.com, Inc. (A)	6,823	1,054,154
ServiceNow, Inc. (A)	1,555	431,341
Smartsheet, Inc., Class A (A)	610	30,445
SolarWinds Corp. (A)(B)	954	17,096
Splunk, Inc. (A)	2,687	363,578
SS&C Technologies Holdings, Inc.	7,440	356,748
Symantec Corp.	12,831	276,636
Synopsys, Inc. (A)	4,813	638,974
Tableau Software, Inc., Class A (A)	1,345	228,018
Teradata Corp. (A)	3,475	127,255
Tyler Technologies, Inc. (A)	1,082	252,485
VMware, Inc., Class A	810	141,337
Workday, Inc., Class A (A)	1,291	258,174
Zendesk, Inc. (A)	2,019	168,708
Zscaler, Inc. (A)	1,031	86,882
Technology hardware, storage and peripherals – 11.7%
Apple, Inc.	18,556	3,953,170
Dell Technologies, Inc., Class C (A)	3,316	191,466
Hewlett Packard Enterprise Company	45,191	649,395
HP, Inc.	18,665	392,712
NetApp, Inc.	7,786	455,403
Pure Storage, Inc., Class A (A)	6,108	92,475
Seagate Technology PLC	8,509	394,047
Western Digital Corp.	9,440	508,722
Xerox Corp.	8,149	261,583
SECURITIES LENDING COLLATERAL – 0.1%		$59,157
(Cost $59,160)
John Hancock Collateral Trust, 2.4297% (C)(D)	5,912	59,157

MULTIFACTOR TECHNOLOGY ETF (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 0.2%		$92,850
(Cost $92,850)
Money market funds – 0.2%		92,850

State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.2608% (C)	92,850	92,850
Total investments (Multifactor Technology ETF) (Cost $52,158,928) 100.2%		$58,825,813
Other assets and liabilities, net (0.2%)		(106,332)
Total net assets 100.0%		$58,719,481

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-19. The value of securities on loan amounted to $56,897.
(C)	The rate shown is the annualized seven-day yield as of 7-31-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

MULTIFACTOR UTILITIES ETF

As of 7-31-19 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$33,907,007
(Cost $31,577,730)
Utilities – 99.9%		33,907,007

Electric utilities – 57.6%
ALLETE, Inc.	2,238	194,594
Alliant Energy Corp.	12,106	599,731
American Electric Power Company, Inc.	14,778	1,297,656
Avangrid, Inc.	3,409	172,325
Duke Energy Corp.	12,017	1,042,114
Edison International	19,575	1,459,121
Entergy Corp.	13,110	1,384,678
Evergy, Inc.	14,706	889,566
Eversource Energy	19,006	1,441,795
Exelon Corp.	38,203	1,721,427
FirstEnergy Corp.	26,277	1,155,400
Hawaiian Electric Industries, Inc.	7,584	339,763
IDACORP, Inc.	1,949	198,915
NextEra Energy, Inc.	5,322	1,102,559
OGE Energy Corp.	7,607	326,721
Pinnacle West Capital Corp.	8,007	730,399
Portland General Electric Company	6,104	334,804
PPL Corp.	55,979	1,658,658
The Southern Company	30,998	1,742,088
Xcel Energy, Inc.	29,725	1,771,904
Gas utilities – 5.8%
Atmos Energy Corp.	5,258	573,332
New Jersey Resources Corp.	2,405	119,937
ONE Gas, Inc.	2,800	255,304
Southwest Gas Holdings, Inc.	3,632	322,921

52 JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR UTILITIES ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Gas utilities (continued)
Spire, Inc.	2,204	$181,632
UGI Corp.	10,047	513,301
Independent power and renewable electricity producers – 3.8%
AES Corp.	33,713	566,041
NRG Energy, Inc.	11,609	396,331
Vistra Energy Corp.	15,758	338,167
Multi-utilities – 29.3%
Ameren Corp.	16,497	1,248,658
Black Hills Corp.	3,658	289,531
CenterPoint Energy, Inc.	24,159	700,853
CMS Energy Corp.	13,971	813,392
Consolidated Edison, Inc.	18,130	1,540,325
Dominion Energy, Inc.	11,414	847,946
DTE Energy Company	9,783	1,243,517
NiSource, Inc.	17,107	507,907
Public Service Enterprise Group, Inc.	15,191	868,166
Sempra Energy	4,919	666,180
WEC Energy Group, Inc.	14,158	1,209,943
Water utilities – 3.4%
American Water Works Company, Inc.	7,723	886,446
Aqua America, Inc.	6,030	252,959
SHORT-TERM INVESTMENTS – 0.2%		$52,592
(Cost $52,592)
Money market funds – 0.2%		52,592

State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.2608% (A)	52,592	52,592
Total investments (Multifactor Utilities ETF) (Cost $31,630,322) 100.1%		$33,959,599
Other assets and liabilities, net (0.1%)		(23,488)
Total net assets 100.0%		$33,936,111

Security Abbreviations and Legend

(A)	The rate shown is the annualized seven-day yield as of 7-31-19.

SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS 53

Notes to Funds’ investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the funds’ Valuation Policies and Procedures.

In order to value the securities, the funds use the following valuation techniques: Equity securities held by the funds are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor valued at London close.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the funds’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the funds’ Pricing Committee, following procedures established by the Board of Trustees. The funds may use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities under certain circumstances, in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the funds’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2019, all funds’ investments are categorized as Level 1 under the hierarchy described above, except for Multifactor Developed International ETF and Multifactor Emerging Markets ETF.

The following is a summary of the values by input classification of the funds’ investments as of July 31, 2019, by major security category or type:

MULTIFACTOR DEVELOPED INTERNATIONAL ETF

	Total value at 7-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$36,489,236	$36,489,236	—	—
Austria	817,002	817,002	—	—
Belgium	5,596,398	5,596,398	—	—
Chile	238,568	238,568	—	—
China	203,503	203,503	—	—
Denmark	7,946,857	7,946,857	—	—
Finland	5,690,252	5,690,252	—	—
France	50,360,305	50,360,305	—	—
Germany	41,906,166	41,906,166	—	—
Hong Kong	18,104,727	18,104,727	—	—
Ireland	3,499,185	3,499,185	—	—
Israel	1,648,107	1,648,107	—	—
Italy	9,946,246	9,946,246	—	—
Japan	124,219,393	124,219,393	—	—
Luxembourg	1,249,883	1,249,883	—	—
Macau	590,890	590,890	—	—

54

	Total value at 7-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Mexico	99,618	99,618	—	—
Netherlands	20,037,847	20,037,847	—	—
New Zealand	790,663	790,663	—	—
Norway	2,873,859	2,873,859	—	—
Portugal	693,721	693,721	—	—
Singapore	5,161,103	5,161,103	—	—
Spain	14,355,451	14,312,263	$43,188	—
Sweden	12,309,682	12,309,682	—	—
Switzerland	46,981,615	46,981,615	—	—
United Arab Emirates	151,616	151,616	—	—
United Kingdom	77,994,990	77,994,990	—	—
United States	148,629	148,629	—	—
Preferred securities	3,318,505	3,318,505	—	—
Securities lending collateral	842,715	842,715	—	—
Total investments in securities	$494,266,732	$494,223,544	$43,188	—

MULTIFACTOR EMERGING MARKETS ETF

	Total value at 7-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks	$770,225,531	$770,225,531	—	—
Preferred securities
Brazil	19,052,966	19,052,966	—	—
Chile	496,760	496,760	—	—
South Korea	7,934	—	—	$7,934
Warrants	18	18	—	—
Securities lending collateral	851,018	851,018	—	—
Short-term investments	1,488,256	1,488,256	—	—
Total investments in securities	$792,122,483	$792,114,549	—	$7,934
Derivatives:
Liabilities
Futures	$(87,476)	$(87,476)	—	—

Investment in affiliated underlying funds. The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds’ purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

				Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Multifactor Consumer Discretionary ETF
John Hancock
Collateral Trust	115,596	383,890	(410,509)	88,977	—	—	$46	($71)	$890,368
Multifactor Consumer Staples ETF
John Hancock
Collateral Trust	21,615	125,908	(147,523)	—	—	—	$35	($4)	—
Multifactor Developed International ETF
John Hancock
Collateral Trust	3,047,921	1,853,672	(4,817,378)	84,215	—	—	$424	($542)	$842,715
Multifactor Emerging Markets ETF
John Hancock
Collateral Trust	418,534	442,327	(775,816)	85,045	—	—	$444	($132)	$851,018
Multifactor Energy ETF
John Hancock
Collateral Trust	—	5,354	(3,372)	1,982	—	—	($1)	($1)	$19,834
Multifactor Healthcare ETF

55

				Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock
Collateral Trust	63,701	128,823	(171,823)	20,701	—	—	$60	($34)	$207,152
Multifactor Industrials ETF
John Hancock
Collateral Trust	25,776	45,279	(59,197)	11,858	—	—	$16	($8)	$118,664
Multifactor Large Cap ETF
John Hancock
Collateral Trust	425,699	1,977,631	(2,016,276)	387,054	—	—	$248	($395)	$3,873,135
Multifactor Mid Cap ETF
John Hancock
Collateral Trust	1,191,794	5,152,889	(5,388,679)	956,004	—	—	$1,345	($1,019)	$9,566,442
Multifactor Small Cap ETF
John Hancock
Collateral Trust	1,727,836	2,972,611	(3,719,706)	980,741	—	—	$812	($1,176)	$9,813,976
Multifactor Technology ETF
John Hancock
Collateral Trust	59,460	480,493	(534,041)	5,912	—	—	$37	($9)	$59,157

For additional information on the funds’ significant accounting policies, please refer to the funds’ most recent semiannual or annual shareholder report and prospectus.

56

More information

How to contact us

Internet	www.jhinvestments.com/etf

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

This report is for the information of the shareholders of John Hancock Multifactor ETFs.	ETFQ1 07/19
9/19